United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2009

                   Date of reporting period: March 31, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2009 is provided below.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
AUSTRALIA - 6.5%                       AGL Energy Ltd.                                                       37,661   $    390,690
                                       AMP Ltd.                                                             167,011        545,216
                                       AXA Asia Pacific Holdings Ltd.                                        72,864        172,595
                                       Alumina Ltd.                                                         125,666        113,272
                                       Amcor Ltd.                                                            71,378        220,763
                                       Aristocrat Leisure Ltd.                                               22,855         54,410
                                       Australia & New Zealand Banking Group Ltd.                           174,251      1,904,099
                                       Australian Stock Exchange Ltd.                                        14,677        299,254
                                       BHP Billiton Ltd.                                                    286,666      6,335,679
                                       Bendigo and Adelaide Bank Ltd.                                        20,287        115,336
                                       Billabong International Ltd.                                          12,686         74,941
                                       BlueScope Steel Ltd.                                                  74,973        134,494
                                       Boral Ltd.                                                            50,019        125,788
                                       Brambles Ltd.                                                        118,982        396,909
                                       CFS Retail Property Trust                                            148,618        168,863
                                       CSL Ltd.                                                              51,681      1,167,815
                                       CSR Ltd.                                                             111,831         93,528
                                       Caltex Australia Ltd.                                                 12,081         75,059
                                       Coca-Cola Amatil Ltd.                                                 47,908        288,711
                                       Cochlear Ltd.                                                          3,890        135,652
                                       Commonwealth Bank of Australia Ltd.                                  125,885      3,022,075
                                       Computershare Ltd.                                                    33,896        206,678
                                       Crown Ltd.                                                            40,471        179,652
                                       DB RREEF Trust                                                       301,084        156,855
                                       Fairfax Media Ltd.                                                   188,043        133,072
                                       Fortescue Metals Group Ltd. (a)                                      109,670        195,643
                                       Foster's Group Ltd.                                                  166,479        585,482
                                       General Property Trust                                               404,333        122,786
                                       Goodman Fielder Ltd.                                                  77,271         55,997
                                       Goodman Group                                                        227,998         51,755
                                       Harvey Norman Holdings Ltd.                                           44,194         78,919
                                       Incitec Pivot Ltd.                                                   143,533        212,678
                                       Insurance Australia Group Ltd.                                       170,317        413,649
                                       James Hardie Industries NV                                            35,273        103,210
                                       Leighton Holdings Ltd.                                                12,576        168,593
                                       Lend Lease Corp., Ltd.                                                27,961        126,983
                                       Lion Nathan Ltd.                                                      22,731        127,361
                                       Macquarie Airports Group                                              51,082         64,486
                                       Macquarie Group Ltd.                                                  25,214        474,783
                                       Macquarie Infrastructure Group                                       207,733        212,817
                                       Macquarie Office Trust                                               106,454         12,646
                                       Metcash Ltd.                                                          65,775        185,245
                                       Mirvac Group                                                         104,197         61,159
                                       National Australia Bank Ltd.                                         159,731      2,229,745
                                       Newcrest Mining Ltd.                                                  40,950        942,646
                                       Nufarm Ltd.                                                            7,277         57,425
                                       OZ Mineral Ltd.                                                      230,335         88,891

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       OneSteel Ltd.                                                         66,281   $    104,145
                                       Orica Ltd.                                                            29,652        305,866
                                       Origin Energy Ltd.                                                    75,306        774,760
                                       Perpetual Trustees Australia Ltd.                                      1,777         33,328
                                       QBE Insurance Group Ltd.                                              84,374      1,131,878
                                       Qantas Airways Ltd.                                                   77,188         93,266
                                       Rio Tinto Ltd.                                                        24,427        970,131
                                       SP AusNet                                                             91,032         57,514
                                       Santos Ltd.                                                           51,987        611,884
                                       Sims Metal Management Ltd.                                            13,208        156,879
                                       Sonic Healthcare Ltd.                                                 31,035        239,060
                                       Stockland                                                            132,813        283,761
                                       Suncorp-Metway Ltd.                                                  101,171        422,534
                                       Tabcorp Holdings Ltd.                                                 45,093        203,658
                                       Tatts Group Ltd.                                                      98,432        189,454
                                       Telstra Corp. Ltd.                                                   368,496        822,577
                                       Toll Holdings Ltd.                                                    56,456        245,635
                                       Transurban Group                                                      95,317        309,626
                                       Wesfarmers Ltd. Ordinary Shares                                       86,741      1,138,196
                                       Wesfarmers Ltd. Partially Protected Shares                            12,455        164,582
                                       Westfield Group                                                      172,694      1,197,114
                                       Westpac Banking Corp.                                                238,549      3,150,052
                                       Woodside Petroleum Ltd.                                               41,228      1,098,157
                                       Woolworths Ltd.                                                      103,941      1,804,068
                                       WorleyParsons Ltd.                                                    13,235        166,792
                                                                                                                      ------------
                                                                                                                        38,759,222
                                                                                                                      ------------
AUSTRIA - 0.3%                         Erste Bank der Oesterreichischen Sparkassen AG                        16,773        284,097
                                       OMV AG                                                                14,515        485,586
                                       Raiffeisen International Bank Holding AG                               4,730        133,190
                                       Strabag SE                                                             4,955         97,215
                                       Telekom Austria AG                                                    30,350        459,465
                                       Verbund - Oesterreichische Elektrizitaetswirtschafts AG                5,911        224,339
                                       Vienna Insurance Group                                                 2,331         66,897
                                       Voestalpine AG                                                        10,194        133,245
                                       Wienerberger AG                                                        7,093         55,813
                                                                                                                      ------------
                                                                                                                         1,939,847
                                                                                                                      ------------
BELGIUM - 0.9%                         Anheuser-Busch InBev NV                                               62,844      1,730,427
                                       Anheuser-Busch InBev NV VVPR Strip (a)                                24,368             97
                                       Belgacom SA                                                           14,890        466,636
                                       Colruyt SA                                                             1,471        337,346
                                       Delhaize Group                                                         8,833        573,210
                                       Dexia NV                                                              46,690        160,969
                                       Fortis                                                               189,895        346,954
                                       Groupe Bruxelles Lambert SA                                            7,108        482,602
                                       KBC Bancassurance Holding                                             14,083        227,510
                                       Mobistar SA                                                            2,738        172,884
                                       Nationale A Portefeuille                                               3,872        179,731

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Solvay SA                                                              5,227   $    366,577
                                       UCB SA                                                                 8,700        256,301
                                       Umicore SA                                                            11,341        209,586
                                                                                                                      ------------
                                                                                                                         5,510,830
                                                                                                                      ------------
BERMUDA - 0.1%                         Mongolia Energy Co. Ltd. (a)                                         244,297         70,515
                                       Pacific Basin Shipping Ltd.                                          146,713         66,878
                                       SeaDrill Ltd.                                                         26,734        258,422
                                       Yue Yuen Industrial Holdings Ltd.                                     38,785         88,586
                                                                                                                      ------------
                                                                                                                           484,401
                                                                                                                      ------------
CAYMAN ISLANDS - 0.0%                  Foxconn International Holdings Ltd. (a)                              148,529         62,895
                                       Hopewell Highway Infrastructure Ltd.                                   5,634          3,179
                                       Lifestyle International Holdings Ltd.                                 32,013         25,673
                                                                                                                      ------------
                                                                                                                            91,747
                                                                                                                      ------------
DENMARK - 0.8%                         A P Moller - Maersk A/S Class A                                           50        217,197
                                       A P Moller - Maersk A/S Class B                                           97        426,245
                                       Carlsberg A/S                                                          6,299        258,660
                                       Coloplast A/S Class B                                                  1,714        105,341
                                       Danisco A/S                                                            4,513        135,235
                                       Danske Bank A/S                                                       39,851        335,652
                                       Dsv A/S                                                               16,832        123,675
                                       FLS Industries A/S Class B                                             4,717        120,192
                                       Jyske Bank (a)                                                         3,300         75,315
                                       Novo-Nordisk A/S Class B                                              39,427      1,890,362
                                       Novozymes A/S Class B                                                  4,067        294,215
                                       Topdanmark A/S (a)                                                     1,551        152,682
                                       TrygVesta A/S                                                          2,219        112,282
                                       Vestas Wind Systems A/S (a)                                           16,259        714,261
                                       William Demant Holding (a)                                             1,330         53,564
                                                                                                                      ------------
                                                                                                                         5,014,878
                                                                                                                      ------------
FINLAND - 1.2%                         Elisa Corp.                                                           13,141        191,550
                                       Fortum Oyj                                                            39,245        747,524
                                       Kesko Oyj Class B                                                      6,235        129,352
                                       Kone Oyj Class B                                                      13,564        280,991
                                       Metso Oyj                                                             11,856        140,068
                                       Neste Oil Oyj                                                         11,359        150,982
                                       Nokia Oyj                                                            322,203      3,768,309
                                       Nokian Renkaat Oyj                                                     9,415        110,355
                                       OKO Bank                                                               7,080         41,765
                                       Orion Oyj                                                              5,513         79,779
                                       Outokumpu Oyj                                                         10,368        112,177
                                       Rautaruukki Oyj                                                        7,096        113,541
                                       Sampo Oyj                                                             37,840        557,965
                                       Sanoma Oyj                                                             4,060         51,828
                                       Stora Enso Oyj Class R                                                53,245        188,606
                                       UPM-Kymmene Oyj                                                       46,654        269,261
                                       Wartsila Oyj                                                           7,230        152,478
                                                                                                                      ------------
                                                                                                                         7,086,531
                                                                                                                      ------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
FRANCE - 10.0%                         AXA SA                                                               130,782   $  1,569,707
                                       Accor SA                                                              16,723        582,020
                                       Aeroports de Paris                                                     2,398        127,669
                                       Air France-KLM                                                        11,955        106,298
                                       Air Liquide                                                           20,946      1,703,300
                                       Alcatel SA                                                           204,260        381,869
                                       Alstom                                                                18,051        936,059
                                       Atos Origin SA                                                         6,166        158,190
                                       BNP Paribas SA                                                        69,420      2,864,036
                                       BioMerieux                                                             1,193         93,113
                                       Bouygues                                                              21,135        755,261
                                       Bureau Veritas SA                                                      4,034        152,650
                                       CNP Assurances                                                         3,247        204,776
                                       Cap Gemini SA                                                         12,634        406,046
                                       Carrefour SA                                                          53,856      2,100,926
                                       Casino Guichard Perrachon SA                                           3,855        250,835
                                       Christian Dior SA                                                      4,815        263,750
                                       Cie de Saint-Gobain SA                                                31,393        879,603
                                       Cie Generale d'Optique Essilor International SA                       17,775        686,782
                                       Compagnie Generale de Geophysique SA (a)                              13,120        151,883
                                       Compagnie Generale des Etablissements Michelin                        12,919        478,836
                                       Credit Agricole SA                                                    75,180        829,507
                                       Dassault Systemes SA                                                   5,720        222,120
                                       EDP Renovaveis SA (a)                                                 17,823        145,576
                                       Eiffage                                                                3,338        155,286
                                       Electricite de France SA                                              17,664        692,764
                                       Eramet                                                                   461        101,747
                                       Eurazeo                                                                2,508         67,191
                                       European Aeronautic Defense and Space Co.                             28,736        333,909
                                       Eutelsat Communications                                                8,923        189,624
                                       France Telecom SA                                                    154,878      3,530,786
                                       GDF Suez                                                              92,495      3,172,085
                                       Gecina SA                                                              1,392         53,399
                                       Groupe Danone                                                         36,876      1,794,520
                                       Hermes International                                                   4,700        546,795
                                       ICADE                                                                  1,353         95,795
                                       Iliad SA                                                               1,114        103,850
                                       Imerys SA                                                              2,523         92,704
                                       Ipsen                                                                  2,182         84,010
                                       JC Decaux SA                                                           5,607         63,518
                                       Klepierre                                                              7,347        129,076
                                       L'Oreal SA                                                            20,569      1,414,026
                                       LVMH Moet Hennessy Louis Vuitton SA                                   20,724      1,300,468
                                       Lafarge SA                                                            11,452        517,019
                                       Lagardere S.C.A.                                                      10,889        305,560
                                       Legrand Promesses                                                      9,435        163,921
                                       M6-Metropole Television SA                                             5,485         89,505

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Natixis                                                               90,048   $    152,813
                                       Neopost SA                                                             2,741        212,567
                                       PagesJaunes Groupe SA                                                 11,204         94,714
                                       Pernod-Ricard SA                                                      14,425        803,901
                                       Peugeot SA                                                            13,684        258,786
                                       Pinault-Printemps-Redoute                                              6,697        429,347
                                       Publicis Groupe                                                       11,154        285,935
                                       Renault SA                                                            15,688        322,579
                                       STMicroelectronics NV                                                 60,216        301,305
                                       Safran SA                                                             16,573        154,282
                                       Sanofi-Aventis                                                        89,412      5,017,916
                                       Schneider Electric SA                                                 18,786      1,249,396
                                       Scor SE                                                               15,455        317,595
                                       Societe BIC SA                                                         1,668         81,959
                                       Societe Des Autoroutes Paris-Rhin-Rhone                                1,437         91,659
                                       Societe Generale SA                                                   39,374      1,540,191
                                       Societe Television Francaise 1                                        10,396         81,471
                                       Sodexho Alliance SA                                                    8,328        379,341
                                       Suez Environnement SA (a)                                             23,764        349,448
                                       Technip SA                                                             9,002        317,335
                                       Thales SA                                                              7,881        298,430
                                       Total SA                                                             181,410      8,970,638
                                       Unibail - Rodamco                                                      7,215      1,020,975
                                       Valeo SA                                                               6,460         94,446
                                       Vallourec SA                                                           4,672        433,149
                                       Veolia Environnement SA                                               33,251        694,348
                                       Vinci SA                                                              35,320      1,311,242
                                       Vivendi SA                                                            99,131      2,621,917
                                       Wendel                                                                 2,216         58,531
                                       Zodiac Aerospace                                                       3,520         89,191
                                                                                                                      ------------
                                                                                                                        59,083,777
                                                                                                                      ------------
GERMANY - 7.6%                         Adidas-Salomon AG                                                     17,353        575,935
                                       Allianz AG Registered Shares                                          38,595      3,230,507
                                       BASF SE                                                               78,672      2,377,570
                                       Bayer AG                                                              64,618      3,087,230
                                       Bayerische Motoren Werke AG                                           29,123        840,060
                                       Bayerische Motoren Werke AG (Preference Shares)                        5,309         91,232
                                       Beiersdorf AG                                                          7,770        347,999
                                       Celesio AG                                                             7,514        138,333
                                       Commerzbank AG                                                        60,449        321,573
                                       DaimlerChrysler AG                                                    76,404      1,925,030
                                       Deutsche Bank AG Registered Shares                                    45,872      1,837,461
                                       Deutsche Boerse AG                                                    16,506        990,295
                                       Deutsche Lufthansa AG                                                 20,149        218,288
                                       Deutsche Post AG                                                      73,176        788,485
                                       Deutsche Postbank AG                                                   7,342        116,330
                                       Deutsche Telekom AG                                                  237,381      2,940,205

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       E.ON AG                                                              162,316   $  4,501,699
                                       Fraport AG                                                             2,921         93,797
                                       Fresenius AG                                                           2,764        104,638
                                       Fresenius AG (Preference Shares)                                       7,111        325,298
                                       Fresenius Medical Care AG                                             16,729        649,162
                                       GEA Group AG                                                          12,993        138,305
                                       Hamburger Hafen und Logistik AG                                        2,544         62,610
                                       Hannover Rueckversicherung AG Registered Shares                        5,336        169,968
                                       HeidelbergCement AG                                                    2,346         76,853
                                       Henkel KGaA                                                           11,896        300,091
                                       Hochtief AG                                                            3,709        139,733
                                       K+SAG                                                                 13,070        604,203
                                       Linde AG                                                              11,800        801,199
                                       MANAG                                                                  9,287        403,122
                                       Merck KGaA                                                             5,601        494,886
                                       Metro AG                                                               9,987        329,285
                                       Muenchener Rueckversicherungs AG Registered Shares                    17,475      2,127,866
                                       Porsche Automobil Holding SE (Preference Shares)                       7,884        369,354
                                       Puma AG Rudolf Dassler Sport                                             573         86,747
                                       Q-Cells AG (a)                                                         5,432        105,778
                                       Qiagen NV (a)                                                         16,105        256,498
                                       RWEAG                                                                 37,696      2,639,877
                                       SAPAG                                                                 73,049      2,554,322
                                       Salzgitter AG                                                          3,391        188,733
                                       Siemens AG                                                            73,938      4,221,102
                                       Solarworld AG                                                          7,403        150,955
                                       Suedzucker AG                                                          5,494        105,983
                                       TUI AG                                                                18,871        100,628
                                       ThyssenKrupp AG                                                       31,643        552,056
                                       United Internet AG                                                    11,411         94,856
                                       Volkswagen AG                                                          7,496      2,301,925
                                       Wacker Chemie AG                                                       1,383        114,220
                                                                                                                      ------------
                                                                                                                        44,992,282
                                                                                                                      ------------
GREECE - 0.5%                          Alpha Bank AE                                                         33,709        223,722
                                       Coca-Cola Hellenic Bottling Co. SA                                    13,307        191,260
                                       EFG Eurobank Ergasias SA                                              27,217        157,218
                                       Hellenic Petroleum SA                                                  6,553         62,601
                                       Hellenic Telecommunications Organization SA                           23,844        357,414
                                       Marfin Investment Group SA                                            53,258        192,987
                                       National Bank of Greece SA                                            43,816        665,548
                                       OPAP SA                                                               19,803        523,482
                                       Piraeus Bank SA                                                       27,189        180,670
                                       Public Power Corp.                                                     9,270        168,232
                                       Titan Cement Co. SA                                                    3,439         73,341
                                                                                                                      ------------
                                                                                                                         2,796,475
                                                                                                                      ------------
HONG KONG - 2.2%                       ASM Pacific Technology Ltd.                                           12,504         43,803
                                       BOC Hong Kong Holdings Ltd.                                          323,400        331,219

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Bank of East Asia Ltd.                                               136,333   $    263,431
                                       CLP Holdings Ltd.                                                    178,687      1,227,767
                                       Cathay Pacific Airways Ltd.                                          106,263        105,409
                                       Cheung Kong Holdings Ltd.                                            120,835      1,041,457
                                       Cheung Kong Infrastructure Holdings Ltd.                              31,500        126,022
                                       Chinese Estates Holdings Ltd.                                         78,000         94,661
                                       Esprit Holdings Ltd.                                                  92,100        469,927
                                       Hang Lung Group Ltd.                                                  83,000        252,808
                                       Hang Lung Properties Ltd.                                            167,000        392,877
                                       Hang Seng Bank Ltd.                                                   66,753        673,676
                                       Henderson Land Development Co., Ltd.                                  93,491        356,498
                                       The Hong Kong & China Gas Ltd.                                       323,290        509,606
                                       Hong Kong Aircraft Engineering Co. Ltd.                                3,200         27,538
                                       Hong Kong Exchanges and Clearing Ltd.                                 89,927        848,682
                                       HongKong Electric Holdings Ltd.                                      121,000        718,908
                                       Hopewell Holdings Ltd.                                                56,349        148,395
                                       Hutchison Telecommunications International Ltd.                      158,647         49,628
                                       Hutchison Whampoa Ltd.                                               186,176        913,951
                                       Hysan Development Co. Ltd.                                            56,791         96,113
                                       Kerry Properties Ltd.                                                 55,000        132,561
                                       Kingboard Chemical Holdings Ltd.                                      50,647        104,131
                                       Li & Fung Ltd.                                                       203,990        478,215
                                       The Link REIT                                                        184,414        365,642
                                       MTR Corp.                                                            115,000        276,375
                                       NWS Holdings Ltd.                                                     79,000        106,755
                                       New World Development Ltd.                                           214,484        214,104
                                       Orient Overseas International Ltd.                                    17,057         42,423
                                       Shangri-La Asia Ltd.                                                  92,990        105,607
                                       Sino Land Co.                                                        160,421        160,725
                                       Sun Hung Kai Properties Ltd.                                         122,324      1,097,611
                                       Swire Pacific Ltd. Class A                                            68,077        453,997
                                       Television Broadcasts Ltd.                                            17,000         54,376
                                       Wharf Holdings Ltd.                                                  112,870        281,026
                                       WheelockandCo., Ltd.                                                  91,000        153,047
                                       Wing Hang Bank Ltd.                                                   10,500         50,328
                                                                                                                      ------------
                                                                                                                        12,769,299
                                                                                                                      ------------
IRELAND - 0.3%                         Anglo Irish Bank Corp. Plc                                            62,641              1
                                       CRH Plc                                                               46,938      1,011,387
                                       Elan Corp. Plc (a)                                                    37,704        255,489
                                       Kerry Group Plc                                                       10,288        208,547
                                       Ryanair Holdings Plc (a)                                              35,968        137,697
                                                                                                                      ------------
                                                                                                                         1,613,121
                                                                                                                      ------------
ITALY - 3.2%                           A2A SpA                                                              110,110        167,178
                                       ACEA SpA                                                               7,973         95,218
                                       Alleanza Assicurazioni SpA                                            37,149        209,308
                                       Assicurazioni Generali SpA                                            88,587      1,518,076
                                       Autogrill SpA                                                          8,807         50,733

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Autostrade SpA                                                        22,588   $    340,913
                                       Banca Carige SpA                                                      61,682        202,059
                                       Banca Monte dei Paschi di Siena SpA                                  216,608        299,502
                                       Banca Popolare di Milano Scrl                                         34,459        171,395
                                       Banco Popolare SpA                                                    56,155        257,716
                                       Bulgari SpA                                                           12,838         56,451
                                       Enel SpA                                                             365,243      1,751,441
                                       Eni SpA                                                              221,702      4,292,657
                                       Exor SpA                                                               8,247         83,164
                                       Fiat SpA                                                              64,040        448,436
                                       Finmeccanica SpA                                                      35,475        441,547
                                       Fondiaria-Sai SpA                                                      6,498         75,949
                                       Intesa Sanpaolo SpA                                                  643,713      1,770,525
                                       Intesa Sanpaolo SpA (Non-Convertible Savings Shares)                  68,618        129,097
                                       Italcementi SpA                                                        6,190         62,648
                                       Italcementi SpA (Non-Convertible Savings Shares)                      10,722         56,513
                                       Lottomatica SpA                                                        6,535        107,436
                                       Luxottica Group SpA                                                   12,204        188,569
                                       Mediaset SpA                                                          67,339        300,189
                                       Mediobanca SpA                                                        43,163        365,805
                                       Mediolanum SpA                                                        27,409         94,464
                                       Parmalat SpA                                                         146,382        301,368
                                       Pirelli & C. SpA                                                     204,382         47,696
                                       Prysmian SpA                                                           9,524         94,837
                                       Saipem SpA                                                            23,126        411,482
                                       Saras SpA                                                             19,965         52,275
                                       Snam Rete Gas SpA                                                     68,615        368,165
                                       Telecom Italia SpA                                                   845,200      1,089,662
                                       Telecom Italia SpA (Non-Convertible Savings Shares)                  531,106        540,073
                                       Terna SpA                                                            105,250        327,634
                                       Unicredit SpA                                                      1,024,839      1,686,751
                                       Unione Di Banche Italiane ScpA                                        53,164        585,398
                                       Unipol SpA                                                            54,783         48,508
                                       Unipol SpA (Preference Shares)                                        53,172         31,506
                                                                                                                      ------------
                                                                                                                        19,122,344
                                                                                                                      ------------
JAPAN - 23.6%                          The 77 Bank Ltd.                                                      22,000        109,740
                                       Abc-Mart Inc.                                                          1,600         30,540
                                       Acom Co., Ltd.                                                         4,160        118,176
                                       Advantest Corp.                                                       14,800        223,483
                                       Aeon Co., Ltd.                                                        54,800        362,229
                                       Aeon Credit Service Co., Ltd.                                          8,900         81,477
                                       Aeon Mall Co. Ltd.                                                     3,600         46,306
                                       Aioi Insurance Co., Ltd.                                              45,000        175,212
                                       Aisin Seiki Co., Ltd.                                                 16,500        264,768
                                       Ajinomoto Co., Inc.                                                   57,000        404,086
                                       Alfresa Holdings Corp.                                                 1,900         69,625
                                       All Nippon Airways Co., Ltd.                                          43,000        168,223

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Alps Electric Co., Ltd.                                               17,700   $     61,189
                                       Amada Co., Ltd.                                                       28,000        149,599
                                       Aozora Bank Ltd.                                                      70,000         77,468
                                       Asahi Breweries Ltd.                                                  34,200        410,203
                                       Asahi Glass Co., Ltd.                                                 87,100        462,411
                                       Asahi Kasei Corp.                                                    102,000        370,463
                                       Asics Corp.                                                           14,000         97,694
                                       Astellas Pharma, Inc.                                                 41,100      1,271,886
                                       The Bank of Kyoto Ltd.                                                26,000        220,827
                                       The Bank of Yokohama Ltd.                                            106,000        454,477
                                       Benesse Corp.                                                          5,600        206,281
                                       Bridgestone Corp.                                                     52,700        764,207
                                       Brother Industries Ltd.                                               23,000        170,500
                                       Canon, Inc.                                                           89,900      2,620,749
                                       Canon Marketing Japan, Inc.                                            4,700         66,212
                                       Casio Computer Co., Ltd.                                              19,000        135,897
                                       Central Japan Railway Co.                                                134        755,602
                                       The Chiba Bank Ltd.                                                   65,000        323,994
                                       Chubu Electric Power Co., Inc.                                        56,800      1,251,909
                                       Chugai Pharmaceutical Co., Ltd.                                       18,000        306,646
                                       The Chugoku Bank Ltd.                                                 16,000        205,222
                                       Chugoku Electric Power Co.                                            22,500        487,773
                                       Chuo Mitsui Trust Holdings, Inc.                                      84,000        261,287
                                       Citizens Holding Co., Ltd.                                            32,400        132,957
                                       Coca-Cola West Holdings Co., Ltd.                                      3,300         52,796
                                       Cosmo Oil Co., Ltd.                                                   37,000        112,635
                                       Credit Saison Co., Ltd.                                               15,900        157,694
                                       DIC Corp.                                                             30,000         44,067
                                       Dai Nippon Printing Co., Ltd.                                         51,000        470,031
                                       Daicel Chemical Industries Ltd.                                       14,000         50,462
                                       Daido Steel Co., Ltd.                                                 24,000         59,785
                                       Daihatsu Motor Co., Ltd.                                              20,000        158,086
                                       Daiichi Sankyo Co., Ltd.                                              58,200        978,518
                                       Daikin Industries Ltd.                                                22,500        619,470
                                       Dainippon Pharma Co., Ltd.                                            17,000        141,904
                                       Daito Trust Construction Co., Ltd.                                     6,900        232,612
                                       Daiwa House Industry Co., Ltd.                                        44,000        357,559
                                       Daiwa Securities Group, Inc.                                         115,000        509,640
                                       Dena Co. Ltd.                                                             24         78,929
                                       Denki Kagaku Kogyo Kabushiki Kaisha                                   25,000         45,336
                                       Denso Corp.                                                           41,900        847,023
                                       Dentsu, Inc.                                                          17,000        261,190
                                       Diamond Lease Co., Ltd.                                                3,720         79,309
                                       Dowa Mining Co., Ltd.                                                 24,000         90,736
                                       East Japan Railway Co.                                                29,206      1,522,632
                                       Eisai Co., Ltd.                                                       22,000        647,562
                                       Electric Power Development Co.                                        11,300        337,017

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Elpida Memory, Inc. (a)                                               13,500   $     95,142
                                       FamilyMart Co., Ltd.                                                   5,700        173,562
                                       Fanuc Ltd.                                                            16,400      1,121,711
                                       Fast Retailing Co., Ltd.                                               4,000        457,998
                                       Fuji Electric Holdings Co., Ltd.                                      31,800         37,904
                                       Fuji Heavy Industries Ltd.                                            47,000        156,428
                                       Fuji Media Holdings, Inc.                                                 54         60,695
                                       Fuji Photo Film Co., Ltd.                                             42,100        926,680
                                       Fujitsu Ltd.                                                         159,000        596,605
                                       Fukuoka Financial Group, Inc.                                         67,000        206,283
                                       Furukawa Electric Co., Ltd.                                           55,000        157,566
                                       The Gunma Bank Ltd.                                                   27,000        146,916
                                       HASEKO Corp.                                                         108,000         50,965
                                       The Hachijuni Bank Ltd.                                               31,000        180,851
                                       Hakuhodo DY Holdings, Inc.                                             1,140         49,036
                                       Hankyu Hanshin Holdings, Inc.                                         96,000        436,586
                                       Hikari Tsushin, Inc.                                                     800         15,230
                                       Hino Motors Ltd.                                                      22,000         48,519
                                       Hirose Electric Co., Ltd.                                              2,800        270,853
                                       The Hiroshima Bank Ltd.                                               34,000        130,309
                                       Hisamitsu Pharmaceutical Co., Ltd.                                     6,300        194,644
                                       Hitachi Chemical Co., Ltd.                                             8,700        105,234
                                       Hitachi Construction Machinery Co., Ltd.                              11,300        149,187
                                       Hitachi High-Technologies Corp.                                        4,300         60,979
                                       Hitachi Ltd.                                                         287,000        785,232
                                       Hitachi Metals Ltd.                                                   13,000         92,529
                                       Hokkaido Electric Power Co., Inc.                                     14,800        297,600
                                       Hokuhoku Financial Group, Inc.                                        84,100        154,356
                                       Hokuriku Electric Power                                               16,000        384,881
                                       Honda Motor Co., Ltd.                                                140,300      3,339,950
                                       Hoya Corp.                                                            35,400        704,515
                                       IHI Corp.                                                             98,000        112,588
                                       Ibiden Co., Ltd.                                                      11,700        286,194
                                       Idemitsu Kosan Co., Ltd.                                               2,000        151,086
                                       Inpex Corp.                                                               68        481,569
                                       Isetan Mitsukoshi Holdings Ltd.                                       30,105        232,976
                                       Isuzu Motors Ltd.                                                    110,000        135,105
                                       Ito En, Ltd.                                                           5,800         71,211
                                       Itochu Corp.                                                         129,000        636,489
                                       Itochu Techno-Science Corp.                                            1,300         27,130
                                       The Iyo Bank Ltd.                                                     23,000        233,264
                                       J Front Retailing Co. Ltd.                                            34,600        120,418
                                       JFE Holdings, Inc.                                                    44,800        988,880
                                       JGC Corp.                                                             19,000        219,387
                                       JS Group Corp.                                                        19,900        225,065
                                       JSR Corp.                                                             15,400        181,194
                                       JTEKT Corp.                                                           15,600        110,253

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Jafco Co., Ltd.                                                        1,900   $     34,272
                                       Japan Airlines Corp. (a)                                              87,000        176,557
                                       Japan Petrolleum Explora                                               3,000        122,207
                                       Japan Prime Realty Investment Corp.                                       62        115,213
                                       Japan Real Estate Investment Corp.                                        37        284,241
                                       Japan Retail Fund Investment Corp.                                        37        141,727
                                       The Japan Steel Works, Ltd.                                           32,000        305,084
                                       Japan Tobacco, Inc                                                       385      1,029,176
                                       The Joyo Bank Ltd.                                                    52,000        241,119
                                       Jupiter Telecommunications Co., Ltd.                                     159        106,215
                                       KDDI Corp.                                                               250      1,177,285
                                       Kajima Corp.                                                          67,800        167,963
                                       Kamigumi Co., Ltd.                                                    23,000        153,119
                                       Kaneka Corp.                                                          26,000        128,548
                                       The Kansai Electric Power Co., Inc.                                   65,400      1,421,306
                                       Kansai Paint Co., Ltd.                                                14,000         78,397
                                       Kao Corp.                                                             44,000        858,546
                                       Kawasaki Heavy Industries Ltd.                                       142,000        285,076
                                       Kawasaki Kisen Kaisha Ltd.                                            53,000        166,583
                                       Keihin Electric Express Railway Co., Ltd.                             32,000        230,901
                                       Keio Electric Railway Co., Ltd.                                       42,000        239,160
                                       Keisei Electric Railway Co., Ltd.                                     31,000        156,106
                                       Keyence Corp.                                                          3,520        665,937
                                       Kikkoman Corp.                                                        16,000        134,927
                                       Kinden Corp.                                                           7,000         57,238
                                       Kintetsu Corp.                                                       137,000        569,522
                                       Kirin Holdings Co., Ltd.                                              67,000        715,766
                                       Kobe Steel Ltd.                                                      208,000        268,976
                                       Komatsu Ltd.                                                          77,400        856,567
                                       Konami Corp.                                                           9,800        149,026
                                       Konica Minolta Holdings, Inc.                                         41,000        357,380
                                       Kubota Corp.                                                          94,000        520,925
                                       Kuraray Co., Ltd.                                                     30,000        257,580
                                       Kurita Water Industries Ltd.                                          10,600        206,290
                                       Kyocera Corp.                                                         14,200        947,836
                                       Kyowa Hakko Kirin Co. Ltd.                                            22,000        187,636
                                       Kyushu Electric Power Co., Inc.                                       32,400        727,458
                                       Lawson, Inc.                                                           6,500        270,009
                                       Leopalace21 Corp.                                                     11,400         68,161
                                       Mabuchi Motor Co., Ltd.                                                2,000         81,461
                                       Makita Corp.                                                          10,500        239,802
                                       Marubeni Corp.                                                       146,000        459,832
                                       Marui Group Co. Ltd.                                                  26,700        143,524
                                       Maruichi Steel Tube Ltd.                                               4,400         94,840
                                       Matsui Securities Co., Ltd.                                            7,900         51,870
                                       Mazda Motor Corp.                                                     74,000        125,447
                                       Mediceo Paltac Holdings Co., Ltd.                                      9,400        100,291

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Meiji Dairies Corp.                                                   29,000   $    119,362
                                       Minebea Co., Ltd.                                                     29,000        106,815
                                       Mitsubishi Chemical Holdings Corp.                                   103,000        355,469
                                       Mitsubishi Corp.                                                     116,100      1,539,106
                                       Mitsubishi Electric Corp.                                            166,000        754,399
                                       Mitsubishi Estate Co., Ltd.                                          100,000      1,134,432
                                       Mitsubishi Gas Chemical Co., Inc.                                     31,000        134,115
                                       Mitsubishi Heavy Industries Ltd.                                     275,200        842,377
                                       Mitsubishi Logistics Corp.                                             9,000         88,558
                                       Mitsubishi Materials Corp.                                            99,000        269,676
                                       Mitsubishi Motors Corp. (a)                                          288,000        368,927
                                       Mitsubishi Rayon Co., Ltd.                                            57,000        110,043
                                       Mitsubishi Tanabe Pharma Corp.                                        20,000        199,106
                                       Mitsubishi UFJ Financial Group, Inc.                                 941,274      4,637,398
                                       Mitsui & Co., Ltd.                                                   147,000      1,497,532
                                       Mitsui Chemicals, Inc.                                                55,000        134,628
                                       Mitsui Engineering & Shipbuilding Co., Ltd.                           58,000         98,055
                                       Mitsui Fudosan Co., Ltd.                                              72,000        789,830
                                       Mitsui Mining & Smelting Co., Ltd.                                    63,000        104,816
                                       Mitsui OSK Lines Ltd.                                                 93,000        460,252
                                       Mitsui Sumitomo Insurance Group Holdings, Inc.                        32,357        762,338
                                       Mitsumi Electric Co., Ltd.                                             7,400        108,090
                                       Mizuho Financial Group, Inc.                                         813,246      1,588,076
                                       Murata Manufacturing Co., Ltd.                                        18,400        713,871
                                       NEC Corp.                                                            165,000        448,759
                                       NEC Electronics Corp. (a)                                              1,200          7,378
                                       NGK Insulators Ltd.                                                   21,000        328,452
                                       NGK Spark Plug Co., Ltd.                                              15,000        127,686
                                       NHK Spring Co., Ltd.                                                   9,000         32,720
                                       NOK Corp.                                                             10,600         91,303
                                       NSK Ltd.                                                              35,000        135,853
                                       NTN Corp.                                                             26,000         73,787
                                       NTT Data Corp.                                                           113        309,559
                                       NTT DoCoMo, Inc.                                                       1,338      1,822,939
                                       NTT Urban Development Co.                                                 70         56,653
                                       Namco Bandai Holdings, Inc.                                           16,700        167,643
                                       Nidec Corp.                                                            9,200        414,136
                                       Nikon Corp.                                                           29,000        330,051
                                       Nintendo Co., Ltd.                                                     8,500      2,486,520
                                       Nippon Building Fund, Inc.                                                45        388,934
                                       Nippon Electric Glass Co.                                             30,500        216,322
                                       Nippon Express Co., Ltd.                                              70,000        220,600
                                       Nippon Meat Packers, Inc.                                             18,000        189,212
                                       Nippon Mining Holdings, Inc.                                          76,000        304,629
                                       Nippon Oil Corp.                                                     113,000        563,035
                                       Nippon Paper Group, Inc.                                               8,500        206,945
                                       Nippon Sanso Corp.                                                    19,000        125,405

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Nippon Sheet Glass Co., Ltd.                                          58,000   $    145,025
                                       Nippon Steel Corp.                                                   437,000      1,180,221
                                       Nippon Telegraph & Telephone Corp.                                    43,600      1,663,981
                                       Nippon Yusen Kabushiki Kaisha                                        100,000        386,298
                                       Nipponkoa Insurance Co., Ltd.                                         53,000        306,870
                                       The Nishi-Nippon City Bank Ltd.                                       48,000        105,136
                                       Nissan Chemical Industries Ltd.                                       16,000        134,833
                                       Nissan Motor Co., Ltd.                                               193,600        699,734
                                       Nissay Dowa General Insurance Co., Ltd.                                8,000         30,821
                                       Nisshin Seifun Group, Inc.                                            11,500        123,906
                                       Nisshin Steel Co., Ltd.                                               49,000         83,147
                                       Nisshinbo Industries, Inc.                                            12,000        114,377
                                       Nissin Foods Holdings Co., Ltd.                                        7,500        222,076
                                       Nitori Co., Ltd.                                                       3,450        193,094
                                       Nitto Denko Corp.                                                     14,110        288,739
                                       Nomura Holdings, Inc.                                                206,700      1,048,591
                                       Nomura Real Estate Holdings, Inc.                                      3,000         45,766
                                       Nomura Real Estate Office Fund, Inc.                                      20        112,031
                                       Nomura Research Institute Ltd.                                         8,700        136,566
                                       OJI Paper Co., Ltd.                                                   73,000        299,057
                                       ORIX Corp.                                                             7,920        260,659
                                       Obayashi Corp.                                                        54,000        263,468
                                       Obic Co., Ltd.                                                           430         54,184
                                       Odakyu Electric Railway Co., Ltd.                                     53,000        411,758
                                       Olympus Corp.                                                         20,000        326,372
                                       Omron Corp.                                                           14,500        171,984
                                       Ono Pharmacecutical Co., Ltd.                                          7,600        330,458
                                       Onward Holdings Co., Ltd.                                              7,000         46,337
                                       Oracle Corp. Japan                                                     2,400         91,209
                                       Oriental Land Co., Ltd.                                                4,100        261,260
                                       Osaka Gas Co., Ltd.                                                  166,000        519,637
                                       Osaka Titanium Technologies Co.                                        1,500         39,315
                                       Otsuka Shokai Co., Ltd.                                                  700         26,175
                                       Panasonic Corp.                                                      157,000      1,733,094
                                       Panasonic Electric Works Ltd.                                         32,873        240,636
                                       Promise Co., Ltd.                                                      5,900         93,437
                                       Rakuten, Inc.                                                            539        259,397
                                       Resona Holdings, Inc.                                                 44,700        602,643
                                       Ricoh Co., Ltd.                                                       58,000        701,331
                                       Rohm Co., Ltd.                                                         8,700        434,675
                                       SBI Holdings, Inc.                                                     1,486        155,789
                                       SMC Corp.                                                              4,900        477,564
                                       Sankyo Co., Ltd. (Gunma)                                               4,600        201,036
                                       Santen Pharmaceutical Co., Ltd.                                        5,100        140,691
                                       Sanyo Electric Co., Ltd. (a)                                         154,000        231,118
                                       Sapporo Hokuyo Holdings, Inc.                                         17,000         48,206
                                       Sapporo Holdings Ltd.                                                 23,000         88,054

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Secom Co., Ltd.                                                       18,200   $    673,847
                                       Sega Sammy Holdings, Inc.                                             17,632        156,401
                                       Seiko Epson Corp.                                                     10,300        141,675
                                       Sekisui Chemical Co., Ltd.                                            34,000        169,822
                                       Sekisui House Ltd.                                                    37,000        283,251
                                       Seven & I Holdings Co., Ltd.                                          70,000      1,545,394
                                       Seven Bank Ltd.                                                           40        106,570
                                       Sharp Corp.                                                           88,000        704,195
                                       Shikoku Electric Power Co., Inc.                                      16,200        432,654
                                       Shimadzu Corp.                                                        26,000        167,826
                                       Shimamura Co., Ltd.                                                    1,500         80,320
                                       Shimano, Inc.                                                          5,600        170,490
                                       Shimizu Corp.                                                         48,000        200,922
                                       Shin-Etsu Chemical Co., Ltd.                                          35,300      1,734,300
                                       Shinko Electric Industries                                             3,400         32,753
                                       Shinko Securities Co., Ltd.                                           40,300         79,551
                                       Shinsei Bank Ltd.                                                    122,000        123,968
                                       Shionogi & Co., Ltd.                                                  26,000        448,156
                                       Shiseido Co., Ltd.                                                    29,000        425,170
                                       The Shizuoka Bank Ltd.                                                52,000        471,556
                                       Showa Denko KK                                                       103,000        128,016
                                       Showa Shell Sekiyu KK                                                 19,900        182,769
                                       Softbank Corp.                                                        64,600        831,965
                                       Sojitz Corp.                                                          99,900        120,095
                                       Sompo Japan Insurance, Inc.                                           71,800        376,341
                                       Sony Corp.                                                            84,800      1,754,044
                                       Sony Financial Holdings, Inc.                                             70        188,790
                                       Square Enix Holdings Co., Ltd.                                         5,500        104,308
                                       Stanley Electric Co., Ltd.                                            11,100        124,811
                                       Sumco Corp.                                                           11,300        168,346
                                       Sumitomo Chemical Co., Ltd.                                          135,000        464,120
                                       Sumitomo Corp.                                                        96,700        840,273
                                       Sumitomo Electric Industries Ltd.                                     64,700        545,142
                                       Sumitomo Heavy Industries Ltd.                                        55,000        185,513
                                       Sumitomo Metal Industries Ltd.                                       331,000        671,760
                                       Sumitomo Metal Mining Co., Ltd.                                       45,000        432,654
                                       Sumitomo Mitsui Financial Group, Inc.                                 57,100      2,010,570
                                       Sumitomo Realty & Development Co., Ltd.                               33,000        368,694
                                       Sumitomo Rubber Industries, Ltd.                                      17,100        114,632
                                       The Sumitomo Trust & Banking Co., Ltd.                               125,000        483,974
                                       Suruga Bank Ltd.                                                      19,000        158,512
                                       Suzuken Co., Ltd.                                                      5,000        131,154
                                       Suzuki Motor Corp.                                                    31,800        534,862
                                       T&D Holdings, Inc.                                                    19,600        477,351
                                       TDK Corp.                                                             11,300        427,138
                                       THKCo., Ltd.                                                           9,200        124,734
                                       Taiheiyo Cement Corp.                                                 78,000        114,892

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Taisei Corp.                                                          93,000   $    178,347
                                       Taisho Pharmaceutical Co., Ltd.                                       11,000        205,070
                                       Takashimaya Co., Ltd.                                                 24,000        139,084
                                       Takeda Pharmaceutical Co., Ltd.                                       69,800      2,421,681
                                       Takefuji Corp.                                                         8,870         41,954
                                       Teijin Ltd.                                                           85,000        185,721
                                       Terumo Corp.                                                          14,800        549,757
                                       Tobu Railway Co., Ltd.                                                66,000        334,838
                                       Toho Co., Ltd.                                                         7,400        103,904
                                       Toho Gas Co., Ltd.                                                    45,000        206,971
                                       Tohoku Electric Power Co., Inc.                                       36,500        803,384
                                       Tokio Marine Holdings, Inc.                                           58,200      1,433,407
                                       Tokuyama Corp.                                                        20,000        128,421
                                       Tokyo Broadcasting System HD                                           3,500         46,182
                                       The Tokyo Electric Power Co., Inc.                                   104,300      2,606,835
                                       Tokyo Electron Ltd.                                                   15,300        573,042
                                       Tokyo Gas Co., Ltd.                                                  198,000        694,618
                                       Tokyo Steel Manufacturing Co., Ltd.                                    9,700         97,767
                                       Tokyo Tatemono Co., Ltd.                                              22,000         57,106
                                       Tokyu Corp.                                                           98,000        411,752
                                       Tokyu Land Corp.                                                      39,000        108,754
                                       TonenGeneral Sekiyu KK                                                25,000        244,976
                                       Toppan Printing Co., Ltd.                                             41,000        281,427
                                       Toray Industries, Inc.                                               117,700        474,511
                                       Toshiba Corp.                                                        251,000        653,878
                                       Tosoh Corp.                                                           49,000         93,412
                                       Toto Ltd.                                                             22,000        111,185
                                       Toyo Seikan Kaisha Ltd.                                               13,800        203,700
                                       Toyo Suisan Kaisha, Ltd.                                               9,000        185,703
                                       Toyoda Gosei Co., Ltd.                                                 5,300         81,149
                                       Toyota Boshoku Corp.                                                   3,800         39,610
                                       Toyota Industries Corp.                                               15,400        331,714
                                       Toyota Motor Corp.                                                   236,100      7,499,448
                                       Toyota Tsusho Corp.                                                   16,700        163,191
                                       Trend Micro, Inc.                                                      9,500        271,383
                                       Tsumura & Co.                                                          5,500        142,319
                                       UNY Co., Ltd.                                                         16,000        126,863
                                       USS Co., Ltd.                                                          1,440         63,148
                                       Ube Industries Ltd.                                                   87,000        159,207
                                       Uni-Charm Corp.                                                        3,600        218,826
                                       Ushio, Inc.                                                            7,800        110,258
                                       West Japan Railway Co.                                                   148        469,297
                                       Yahoo! Japan Corp.                                                     1,211        318,902
                                       Yakult Honsha Co., Ltd.                                                6,800        121,677
                                       Yamada Denki Co., Ltd.                                                 7,440        293,619
                                       Yamaguchi Financial Group, Inc.                                       21,000        199,059

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Yamaha Corp.                                                          12,000   $    118,043
                                       Yamaha Motor Co., Ltd.                                                17,300        155,213
                                       Yamato Kogyo Co. Ltd.                                                  3,500         75,571
                                       Yamato Transport Co., Ltd.                                            35,000        331,941
                                       Yamazaki Baking Co., Ltd.                                              8,000         86,192
                                       Yaskawa Electric Corp.                                                16,000         70,041
                                       The Yasuda Trust & Banking Co., Ltd.                                 145,000        135,160
                                       Yokogawa Electric Corp.                                               12,700         51,582
                                                                                                                      ------------
                                                                                                                       139,774,797
                                                                                                                      ------------
KAZAKHSTAN - 0.0%                      Eurasian Natural Resources Corp.                                      25,222        163,210
                                                                                                                      ------------
LUXEMBOURG - 0.4%                      ArcelorMittal                                                         74,127      1,512,465
                                       SES Global                                                            24,950        476,244
                                       Tenaris SA                                                            41,388        420,648
                                                                                                                      ------------
                                                                                                                         2,409,357
                                                                                                                      ------------
NETHERLANDS - 2.3%                     ASML Holding NV                                                       38,616        679,951
                                       Aegon NV                                                             118,623        459,833
                                       Akzo Nobel NV                                                         21,126        800,071
                                       Corio NV                                                               3,871        160,096
                                       Fugro NV                                                               5,295        168,158
                                       Heineken Holding NV                                                   10,233        248,074
                                       Heineken NV                                                           21,589        613,285
                                       ING Groep NV CVA                                                     167,128        915,767
                                       Koninklijke Ahold NV                                                 104,951      1,149,502
                                       Koninklijke Boskalis Westminster NV                                    4,333         87,053
                                       Koninklijke DSM NV                                                    12,006        315,910
                                       Koninklijke KPN NV                                                   152,673      2,038,349
                                       Koninklijke Philips Electronics NV                                    82,574      1,222,276
                                       Randstad Holdings NV                                                   8,903        151,034
                                       Reed Elsevier NV                                                      55,275        591,490
                                       SBM Offshore NV                                                       12,600        167,575
                                       SNS Reaal                                                             12,764         45,027
                                       TNT NV                                                                31,865        546,179
                                       Unilever NV                                                          138,289      2,724,461
                                       Wolters Kluwer NV                                                     23,939        388,045
                                                                                                                      ------------
                                                                                                                        13,472,136
                                                                                                                      ------------
NEW ZEALAND - 0.1%                     Auckland International Airport Ltd.                                   55,023         53,682
                                       Contact Energy Ltd.                                                   18,866         61,568
                                       Fletcher Building Ltd.                                                44,823        153,375
                                       Sky City Ltd.                                                         35,133         56,342
                                       Telecom Corp. of New Zealand Ltd.                                    161,245        210,135
                                                                                                                      ------------
                                                                                                                           535,102
                                                                                                                      ------------
NORWAY - 0.7%                          Aker Solutions ASA                                                    14,554         93,983
                                       DnB NOR ASA                                                           64,699        290,248
                                       Frontline Ltd.                                                         4,600         81,769
                                       Norsk Hydro ASA                                                       60,604        228,045
                                       Orkla ASA                                                             73,076        501,302
                                       Renewable Energy Corp. ASA (a)                                        13,105        113,338
                                       StatoilHydro ASA                                                     112,182      1,963,264

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Telenor ASA                                                           55,995   $    320,102
                                       Telenor ASA (b)                                                        5,999        102,943
                                       Yara International ASA                                                17,600        384,506
                                                                                                                      ------------
                                                                                                                         4,079,500
                                                                                                                      ------------
PORTUGAL - 0.3%                        Banco Comercial Portugues SA Registered Shares                       209,889        172,137
                                       Banco Espirito Santo SA Registered Shares                             17,884         69,792
                                       Brisa-Auto Estradas de Portugal SA Private Shares                     20,401        141,439
                                       Cimpor Cimentos de Portugal SA                                        26,806        133,445
                                       Energias de Portugal SA                                              162,301        562,640
                                       Galp Energia SGPS SA                                                  15,896        189,303
                                       Jeronimo Martins SGPS SA                                              17,014         83,764
                                       Portugal Telecom SGPS SA Registered Shares                            53,624        414,243
                                       Zon Multimedia Servicos de Telecomunicacoes e
                                       Multimedia SGPS SA                                                    15,808         84,100
                                                                                                                      ------------
                                                                                                                         1,850,863
                                                                                                                      ------------
SINGAPORE - 1.1%                       Ascendas Real Estate Investment Trust                                124,962        100,530
                                       CapitaLand Ltd.                                                      239,749        367,627
                                       CapitaMall Trust                                                     157,700        137,363
                                       City Developments Ltd.                                                46,535        156,637
                                       ComfortDelgro Corp. Ltd.                                             125,816        112,674
                                       Cosco Corp. (Singapore) Ltd.                                          75,002         40,499
                                       DBS Group Holdings Ltd.                                              151,407        844,086
                                       Fraser and Neave Ltd.                                                 68,096        113,439
                                       Genting International Plc (a)                                        149,388         51,601
                                       Golden Agri-Resources Ltd.                                           425,877         77,215
                                       Jardine Cycle & Carriage Ltd.                                         10,721         83,696
                                       Keppel Corp. Ltd.                                                    119,616        395,194
                                       Neptune Orient Lines Ltd.                                             44,200         34,355
                                       Noble Group Ltd.                                                     175,720        137,545
                                       Olam International Ltd.                                              115,900        111,645
                                       Oversea-Chinese Banking Corp.                                        222,914        710,641
                                       Parkway Holdings Ltd.                                                109,706         83,792
                                       SembCorp Industries Ltd.                                              81,590        126,546
                                       Sembcorp Marine Ltd.                                                  87,197        103,815
                                       Singapore Airlines Ltd.                                               44,009        290,234
                                       Singapore Exchange Ltd.                                               81,000        272,170
                                       Singapore Press Holdings Ltd.                                        130,316        216,844
                                       Singapore Technologies Engineering Ltd.                              114,213        185,045
                                       Singapore Telecommunications Ltd.                                    706,132      1,177,029
                                       UOL Group Ltd.                                                        20,457         25,215
                                       United Overseas Bank Ltd.                                            107,572        689,998
                                       Wilmar International Ltd.                                             68,670        143,687
                                                                                                                      ------------
                                                                                                                         6,789,122
                                                                                                                      ------------
SPAIN - 4.1%                           ACS Actividades de Construccion y Servicios, SA                       16,152        669,956
                                       Abertis Infraestructuras SA                                           23,524        367,658
                                       Acciona SA                                                             2,511        258,289
                                       Acerinox SA                                                           12,303        143,308

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Banco Bilbao Vizcaya Argentaria SA                                   300,646   $  2,440,279
                                       Banco de Sabadell SA                                                  80,602        404,543
                                       Banco de Valencia SA                                                  14,005        116,187
                                       Banco Popular Espanol SA                                              69,256        438,407
                                       Banco Santander SA                                                   698,032      4,812,793
                                       Bankinter SA                                                          23,192        245,384
                                       Cintra Concesiones de Infraestructuras de Transporte SA               21,741         97,256
                                       Corp. Mapfre SA                                                       60,353        132,159
                                       Criteria Caixacorp. SA                                                73,842        238,133
                                       Enagas                                                                15,736        222,815
                                       Fomento de Construcciones y Contratas SA                               3,759        115,038
                                       Gamesa Corp. Tecnologica SA                                           16,408        210,458
                                       Gas Natural SDG SA                                                     9,837        134,697
                                       Gestevision Telecinco SA                                              10,684         74,040
                                       Grifols SA                                                            11,234        161,803
                                       Grupo Ferrovial SA                                                     5,552        118,391
                                       Iberdrola Renovables (a)                                              74,326        307,839
                                       Iberdrola SA                                                         296,550      2,080,597
                                       Iberia Lineas Aereas de Espana                                        40,744         85,449
                                       Inditex SA                                                            19,120        745,088
                                       Indra Sistemas SA                                                      9,965        192,145
                                       Red Electrica de Espana                                                9,950        388,698
                                       Repsol YPF SA                                                         61,765      1,065,756
                                       Sacyr Vallehermoso SA                                                  6,339         48,826
                                       Telefonica SA                                                        360,374      7,186,350
                                       Union Fenosa SA                                                       32,135        767,882
                                       Zardoya Otis SA                                                        9,124        166,792
                                                                                                                      ------------
                                                                                                                        24,437,016
                                                                                                                      ------------
SWEDEN - 2.1%                          Alfa Laval AB                                                         30,393        229,880
                                       Assa Abloy AB Series B                                                29,377        274,914
                                       Atlas Copco AB Class A                                                60,148        451,638
                                       Atlas Copco AB Class B                                                31,386        213,657
                                       Electrolux AB                                                         25,175        197,035
                                       Getinge AB Class B                                                    16,341        158,262
                                       Hennes & Mauritz AB B Shares                                          42,065      1,577,023
                                       Holmen AB Class B                                                      3,145         52,259
                                       Husqvarna AB                                                          19,458         78,605
                                       Husqvarna AB (a)                                                       9,729         39,061
                                       Investor AB                                                           38,800        490,636
                                       Lundin Petroleum AB (a)                                               15,302         82,926
                                       Millicom International Cellular SA (b)                                 6,052        226,534
                                       Modern Times Group AB                                                  4,332         73,784
                                       Nordea Bank AB                                                       176,151        876,483
                                       SKB AB                                                                36,016        311,755
                                       SSAB Svenskt Stal AB Series A                                         15,321        130,244
                                       SSAB Svenskt Stal AB Series B                                          6,267         49,635

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Sandvik AB                                                            85,694   $    490,894
                                       Scania AB                                                             24,889        202,552
                                       Securitas AB                                                          29,048        212,021
                                       Skandinaviska Enskilda Banken AB (a)                                  90,096        278,419
                                       Skandinaviska Enskilda Banken AB Class A                              40,953        128,604
                                       Skanska AB Class B                                                    32,205        277,976
                                       Svenska Cellulosa AB                                                  48,073        364,859
                                       Svenska Handelsbanken Class A                                         38,812        548,452
                                       Swedbank AB - A Shares                                                34,000        113,274
                                       Swedish Match AB                                                      23,550        340,605
                                       Tele2 AB                                                              24,366        205,405
                                       Telefonaktiebolaget LM Ericsson                                      252,889      2,044,655
                                       TeliaSonera AB                                                       185,701        893,167
                                       Volvo AB A Shares                                                     31,413        167,020
                                       Volvo AB B Shares                                                     92,021        488,288
                                                                                                                      ------------
                                                                                                                        12,270,522
                                                                                                                      ------------
SWITZERLAND - 8.1%                     ABB Ltd.                                                             192,433      2,683,817
                                       Actelion Ltd. (a)                                                      8,704        397,219
                                       Adecco SA Registered Shares                                           10,847        338,972
                                       Aryzta AG (a)                                                          7,200        171,941
                                       BKW FMB Energie AG                                                       995         71,616
                                       Baloise Holding AG                                                     4,412        281,982
                                       Compagnie Financiere Richemont SA                                     46,224        721,720
                                       Credit Suisse Group AG                                                92,349      2,811,840
                                       EFG International AG                                                   2,886         21,491
                                       Geberit AG                                                             3,498        314,243
                                       Givaudan SA                                                              578        299,169
                                       Holcim Ltd.                                                           17,616        627,460
                                       Julius Baer Holding AG Class B                                        18,593        456,845
                                       Kuehne & Nagel International AG                                        4,766        278,094
                                       Lindt & Spruengli AG                                                      75        100,330
                                       Lindt & Spruengli AG 'R'                                                   9        146,223
                                       Logitech International SA (a)                                         15,223        157,529
                                       Lonza Group AG Registered Shares                                       4,545        449,054
                                       Nestle SA Registered Shares                                          334,808     11,311,276
                                       Nobel Biocare Holding AG                                              10,422        177,890
                                       Novartis AG Registered Shares                                        207,954      7,867,641
                                       Pargesa Holding SA                                                     2,669        141,616
                                       Roche Holding AG                                                      61,399      8,427,022
                                       SGS SA                                                                   415        435,516
                                       Schindler Holding AG                                                   3,746        176,891
                                       Sonova Holding AG                                                      4,167        251,499
                                       Straumann Holding AG Registered Shares                                   806        124,794
                                       Sulzer AG                                                              2,539        131,020
                                       The Swatch Group Ltd. Bearer Shares                                    2,721        328,179
                                       The Swatch Group Ltd. Registered Shares                                4,656        113,755
                                       Swiss Life Holding                                                     3,086        212,808

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Swiss Reinsurance Co. Registered Shares                               29,388   $    480,155
                                       Swisscom AG                                                            2,120        595,247
                                       Syngenta AG                                                            8,496      1,707,803
                                       Synthes, Inc.                                                          5,231        582,731
                                       UBS AG                                                               258,098      2,419,732
                                       Zurich Financial Services AG                                          12,398      1,959,421
                                                                                                                      ------------
                                                                                                                        47,774,541
                                                                                                                      ------------
UNITED KINGDOM - 19.2%                 3i Group Plc                                                          32,841        127,845
                                       Admiral Group Plc                                                     13,207        161,568
                                       Amec Plc                                                              28,149        214,961
                                       Anglo American Plc                                                   110,858      1,887,754
                                       Antofagasta Plc                                                       33,636        243,414
                                       Associated British Foods Plc                                          29,319        269,116
                                       AstraZeneca Plc                                                      122,389      4,334,389
                                       Autonomy Corp Plc (a)                                                 17,659        329,685
                                       Aviva Plc                                                            226,200        701,444
                                       BAE Systems Plc                                                      299,893      1,438,317
                                       BG Group Plc                                                         284,568      4,292,535
                                       BHP Billiton Plc                                                     187,704      3,702,567
                                       BP Plc                                                             1,587,987     10,648,019
                                       BT Group Plc                                                         656,479        732,405
                                       Balfour Beatty Plc                                                    42,120        197,517
                                       Barclays Plc                                                         707,373      1,501,835
                                       Berkeley Group Holdings Plc (a)                                        4,666         59,328
                                       British Airways Plc                                                   45,251         91,108
                                       British American Tobacco Plc                                         161,094      3,721,396
                                       British Land Co. Plc                                                  72,653        375,399
                                       British Sky Broadcasting Plc                                          96,510        599,006
                                       Bunzl Plc                                                             30,014        235,069
                                       Burberry Group Plc                                                    38,331        154,599
                                       Cable & Wireless Plc                                                 220,100        440,155
                                       Cadbury Plc                                                          116,149        876,109
                                       Cairn Energy Plc (a)                                                  10,300        321,116
                                       Capita Group Plc                                                      52,466        510,276
                                       Carnival Plc                                                          15,326        348,070
                                       The Carphone Warehouse Plc                                            32,874         58,969
                                       Centrica Plc                                                         433,967      1,416,605
                                       Cobham Plc                                                            95,769        235,703
                                       Compass Group Plc                                                    157,048        718,212
                                       Daily Mail & General Trust                                            24,362         81,561
                                       Diageo Plc                                                           212,136      2,368,880
                                       Drax Group Plc                                                        27,189        201,402
                                       Experian Group Ltd.                                                   86,869        543,188
                                       Firstgroup Plc                                                        38,694        148,440
                                       Friends Provident Plc                                                186,698        185,124
                                       GlaxoSmithKline Plc                                                  440,220      6,856,267
                                       Group 4 Securicor Plc                                                107,676        299,193

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       HSBC Holdings Plc                                                  1,027,801   $  5,722,336
                                       Hammerson Plc                                                         59,263        216,222
                                       Hays Plc                                                              87,373         91,171
                                       Home Retail Group                                                     74,881        241,096
                                       ICAP Plc                                                              44,449        193,564
                                       IMI Plc                                                               24,844         96,607
                                       ITV Plc                                                              287,054         78,183
                                       Imperial Tobacco Group Plc                                            86,456      1,941,656
                                       Intercontinental Hotels Group Plc                                     21,866        165,903
                                       International Power Plc                                              128,927        389,358
                                       Invensys Plc (a)                                                      64,547        153,685
                                       Investec Plc                                                          25,570        107,063
                                       J Sainsbury Plc                                                       93,560        419,360
                                       Johnson Matthey Plc                                                   18,844        284,892
                                       Kazakhmys Plc                                                         17,122         91,307
                                       Kingfisher Plc                                                       216,514        464,100
                                       Ladbrokes Plc                                                         53,298        139,918
                                       Land Securities Group Plc                                             66,815        418,670
                                       Legal & General Group Plc                                            504,688        310,733
                                       Liberty International Plc                                             20,162        112,460
                                       Lloyds TSB Group Plc                                                 865,973        876,751
                                       LogicaCMG Plc                                                        120,610        109,956
                                       London Stock Exchange Group Plc                                       12,046         97,398
                                       Lonmin Plc                                                            12,492        255,377
                                       Man Group Plc                                                        145,069        454,612
                                       Marks & Spencer Group Plc                                            139,616        591,913
                                       Meggitt Plc                                                           59,138        108,833
                                       National Grid Plc                                                    206,807      1,588,375
                                       Next Plc                                                              18,727        355,368
                                       Old Mutual Plc                                                       426,372        317,419
                                       Pearson Plc                                                           70,844        712,426
                                       Prudential Plc                                                       214,012      1,037,507
                                       Reckitt Benckiser Plc                                                 51,016      1,914,096
                                       Reed Elsevier Plc                                                     95,363        683,753
                                       Rexam Plc                                                             54,834        211,895
                                       Rio Tinto Plc Registered Shares                                       84,890      2,850,434
                                       Rolls-Royce Group Plc                                                155,976        657,028
                                       Royal Bank of Scotland Group Plc                                   1,501,988        529,380
                                       Royal Dutch Shell Plc                                                301,668      6,781,701
                                       Royal Dutch Shell Plc Class B                                        228,127      4,962,852
                                       Royal & Sun Alliance Insurance Group                                 278,864        520,016
                                       SABMiller Plc                                                         76,310      1,134,624
                                       Sage Group Plc                                                       112,528        272,706
                                       Schroders Plc                                                         11,024        124,968
                                       Scottish & Southern Energy Plc                                        77,596      1,232,996
                                       Segro Plc                                                             35,377         11,531
                                       Serco Group Plc                                                       45,013        235,862

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Severn Trent Plc                                                      20,082   $    285,000
                                       Shire Ltd.                                                            47,680        583,893
                                       Smith & Nephew Plc                                                    75,444        469,594
                                       Smiths Group Plc                                                      33,055        316,980
                                       Stagecoach Group Plc                                                  47,835         82,173
                                       Standard Chartered Plc                                               160,901      1,997,950
                                       Standard Life Plc                                                    171,156        407,615
                                       TUI Travel Plc                                                        39,184        128,584
                                       Tate & Lyle Plc                                                       39,117        145,912
                                       Tesco Plc                                                            666,621      3,184,939
                                       Thomas Cook Group Plc                                                 31,456        108,320
                                       Thomson Reuters Plc                                                   17,001        379,629
                                       Tomkins Plc                                                           78,603        136,382
                                       Tullow Oil Plc                                                        67,293        773,703
                                       Unilever Plc                                                         109,164      2,064,255
                                       United Business Media Ltd.                                            20,525        125,246
                                       United Utilities Group Plc                                            59,744        414,120
                                       Vedanta Resources Plc                                                 11,572        112,189
                                       Vodafone Group Plc                                                 4,446,200      7,751,722
                                       WPP Plc                                                               98,929        556,355
                                       Whitbread Plc                                                         17,348        195,916
                                       William Morrison Supermarkets Plc                                    201,792        738,795
                                       Wolseley Plc                                                          56,432        186,299
                                       Xstrata Plc                                                          161,811      1,085,420
                                                                                                                      ------------
                                                                                                                       114,127,598
                                                                                                                      ------------
                                       TOTAL COMMON STOCKS - 95.6%                                                     566,948,518
                                                                                                                      ------------
                                       EXCHANGE-TRADED FUNDS
                                       iShares MSCI EAFE Index Fund (c)                                      35,845      1,347,414
                                                                                                                      ------------
                                       TOTAL EXCHANGE-TRADED FUNDS - 0.2%                                                1,347,414
                                                                                                                      ------------
                                       PREFERRED STOCKS
GERMANY - 0.2%                         Henkel KGaA, 1.75%                                                    15,700        426,774
                                       RWE AG, 3.50%                                                          2,932        181,958
                                       Volkswagen AG, 4.35%                                                   8,743        502,054
                                                                                                                      ------------
                                       TOTAL PREFERRED STOCKS - 0.2%                                                     1,110,786
                                                                                                                      ------------
                                       RIGHTS
BELGIUM - 0.0%                         Fortis (d)                                                           184,182              2
FINLAND - 0.0%                         Pohjola Bank Plc (e)                                                   7,080          9,622
IRELAND - 0.1%                         CRH Plc- FPR                                                          13,410        289,519
JAPAN - 0.0%                           Dowa Mining Co., Ltd. (f)                                              7,000              0
PORTUGAL - 0.0%                        Banco Espirito Santo SA (g)                                           17,884         28,513
SPAIN - 0.0%                           Gas Natural                                                            9,837        134,485
                                       Mapfre SA (h)                                                         60,353            802
                                                                                                                      ------------
                                                                                                                           135,287
                                                                                                                      ------------
SWEDEN - 0.0%                          Nordea Bank AB (i)                                                 1,937,661        221,598

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                                RIGHTS                                                             SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
UNITED KINGDOM - 0.2%                  HSBC Holdings Plc (i)                                                428,250   $    866,405
                                       Royal Bank of Scotland Group Plc (j)                                 643,709              9
                                       Segro Plc (j)                                                        424,524         29,238
                                                                                                                      ------------
                                                                                                                           895,652
                                                                                                                      ------------
                                       TOTAL RIGHTS - 0.3%                                                               1,580,193
                                                                                                                      ------------
                                       TOTAL LONG-TERM INVESTMENTS
                                       (COST - $850,682,819) - 96.3%                                                   570,986,911
                                                                                                                      ------------
                                       SHORT-TERM SECURITIES
                                       BlackRock Liquidity Funds, TempCash, 0.72% (k)(l)                 14,218,720     14,218,720
                                                                                                                      ------------
                                       TOTAL SHORT-TERM SECURITIES                                                      14,218,720
                                                                                                                      ------------
                                       (COST - $14,218,720)-2.4%
                                       TOTAL INVESTMENTS
                                       (COST - $864,901,539*) - 98.7%                                                  585,205,631
                                       OTHER ASSETS LESS LIABILITIES - 1.3%                                              7,936,051
                                                                                                                      ------------
                                       NET ASSETS - 100.0%                                                            $593,141,682
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 884,001,037
                                -------------
Gross unrealized appreciation   $  20,029,289
Gross unrealized depreciation    (318,824,695)
                                -------------
Net unrealized depreciation     $(298,795,406)
                                =============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) All or a portion of security has been pledged as collateral in connection with open financial future contracts.

(d)  The rights may be exercised until 7/01/14.

(e)  The rights may be exercised until 4/24/09.

(f)  The rights may be exercised until 1/29/10.

(g)  The rights may be exercised until 4/07/09.

(h)  The rights may be exercised until 4/01/09.

(i)  The rights may be exercised until 4/03/09.

(j)  The rights may be exercised until 4/06/09.

(k) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                                  NET ACTIVITY   INCOME
--------------------------------------------------         ------------   ------
BlackRock Liquidity Funds, TempCash                         14,218,720    $8,265
BlackRock Liquidity Series, LLC Cash Sweeps Series   USD   (11,259,665)   $7,114

(l) Represents the current yield as of report date.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

     - Financial futures contracts purchased of March 31, 2009 were as follows:

                                                                                     UNREALIZED
                                                         EXPIRATION                 APPRECIATION
CONTRACTS   ISSUE                    EXCHANGE               DATE      FACE VALUE   (DEPRECIATION)
---------   ----------------------   -----------------   ----------   ----------   --------------
     4      CAC40 10 Euro Future     Eurex               June 2009    $  142,639      $   1,143
   196      DJ Euro Stoxx 50         Eurex               June 2009    $5,208,749        (18,852)
     1      Dax Index 25 Euro        Eurex Deutschland   June 2009    $  137,416         (1,168)
    84      FTSE 100 Index Future    LIFFE               June 2009    $4,609,671         72,798
     5      Hang Seng Index Future   Hong Kong           April 2009   $  445,684         (8,428)
     1      IBEX 35 Plus             Eurex               April 2009   $  103,404            141
    76      OMX Stock Index Future   Stockholm           April 2009   $  610,633        (14,470)
     2      S&P MIB Index            Eurex               June 2009    $  195,587          9,390
    28      SPI 200 Index Future     Sydney              June 2009    $1,723,452         12,286
    66      TOPIX Index Future       Tokyo               June 2009    $4,943,050        237,735
                                                                      ----------      ---------
TOTAL                                                                                 $ 290,575
                                                                                      =========

     - Foreign currency exchange contracts as of March 31, 2009 were as follows:

                                                                  UNREALIZED
   CURRENCY         CURRENCY                       SETTLEMENT    APPRECIATION
   PURCHASED          SOLD         COUNTERPARTY       DATE      (DEPRECIATION)
--------------   --------------   --------------   ----------   --------------
CHF    265,000   USD    230,913        UBS AG        4/01/09       $  1,890
SGD     46,000   USD     30,217        UBS AG        4/01/09             27
GBP  1,000,000   USD  1,432,700    Credit Suisse
                                   International     4/02/09          2,144
SEK  2,500,000   USD    302,770        UBS AG        4/02/09          1,389
AUD  2,821,000   USD  1,872,694        UBS AG        5/14/09         82,568
AUD    247,000   USD    162,501    Credit Suisse
                                   International     5/14/09          8,697
USD    546,345   AUD    852,000    Credit Suisse
                                   International     5/14/09        (44,185)
USD    532,896   AUD    806,000        UBS AG        5/14/09        (25,750)
CHF    248,000   USD    215,597        UBS AG        5/14/09          2,480
USD    165,470   CHF    196,000        UBS AG        5/14/09         (6,881)
USD     43,946   CHF     52,000    Credit Suisse
                                   International     5/14/09         (1,780)
DKK    212,000   USD     36,503        UBS AG        5/14/09          1,270
EUR  4,930,000   USD  6,416,950        UBS AG        5/14/09        132,955
EUR  2,021,000   USD  2,613,430    Credit Suisse
                                   International     5/14/09         71,633
USD  2,359,426   EUR  1,826,000    Credit Suisse
                                   International     5/14/09        (66,563)
USD  1,332,049   EUR  1,046,000        UBS AG        5/14/09        (57,647)
GBP    551,000   USD    796,013    Credit Suisse
                                   International     5/14/09         (5,308)
GBP  3,414,600   USD  4,895,160        UBS AG        5/14/09          4,909
USD  2,546,878   GBP  1,784,000    Credit Suisse
                                   International     5/14/09        (13,224)
USD    751,927   GBP    532,000        UBS AG        5/14/09        (11,511)
USD     82,791   GBP     59,000   HSBC Bank USA,
                                        NA           5/14/09         (1,876)

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                                                    UNREALIZED
   CURRENCY          CURRENCY                        SETTLEMENT    APPRECIATION
   PURCHASED           SOLD          COUNTERPARTY       DATE      (DEPRECIATION)
---------------   ---------------   --------------   ----------   --------------
HKD   3,644,000   USD     470,106        UBS AG        5/14/09      $     178
USD     188,994   HKD   1,465,000        UBS AG        5/14/09            (75)
JPY 519,759,000   USD   5,452,584        UBS AG        5/14/09       (198,293)
JPY 191,675,000   USD   2,014,104    Credit Suisse
                                     International     5/14/09        (76,444)
USD   2,988,296   JPY 291,605,000        UBS AG        5/14/09         40,434
USD     534,662   JPY  51,363,000    Credit Suisse
                                     International     5/14/09         15,429
USD     156,099   JPY  15,406,000   HSBC Bank USA,
                                          NA           5/14/09            359
NZD      68,000   USD      36,628        UBS AG        5/14/09          2,048
SEK   9,979,800   USD   1,164,512        UBS AG        5/14/09         49,628
USD     901,777   SEK   7,635,000        UBS AG        5/14/09        (27,095)
USD      39,175   SEK     341,000   HSBC Bank USA,
                                          NA           5/14/09         (2,311)
SGD      29,000   USD      18,661        UBS AG        5/14/09            390
SGD      58,000   USD      38,024   HSBC Bank USA,
                                          NA           5/14/09             78
USD      56,728   SGD      87,000        UBS AG        5/14/09           (426)
                                                                    ---------
TOTAL                                                               $(120,863)
                                                                    =========

-    Currency Abbreviations:

AUD   Australian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   Euro
GBP   British Pound
HKD   Hong Kong Dollar
JPY   Japanese Yen
NZD   New Zealand Dollar
SEK   Swedish Krona
SGD   Singapore Dollar
USD   US Dollar

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

     - The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

               - Level 1 - price quotations in active markets/exchanges for identical securities

               - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

               - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

          The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series' investments:

VALUATION   INVESTMENTS IN
  INPUTS      SECURITIES     OTHER FINANCIAL INSTRUMENTS*
---------   --------------   ----------------------------
                ASSETS           ASSETS       LIABILITIES
            --------------   -------------   ------------
Level 1      $ 18,792,042       $333,493      $ (42,918)
Level 2       566,413,586        416,362       (537,225)
Level 3                 3             --             --
             ------------       --------      ---------
TOTAL        $585,205,631       $749,855      $(580,143)
             ============       ========      =========

* Other financial instruments are futures and foreign currency exchange contracts. Futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   --------------
Balance, as of January 1, 2009                       $  26,500
Accrued discounts/premiums                                  --
Realized gain (loss)                                        --
Change in unrealized appreciation (depreciation)      (222,004)
Net purchases (sales)                                       --
Net transfers in/out of Level 3                        195,507
                                                     ---------
Balance, as of March 31, 2009                        $       3
                                                     =========

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2009 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 29.78%
FEDERAL HOME LOAN MORTGAGE CORPORATION
   - 21.28%
      0.54%, Due 7/14/2009 ...................   $       45,000   $       44,930
      0.53%, Due 7/20/2009 ...................           75,000           74,878
      0.45%, Due 7/28/2009 ...................           36,520           36,466
      0.48%, Due 8/10/2009 ...................            3,500            3,494
      0.49%, Due 8/10/2009 ...................           40,000           39,929
                                                                  --------------
                                                                         199,697
                                                                  --------------
OTHER GOVERNMENT RELATED - 8.50%
   General Electric Capital Corp
      (FDIC Guaranteed)
      0.65%, Due 6/29/2009 ##...................         40,000           39,936
   US Bank, NA (FDIC Guaranteed)
      1.02%, Due 9/21/2009 ##........           40,000           39,804
                                                                  --------------
                                                                          79,740
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS                                         279,437
                                                                  --------------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 4.80%
   Societe Generale N.Y., 0.65%,
      Due 6/5/2009  ++ .......................           45,000           45,000
                                                                  --------------
COMMERCIAL PAPER - 21.82%
   Atlantis One Funding Corp., 0.65%,
      Due 6/23/2009  # .......................           45,000           44,932
   Barton Capital Corp., 0.50%,
      Due 4/2/2009  # ........................           30,000           30,000
   Old Line Funding LLC, 0.60%,
      Due 7/1/2009  # ........................           45,000           44,932
   Surrey Funding Corp., 0.75%,
      Due 5/1/2009  # ........................           40,000           39,975
   Variable Funding Capital Co. LLC, 0.48%,
      Due 5/26/2009  # .......................           45,000           44,967
                                                                  --------------
   TOTAL COMMERCIAL PAPER ....................                           204,806
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 9.91%
OTHER SHORT-TERM INVESTMENTS - 9.91%
   Dreyfus Institutional Cash Advantage
      Fund ...................................       46,500,000           46,500
   Fidelity Institutional Government Fund ....       46,500,000           46,500
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS ..............                            93,000
                                                                  --------------

                                                       PAR
                                                     AMOUNT
                                                 --------------
REPURCHASE AGREEMENTS - 34.21%
   Bank of America, NA, 0.563%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $45,900, 5.0%,
       7/1/2035) .............................   $       45,000           45,000
   Barclays Capital, Inc.,
      0.30%, Due 4/1/2009
         (Held at Bank of New York Mellon,
         Collateralized by U.S. Government Agency
         Obligations, valued at $10,200, 6.0%,
         10/1/2038) .............................        10,000           10,000
      0.563%, Due 4/1/2009 (Held at Bank of
          New York Mellon, Collateralized by
          Equity Securities valued
          at $49,500) ........................           45,000           45,000
   Credit Suisse Securities (USA) LLC, 0.563%,
      Due 4/1/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities
      valued at $49,500) .....................           45,000           45,000
   Deutsche Bank Securities, Inc., 0.513%,
      Due 4/1/2009 (Held at Bank of New York
      Mellon, Collateralized by Equity
      Securities valued at $49,500) ..........           45,000           45,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co.,
      0.15%, Due 4/1/2009 (Held at Bank
         of New York Mellon, Collateralized
         by U.S. Government Agency
         Obligations valued at $1,085,
         5.0% - 13.0%, 8/1/2009 - 7/1/2033) .....   $     1,064   $        1,064
      0.563%, Due 4/1/2009 (Held at Bank of
         New York Mellon, Collateralized by
         Equity Securities valued at
         $49,500) ............................           45,000           45,000
   JP Morgan Clearing Corp., 0.563%, Due
      4/1/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities
      valued at $42,000) .....................           40,000           40,000
   Morgan Stanley & Co., 0.663%, Due 4/1/2009
      (Held at J.P. Morgan Clearing Corp.,
      Collateralized by Equity Securities
      valued at $49,500) .....................           45,000           45,000
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS ...............                           321,064
                                                                  --------------
TOTAL INVESTMENTS - 100.52% (COST $943,307) ..                    $      943,307
LIABILITIES, NET OF OTHER ASSETS - (0.52%) ...                            (4,901)
                                                                  --------------
TOTAL NET ASSETS - 100.00% ...................                    $      938,406
                                                                  ==============

     Percentages are stated as a percent of net assets.

++ Obligation is subject to an unconditional put back to the issuer with one business day notice.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,806 or 21.82% of net assets. The Fund has no right to demand registration of these securities.

## Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $79,740 or 8.5% of net assets.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of March 31, 2009 is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $      93,000
Level 2 - Other significant observable inputs      850,307
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $ 943,307

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2009 is provided below.


STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- 96.9%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co. Class A                          15,846   $          377
Amazon.Com, Inc. (a)                                     61,692            4,531
Apollo Group, Inc. Class A (a)                           20,329            1,592
AutoNation, Inc. (a)                                     23,063              320
AutoZone, Inc. (a)                                        7,064            1,149
Bed Bath & Beyond, Inc. (a)                              49,845            1,234
Best Buy Co., Inc.                                       65,819            2,499
Big Lots, Inc. (a)                                       16,227              337
Black & Decker Corp.                                     11,937              377
Carnival Corp.                                           84,650            1,828
CBS Corp. Class B                                       130,703              502
Centex Corp.                                             24,082              181
Coach, Inc. (a)                                          63,228            1,056
Comcast Corp. Class A                                   556,648            7,593
D.R. Horton, Inc.                                        52,876              513
Darden Restaurants, Inc.                                 25,688              880
DIRECTV Group, Inc. (a)                                 104,377            2,379
Eastman Kodak Co.                                        54,482              207
eBay, Inc. (a)                                          206,503            2,594
Expedia, Inc. (a)                                        39,215              356
Family Dollar Stores, Inc.                               26,858              896
Ford Motor Co. (a)                                      462,398            1,216
Fortune Brands, Inc.                                     27,745              681
GameStop Corp. Class A (a)                               32,400              908
Gannett Co., Inc.                                        42,074               93
Gap, Inc.                                                87,698            1,139
General Motors Corp.                                    122,645              238
Genuine Parts Co.                                        30,509              911
Goodyear Tire & Rubber Co. (a)                           45,257              283
H&R Block, Inc.                                          66,915            1,217
Harley-Davidson, Inc.                                    43,201              578
Harman International Industries, Inc.                    10,521              142
Hasbro, Inc.                                             24,425              612
Home Depot, Inc.                                        327,712            7,721
Host Hotels & Resorts, Inc.                             100,665              395
International Game Technology                            55,119              508
Interpublic Group of Cos., Inc. (a)                      83,694              345
JC Penney Co., Inc.                                      44,310              889
Johnson Controls, Inc.                                  117,686            1,412
KB HOME                                                  14,794              195
Kohl's Corp. (a)                                         58,433            2,473
Lennar Corp. Class A                                     27,931              210
Limited Brands                                           48,767              424
Lowe's Cos., Inc.                                       283,062            5,166
Macy's, Inc.                                             76,523              681
Marriot International, Inc. Class A                      57,321              938
Mattel, Inc.                                             66,976              772
McDonald's Corp.                                        214,325           11,696
McGraw-Hill, Inc.                                        60,266            1,378
Meredith Corp.                                            7,889              131
New York Times Co. Class A                               22,922              104
Newell Rubbermaid, Inc.                                  51,593              329
News Corp. Class A                                      442,209            2,927
NIKE, Inc. Class B                                       75,052            3,519

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Nordstrom, Inc.                                          32,733   $          548
O'Reilly Automotive, Inc. (a)                            25,800              903
Office Depot, Inc. (a)                                   51,256               67
Omnicom Group, Inc.                                      59,741            1,398
Polo Ralph Lauren Corp.                                  10,615              449
Pulte Homes, Inc.                                        41,426              453
Radioshack Corp.                                         26,203              225
Scripps Networks Interactive, Inc. Class A               16,835              379
Sears Holdings Corp. (a)                                 10,274              470
Snap-On, Inc.                                            11,612              291
Stanley Works                                            14,583              425
Staples, Inc.                                           138,633            2,511
Starbucks Corp. (a)                                     144,261            1,603
Starwood Hotels & Resorts Worldwide, Inc.                33,647              427
Target Corp.                                            144,816            4,980
Tiffany & Co.                                            22,280              480
Time Warner Cable, Inc.                                  67,471            1,673
Time Warner, Inc.                                       230,790            4,454
TJX Cos., Inc.                                           81,406            2,087
V.F. Corp.                                               16,793              959
Viacom, Inc. Class B (a)                                114,622            1,992
Walt Disney Co.                                         359,045            6,520
Washington Post Co. Class B                               1,060              379
Whirlpool Corp.                                          13,761              407
Wyndham Worldwide Corp.                                  34,299              144
Wynn Resorts, Ltd. (a)                                   12,200              244
Yum! Brands, Inc.                                        89,692            2,465
                                                                  --------------
                                                                         118,565
                                                                  --------------
CONSUMER STAPLES -- 12.4%
Altria Group, Inc.                                      395,299            6,333
Archer-Daniels-Midland Co.                              124,324            3,454
Avon Products, Inc.                                      80,660            1,551
Brown-Forman Corp. Class B                               18,655              724
Campbell Soup Co.                                        39,265            1,074
Clorox Co.                                               27,343            1,408
Coca-Cola Co.                                           383,811           16,869
Coca-Cola Enterprises, Inc.                              62,501              824
Colgate-Palmolive Co.                                    95,901            5,656
ConAgra Foods, Inc.                                      84,075            1,418
Constellation Brands, Inc. Class A (a)                   37,426              445
Costco Wholesale Corp.                                   83,289            3,858
CVS Caremark Corp.                                      281,232            7,731
Dean Foods Co. (a)                                       29,658              536
Dr Pepper Snapple Group, Inc. (a)                        51,300              868
Estee Lauder Cos, Inc. Class A                           23,252              573
General Mills, Inc.                                      64,432            3,214
H.J. Heinz Co.                                           60,269            1,993
Hormel Foods Corp.                                       13,400              425
Kellogg Co.                                              48,335            1,771
Kimberly-Clark Corp.                                     80,100            3,693
Kraft Foods, Inc. Class A                               280,909            6,262
Kroger Co.                                              124,876            2,650
Lorillard, Inc.                                          32,461            2,004

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
McCormick & Co., Inc.                                    24,853   $          735
Molson Coors Brewing Co., Class B                        28,562              979
Pepsi Bottling Group, Inc.                               26,753              592
PepsiCo, Inc.                                           300,156           15,452
Philip Morris International, Inc.                       385,399           13,713
Procter & Gamble Co.                                    563,119           26,517
Reynolds American, Inc.                                  33,187            1,189
Safeway, Inc.                                            84,164            1,699
Sara Lee Corp.                                          139,034            1,123
SuperValu, Inc.                                          41,948              599
Sysco Corp.                                             114,809            2,618
The Hershey Company                                      31,782            1,105
The J.M. Smucker Co.                                     22,760              848
Tyson Foods, Inc., Class A                               57,835              543
Wal-Mart Stores, Inc.                                   429,702           22,388
Walgreen Co.                                            191,118            4,961
Whole Foods Market, Inc.                                 25,433              427
                                                                  --------------
                                                                         170,822
                                                                  --------------
ENERGY -- 12.7%
Anadarko Petroleum Corp.                                 88,626            3,447
Apache Corp.                                             64,025            4,103
Baker Hughes, Inc.                                       59,078            1,687
BJ Services Co.                                          52,248              520
Cabot Oil & Gas Corp.                                    20,300              479
Cameron International Corp. (a)                          41,400              908
Chesapeake Energy Corp.                                 107,482            1,834
Chevron Corp. (e)                                       385,146           25,897
ConocoPhillips                                          284,230           11,130
Consol Energy, Inc.                                      35,773              903
Devon Energy Corp.                                       84,951            3,796
Diamond Offshore Drilling, Inc.                          13,200              830
El Paso Corp.                                           132,492              828
ENSCO International, Inc.                                26,077              688
EOG Resources, Inc.                                      47,717            2,613
EQT Corp.                                                24,300              761
ExxonMobil Corp. (e)                                    951,372           64,788
Halliburton Co.                                         170,334            2,635
Hess Corp.                                               54,201            2,938
Marathon Oil Corp.                                      136,277            3,583
Massey Energy Co.                                        14,300              145
Murphy Oil Corp.                                         37,241            1,667
Nabors Industries, Ltd. (a)                              51,604              516
National Oilwell Varco, Inc. (a)                         81,057            2,327
Noble Energy, Inc.                                       33,310            1,795
Occidental Petroleum Corp.                              156,044            8,684
Peabody Energy Corp.                                     50,924            1,275
Pioneer Natural Resources Co.                            21,600              356
Questar Corp.                                            32,968              970
Range Resources Corp.                                    29,400            1,210
Rowan Cos., Inc.                                         19,520              234
Schlumberger, Ltd.                                      230,175            9,350
Smith International, Inc.                                42,934              922
Southwestern Energy Co. (a)                              67,000            1,989

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Spectra Energy Corp.                                    123,098   $        1,741
Sunoco, Inc.                                             21,584              572
Tesoro Corp.                                             26,365              355
Valero Energy Corp.                                      99,109            1,774
Williams Cos., Inc.                                     109,968            1,251
XTO Energy, Inc.                                        110,952            3,397
                                                                  --------------
                                                                         174,898
                                                                  --------------
FINANCIALS -- 10.8%
AFLAC, Inc.                                              88,890            1,721
Allstate Corp.                                          102,006            1,953
American Express Co.                                    224,064            3,054
American International Group, Inc.                      483,466              483
Ameriprise Financial, Inc.                               43,707              896
AON Corp.                                                52,147            2,129
Apartment Investment & Management Co. Class A            29,552              162
Assurant, Inc.                                           21,431              467
AvalonBay Communities, Inc.                              15,398              725
Bank of America Corp.                                 1,236,371            8,432
Bank of New York Mellon Corp.                           221,785            6,265
BB&T Corp.                                              106,970            1,810
Boston Properties, Inc.                                  22,967              804
Capital One Financial Corp.                              74,963              917
CB Richard Ellis Group, Inc. Class A (a)                 47,275              190
Charles Schwab Corp.                                    181,393            2,812
Chubb Corp.                                              68,675            2,906
Cincinnati Financial Corp.                               31,214              714
CIT Group, Inc.                                          75,542              215
Citigroup, Inc.                                       1,062,702            2,689
CME Group, Inc.                                          12,991            3,201
Comerica, Inc.                                           27,144              497
Discover Financial Services                              95,905              605
E*Trade Financial Corp. (a)                              81,315              104
Equity Residential                                       51,457              944
Federated Investors, Inc. Class B                        15,270              340
Fifth Third Bancorp                                     107,116              313
First Horizon National Corp.                             41,346              444
Franklin Resources, Inc.                                 29,680            1,599
Genworth Financial, Inc. Class A                         79,351              151
Goldman Sachs Group, Inc.                                89,200            9,457
Hartford Financial Services Group, Inc.                  58,297              458
HCP, Inc.                                                46,700              834
Health Care REIT, Inc.                                   21,400              655
Hudson City Bancorp, Inc.                               103,492            1,210
Huntington Bancshares, Inc.                              64,656              107
IntercontinentalExchange, Inc. (a)                       13,980            1,041
Invesco Ltd.                                             75,800            1,051
J.P. Morgan Chase & Co.                                 722,315           19,199
Janus Capital Group, Inc.                                26,407              176
KeyCorp                                                  93,575              736
Kimco Realty Corp.                                       41,069              313
Legg Mason, Inc.                                         26,342              419
Leucadia National Corp. (a)                              35,436              528

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
FINANCIALS -- (CONTINUED)
Lincoln National Corp.                                   46,692   $          312
Loews Corp.                                              69,031            1,526
M & T Bank Corp.                                         14,137              640
Marsh & McLennan Cos., Inc.                              98,453            1,994
Marshall & Ilsley Corp.                                  45,493              256
Mastercard, Inc. Class A                                 14,000            2,345
MBIA, Inc. (a)                                           31,984              146
MetLife, Inc.                                           156,496            3,563
Moody's Corp.                                            38,966              893
Morgan Stanley                                          207,530            4,725
NASDAQ OMX Group, Inc. (a)                               24,600              482
Northern Trust Corp.                                     43,206            2,585
NYSE Euronext                                            52,300              936
Paychex, Inc.                                            61,038            1,567
People's United Financial Inc.                           68,100            1,224
PNC Financial Services Group, Inc.                       81,517            2,388
Principal Financial Group, Inc.                          50,491              413
Progressive Corp. (a)                                   127,401            1,712
ProLogis                                                 48,091              313
Prudential Financial, Inc.                               81,039            1,541
Public Storage, Inc.                                     23,887            1,320
Regions Financial Corp.                                 129,789              553
Simon Property Group, Inc.                               49,324            1,709
SLM Corp. (a)                                            91,354              452
State Street Corp. (b)                                   81,725            2,515
SunTrust Banks, Inc.                                     66,618              782
T. Rowe Price Group, Inc.                                50,875            1,468
Torchmark Corp.                                          15,621              410
Total System Services, Inc.                              37,775              522
Travelers Cos, Inc.                                     112,504            4,572
U.S. Bancorp                                            339,052            4,954
Unum Group                                               60,829              760
Ventas, Inc.                                             27,400              619
Vornado Realty Trust                                     26,805              891
Wells Fargo Co.                                         817,649           11,643
Western Union Co.                                       133,285            1,675
XL Capital, Ltd. Class A                                 65,468              357
Zions Bancorp                                            21,753              214
                                                                  --------------
                                                                         148,703
                                                                  --------------
HEALTH CARE -- 14.5%
Abbott Laboratories                                     298,106           14,220
Aetna, Inc.                                              89,650            2,181
Allergan, Inc.                                           58,392            2,789
AmerisourceBergen Corp.                                  29,893              976
Amgen, Inc. (a)                                         199,636            9,886
Baxter International, Inc.                              118,661            6,078
Becton, Dickinson & Co.                                  46,397            3,120
Biogen Idec, Inc. (a)                                    56,831            2,979
Boston Scientific Corp. (a)                             292,334            2,324
Bristol-Myers Squibb Co.                                382,538            8,385
C.R. Bard, Inc.                                          18,697            1,490
Cardinal Health, Inc.                                    69,857            2,199
Celgene Corp. (a)                                        87,918            3,904

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Cephalon, Inc. (a)                                       13,400   $          912
CIGNA Corp.                                              53,596              943
Coventry Health Care, Inc. (a)                           27,603              357
Covidien Ltd.                                            97,704            3,248
DaVita, Inc. (a)                                         20,300              892
Dentsply International Inc.                              27,200              730
Eli Lilly & Co.                                         193,475            6,464
Express Scripts, Inc. (a)                                47,599            2,198
Forest Laboratories, Inc. (a)                            58,202            1,278
Genzyme Corp. (a)                                        52,692            3,129
Gilead Sciences, Inc. (a)                               175,599            8,134
Hospira, Inc. (a)                                        31,703              978
Humana, Inc. (a)                                         32,007              835
Intuitive Surgical, Inc. (a)                              7,500              715
Johnson & Johnson                                       532,849           28,028
King Pharmaceuticals, Inc. (a)                           48,592              344
Laboratory Corp. of America Holdings (a)                 20,622            1,206
Life Technologies Corp. (a)                              33,687            1,094
McKesson Corp.                                           52,955            1,856
Medco Health Solutions, Inc. (a)                         94,168            3,893
Medtronic, Inc.                                         213,878            6,303
Merck & Co., Inc.                                       406,819           10,882
Millipore Corp. (a)                                      11,135              639
Mylan Inc. (a)                                           60,109              806
Patterson Cos., Inc. (a)                                 18,294              345
Pfizer, Inc.                                          1,296,671           17,661
Quest Diagnostics, Inc.                                  29,800            1,415
Schering-Plough Corp.                                   313,455            7,382
St. Jude Medical, Inc. (a)                               66,126            2,402
Stryker Corp.                                            46,089            1,569
Tenet Healthcare Corp. (a)                               66,670               77
UnitedHealth Group, Inc.                                235,496            4,929
Varian Medical Systems, Inc. (a)                         22,860              696
Watson Pharmaceuticals, Inc. (a)                         20,646              642
Wellpoint, Inc. (a)                                      98,138            3,726
Wyeth                                                   256,287           11,031
Zimmer Holdings, Inc. (a)                                43,552            1,590
                                                                  --------------
                                                                         199,860
                                                                  --------------
INDUSTRIALS -- 9.7%
3M Co.                                                  133,772            6,651
Amphenol Corp. Class A                                   34,300              977
Avery Dennison Corp.                                     21,588              482
Boeing Co.                                              138,688            4,935
Burlington Northern Santa Fe Corp.                       52,882            3,181
Caterpillar, Inc.                                       116,579            3,260
CH Robinson Worldwide, Inc.                              31,961            1,458
Cintas Corp.                                             25,088              620
Cooper Industries, Ltd. Class A                          32,034              828
CSX Corp.                                                75,538            1,953
Cummins, Inc.                                            37,258              948
Danaher Corp.                                            48,986            2,656
Deere & Co.                                              82,537            2,713
Dover Corp.                                              36,795              971
Eaton Corp.                                              31,995            1,179

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- (CONTINUED)
Emerson Electric Co.                                    145,048   $        4,145
Equifax, Inc.                                            23,683              579
Expeditors International Washington, Inc.                40,120            1,135
Fastenal Co.                                             25,500              820
FedEx Corp.                                              59,500            2,647
Flir Systems, Inc. (a)                                   28,900              592
Flowserve Corp.                                          10,300              578
Fluor Corp.                                              35,360            1,222
General Dynamics Corp.                                   74,661            3,105
General Electric Co. (e)                              2,029,533           20,519
Goodrich Co.                                             24,445              926
Honeywell International, Inc.                           142,581            3,972
Illinois Tool Works, Inc.                                75,071            2,316
Ingersoll-Rand Co. Class A                               63,557              877
Iron Mountain, Inc. (a)                                  33,700              747
ITT Industries, Inc.                                     35,192            1,354
Jacobs Engineering Group, Inc. (a)                       23,400              905
L-3 Communications Holdings, Inc.                        23,303            1,580
Leggett & Platt, Inc.                                    27,898              362
Lockheed Martin Corp.                                    64,352            4,442
Manitowoc Co., Inc.                                      24,000               78
Masco Corp.                                              67,523              471
Monster Worldwide, Inc. (a)                              22,609              184
Norfolk Southern Corp.                                   71,255            2,405
Northrop Grumman Corp.                                   62,811            2,741
PACCAR, Inc.                                             70,874            1,826
Pall Corp.                                               22,209              454
Parker-Hannifin Corp.                                    31,803            1,081
Pitney Bowes, Inc.                                       40,027              935
Precision Castparts Corp.                                26,907            1,612
R.R. Donnelley & Sons Co.                                38,309              281
Raytheon Co.                                             79,082            3,079
Republic Services, Inc.                                  61,603            1,057
Robert Half International, Inc.                          30,640              546
Rockwell Automation, Inc.                                27,505              601
Rockwell Collins, Inc.                                   30,231              987
Ryder Systems, Inc.                                       9,821              278
Southwest Airlines Co.                                  147,786              935
Stericycle, Inc. (a)                                     17,100              816
Textron, Inc.                                            45,239              260
Thermo Fisher Scientific, Inc. (a)                       80,424            2,869
Union Pacific Corp.                                      97,568            4,011
United Parcel Service, Inc. Class B                     192,246            9,462
United Technologies Corp.                               181,578            7,804
W.W. Grainger, Inc.                                      12,169              854
Waste Management, Inc.                                   95,239            2,438
                                                                  --------------
                                                                         133,700
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.8%
Adobe Systems, Inc. (a)                                  99,157            2,121
Advanced Micro Devices, Inc. (a)                        114,986              351
Affiliated Computer Services, Inc. Class A (a)           18,737              897

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Agilent Technologies, Inc. (a)                           68,068   $        1,046
Akamai Technologies, Inc. (a)                            34,224              664
Altera Corp.                                             58,354            1,024
Analog Devices, Inc.                                     54,669            1,053
Apple Inc. (a)                                          171,184           17,995
Applied Materials, Inc.                                 257,707            2,770
Autodesk, Inc. (a)                                       41,676              701
Automatic Data Processing, Inc.                          98,117            3,450
BMC Software, Inc. (a)                                   35,621            1,176
Broadcom Corp. Class A (a)                               83,259            1,664
CA, Inc.                                                 73,599            1,296
CIENA Corp. (a)                                          14,529              113
Cisco Systems, Inc. (a)                               1,122,019           18,816
Citrix Systems, Inc. (a)                                 33,467              758
Cognizant Technology Solutions Corp.
   Class A (a)                                           54,884            1,141
Computer Sciences Corp. (a)                              28,244            1,041
Compuware Corp. (a)                                      51,350              338
Convergys Corp. (a)                                      20,035              162
Corning, Inc.                                           297,476            3,948
Dell, Inc. (a)                                          330,450            3,133
Dun & Bradstreet Corp.                                    9,900              762
Electronic Arts, Inc. (a)                                62,700            1,141
EMC Corp. (a)                                           386,784            4,409
Fidelity National Information Services, Inc.             36,777              669
Fiserv, Inc. (a)                                         29,952            1,092
Google, Inc. Class A (a)                                 46,190           16,077
Harris Corp.                                             26,400              764
Hewlett-Packard Co.                                     462,216           14,819
IMS Health, Inc.                                         34,832              434
Intel Corp.                                           1,072,456           16,140
International Business Machines Corp.                   257,742           24,973
Intuit, Inc. (a)                                         61,963            1,673
Jabil Circuit, Inc.                                      39,951              222
Juniper Networks, Inc. (a)                              100,793            1,518
KLA-Tencor Corp.                                         34,105              682
Lexmark International Group, Inc. Class A (a)            15,842              267
Linear Technology Corp.                                  43,763            1,006
LSI Corp. (a)                                           112,662              342
McAfee, Inc. (a)                                         28,700              961
MEMC Electronic Materials, Inc. (a)                      40,878              674
Microchip Technology, Inc.                               33,189              703
Micron Technology, Inc. (a)                             142,362              578
Microsoft Corp. (e)                                   1,468,935           26,984
Molex, Inc.                                              24,805              341
Motorola, Inc.                                          436,765            1,848
National Semiconductor Corp.                             39,396              405
NetApp, Inc. (a)                                         61,157              908
Novell, Inc. (a)                                         68,720              293
Novellus Systems, Inc. (a)                               20,030              333
NVIDIA Corp. (a)                                        100,756              993
Oracle Corp.                                            739,862           13,369
PerkinElmer, Inc.                                        21,118              270

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
QLogic Corp. (a)                                         24,322   $          270
QUALCOMM, Inc.                                          318,311           12,385
Salesforce.com, Inc. (a)                                 21,200              694
SanDisk Corp. (a)                                        46,167              584
Sun Microsystems, Inc. (a)                              142,341            1,042
Symantec Corp. (a)                                      159,663            2,385
Tellabs, Inc. (a)                                        73,830              338
Teradata Corp. (a)                                       33,520              544
Teradyne, Inc. (a)                                       27,649              121
Texas Instruments, Inc.                                 244,899            4,043
Tyco Electronics Ltd.                                    86,204              952
VeriSign, Inc. (a)                                       37,521              708
Waters Corp. (a)                                         18,665              690
Xerox Corp.                                             161,834              736
Xilinx, Inc.                                             53,002            1,016
Yahoo!, Inc. (a)                                        267,619            3,428
                                                                  --------------
                                                                         231,244
                                                                  --------------
MATERIALS -- 3.4%
Air Products & Chemicals, Inc.                           40,009            2,250
AK Steel Holding Corp.                                   20,000              142
Alcoa, Inc.                                             181,849            1,335
Allegheny Technologies, Inc.                             17,528              384
Ball Corp.                                               17,562              762
Bemis Co., Inc.                                          17,262              362
CF Industries Holdings, Inc.                              9,750              694
Domtar Corp. (a)(c)                                          11               --
Dow Chemical Co.                                        181,728            1,532
E.I. Du Pont de Nemours & Co.                           174,612            3,899
Eastman Chemical Co.                                     14,204              381
Ecolab, Inc.                                             32,966            1,145
Freeport-McMoRan Copper & Gold, Inc. Class B             79,352            3,024
International Flavors & Fragrances, Inc.                 14,331              437
International Paper Co.                                  82,811              583
MeadWestvaco Corp.                                       32,320              388
Monsanto Co.                                            105,855            8,797
Newmont Mining Corp.                                     94,606            4,235
Nucor Corp.                                              60,254            2,300
Owens-Illinois, Inc. (a)                                 31,400              453
Pactiv Corp. (a)                                         23,915              349
Plum Creek Timber Co., Inc.                              33,011              960
PPG Industries, Inc.                                     31,871            1,176
Praxair, Inc.                                            59,011            3,971
Rohm & Haas Co.                                          24,406            1,924
Sealed Air Corp.                                         28,492              393
Sherwin-Williams Co.                                     18,396              956
Sigma-Aldrich Corp.                                      23,934              904
Titanium Metals Corp.                                    16,600               91
United States Steel Corp.                                20,978              443
Vulcan Materials Co.                                     20,861              924
Weyerhaeuser Co.                                         41,537            1,145
                                                                  --------------
                                                                          46,339
                                                                  --------------

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
TELECOMMUNICATION SERVICES -- 3.9%
American Tower Corp. Class A (a)                         76,800   $        2,337
AT&T, Inc.                                            1,135,350           28,611
CenturyTel, Inc.                                         19,441              547
Embarq Corp.                                             27,397            1,037
Fairpoint Communications, Inc. (c)                            8               --
Frontier Communications Corp.                            60,384              434
JDS Uniphase Corp. (a)                                   42,723              139
Qwest Communications International, Inc.                283,890              971
Sprint Nextel Corp. (a)                                 554,765            1,980
Verizon Communications, Inc.                            547,666           16,539
Windstream Corp.                                         79,613              642
                                                                  --------------
                                                                          53,237
                                                                  --------------
UTILITIES -- 4.1%
AES Corp. (a)                                           128,395              746
Allegheny Energy, Inc.                                   33,059              766
Ameren Corp.                                             41,060              952
American Electric Power Co., Inc.                        77,652            1,961
CenterPoint Energy, Inc.                                 65,611              684
CMS Energy Corp.                                         45,756              542
Consolidated Edison, Inc.                                52,552            2,082
Constellation Energy Group, Inc.                         38,914              804
Dominion Resources, Inc.                                111,662            3,460
DTE Energy Co.                                           30,484              844
Duke Energy Corp.                                       248,920            3,565
Dynegy, Inc. Class A (a)                                 82,690              117
Edison International                                     62,119            1,790
Entergy Corp.                                            36,198            2,465
Exelon Corp.                                            127,021            5,765
FirstEnergy Corp.                                        58,307            2,251
FPL Group, Inc.                                          79,121            4,014
Integrys Energy Group, Inc.                              14,716              383
Nicor, Inc.                                               9,400              312
NiSource, Inc.                                           49,982              490
Northeast Utilities                                      32,900              710
Pepco Holdings, Inc.                                     41,700              520
PG&E Corp.                                               70,026            2,676
Pinnacle West Capital Corp.                              20,160              535
PPL Corp.                                                71,975            2,066
Progress Energy, Inc.                                    53,381            1,936
Public Service Enterprise Group, Inc.                    96,324            2,839
SCANA Corp.                                              22,200              686
Sempra Energy                                            47,586            2,200
Southern Co.                                            148,743            4,555
TECO Energy, Inc.                                        42,151              470
Wisconsin Energy Corp.                                   22,800              939
Xcel Energy, Inc.                                        86,951            1,620
                                                                  --------------
                                                                          55,745
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $1,431,700,829)                                                  1,333,113
                                                                  --------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                       PAR            MARKET
                                                     AMOUNT            VALUE
                                                      (000)            (000)
                                                 --------------   --------------
U.S. GOVERNMENT SECURITIES -- 0.4%
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                     $          195   $          195
United States Treasury Bill(d)(e) 0.2%
   due 06/11/09                                           4,620            4,618
United States Treasury Bill(d) 0.2%
   due 07/02/09                                             525              525
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,337,909)                                                          5,338
                                                                  --------------

                                                                      MARKET
                                                     SHARES            VALUE
                                                      (000)            (000)
                                                 --------------   --------------
MONEY MARKET FUND -- 2.8%
AIM Short Term Investment Prime Portfolio                37,403   $       37,403
Federated Money Market Obligations Trust                    573              573
                                                                  --------------
TOTAL MONEY MARKET FUND
(Cost $37,976,180)                                                        37,976
                                                                  --------------
TOTAL INVESTMENTS+ -- 100.1%
(identified cost $1,475,014,918(f))                                    1,376,427
LIABILITIES IN EXCESS OF ASSETS -- (0.1)%                                   (973)
                                                                  --------------
NET ASSETS -- 100.0%                                              $    1,375,454
                                                                  ==============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009 was $283,714,315 and $382,302,666,
     respectively, resulting in net unrealized depreciation of investments of $98,588,351.

+ Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                     NUMBER         UNREALIZED
                                                       OF          DEPRECIATION
                                                    CONTRACTS          (000)
                                                 --------------   --------------
Schedule of Futures Contracts S&P 500
   Financial Futures Contracts (long)
   Expiration Date 06/2009                                1,072   $       (9,344)
                                                                  --------------
Total unrealized depreciation on open futures
   contracts purchased                                            $       (9,344)
                                                                  ==============

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                   INVESTMENTS         OTHER
VALUATION                                              IN            FINANCIAL
INPUTS                                             SECURITIES      INSTRUMENTS*
- ---------                                        --------------   --------------
Level 1 - Quoted Prices                          $1,371,088,659   $   (9,344,519)
                                                 --------------   --------------
Level 2 - Other Significant Observable Inputs         5,337,908               --
                                                 --------------   --------------
Level 3 - Significant Unobservable Inputs                    --               --
                                                 --------------   --------------
   TOTAL                                         $1,376,426,567   $   (9,344,519)
                                                 ==============   ==============

*    Other financial instruments include futures contracts.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4,"Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2009 is listed in the Portfolio of Investments.

                                                                                                       Income Earned    Realized
                                                            Shares sold                       Value      for the 3       Gain
                                        Shares purchased     for the 3                          at      months ended   on shares
     Security        Number of shares   for the 3 months   months ended   Number of shares   3/31/09      3/31/09         sold
    Description      held at 12/31/08     ended 3/31/09       3/31/09      held at 3/31/09    (000)        (000)         (000)
- ------------------   ----------------   ----------------   ------------   ----------------   -------   -------------   ---------
State Street Corp.        81,725               --               --             81,725         $2,515        $20            --

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2009 is provided below.


MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
ADVERTISING AGENCIES - 0.4%            AMREP Corp. (a)                                                          800   $     12,560
                                       Arbitron, Inc.                                                        14,258        214,012
                                       Constant Contact, Inc. (a)(b)                                         10,700        149,693
                                       DG FastChannel, Inc. (a)                                               9,300        174,561
                                       Harte-Hanks, Inc.                                                     19,300        103,255
                                       Marchex, Inc. Class B                                                 12,800         44,032
                                       National CineMedia, Inc.                                              22,070        290,883
                                       Valassis Communications, Inc. (a)                                     26,200         41,134
                                       ValueClick, Inc. (a)                                                  45,380        386,184
                                                                                                                      ------------
                                                                                                                         1,416,314
                                                                                                                      ------------
AEROSPACE - 1.5%                       AAR Corp. (a)(c)                                                      20,268        254,161
                                       AeroVironment, Inc. (a)(b)                                             5,700        119,130
                                       Argon ST, Inc. (a)                                                     6,900        130,893
                                       Axsys Technologies, Inc. (a)                                           4,800        201,792
                                       Ceradyne, Inc. (a)                                                    13,750        249,287
                                       Cubic Corp.                                                            8,152        206,490
                                       Curtiss-Wright Corp.                                                  23,368        655,472
                                       Ducommun, Inc.                                                         5,600         81,424
                                       Esterline Technologies Corp. (a)                                      15,390        310,724
                                       Heico Corp.                                                           11,626        282,512
                                       Herley Industries, Inc. (a)                                            7,100         84,916
                                       LMI Aerospace, Inc. (a)                                                4,100         29,684
                                       Ladish Co., Inc. (a)                                                   8,500         61,710
                                       Moog, Inc. Class A (a)                                                22,313        510,298
                                       Orbital Sciences Corp. (a)                                            30,635        364,250
                                       Teledyne Technologies, Inc. (a)                                       18,534        494,487
                                       TransDigm Group, Inc. (a)                                             17,400        571,416
                                       Triumph Group, Inc.                                                    8,679        331,538
                                                                                                                      ------------
                                                                                                                         4,940,184
                                                                                                                      ------------
AGRICULTURE, FISHING &                 AgFeed Industries, Inc. (a)                                           12,500         28,250
RANCHING - 0.4%                        Alico, Inc.                                                            1,700         40,800
                                       The Andersons, Inc.                                                    9,500        134,330
                                       Cadiz, Inc. (a)                                                        5,600         44,688
                                       Cal-Maine Foods, Inc. (b)                                              6,800        152,252
                                       Calavo Growers, Inc.                                                   5,500         66,110
                                       Fresh Del Monte Produce, Inc. (a)                                     22,000        361,240
                                       HQ Sustainable Maritime Industries, Inc. (a)                           3,700         28,305
                                       Sanderson Farms, Inc.                                                 10,650        399,908
                                       Seaboard Corp.                                                           172        173,720
                                                                                                                      ------------
                                                                                                                         1,429,603
                                                                                                                      ------------
AIR TRANSPORT - 0.8%                   AirTran Holdings, Inc. (a)                                            61,220        278,551
                                       Alaska Air Group, Inc. (a)(c)                                         18,798        330,281
                                       Allegiant Travel Co. (a)(b)                                            7,200        327,312
                                       Atlas Air Worldwide Holdings, Inc. (a)                                 7,000        121,450
                                       Bristow Group, Inc. (a)(b)                                            12,685        271,839
                                       Hawaiian Holdings, Inc. (a)                                           22,800         85,044
                                       JetBlue Airways Corp. (a)                                             90,600        330,690

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       PHI, Inc. (a)                                                          7,200   $     71,856
                                       Republic Airways Holdings, Inc. (a)                                   18,400        119,232
                                       SkyWest, Inc.                                                         30,500        379,420
                                       UAL Corp.                                                             75,300        337,344
                                       US Airways Group, Inc. (a)                                            59,800        151,294
                                                                                                                      ------------
                                                                                                                         2,804,313
                                                                                                                      ------------
ALUMINUM - 0.1%                        Kaiser Aluminum Corp.                                                  8,300        191,896
AUTO PARTS: AFTER MARKET - 0.1%        ATC Technology Corp. (a)                                              11,143        124,802
                                       Dorman Products, Inc. (a)                                              5,300         49,449
                                       Superior Industries International, Inc. (b)                           12,099        143,373
                                                                                                                      ------------
                                                                                                                           317,624
                                                                                                                      ------------
AUTO PARTS: ORIGINAL                   American Axle & Manufacturing Holdings, Inc.                          25,300         33,396
EQUIPMENT - 0.1%                       Amerigon, Inc. (a)                                                    12,100         44,770
                                       ArvinMeritor, Inc.                                                    39,100         30,889
                                       Dana Holding Corp. (a)                                                40,900         18,814
                                       Exide Technologies (a)                                                39,500        118,500
                                       Fuel Systems Solutions, Inc. (a)                                       6,400         86,272
                                       Hayes Lemmerz International, Inc. (a)                                 41,700          7,715
                                       Lear Corp. (a)                                                        34,780         26,085
                                       Quantum Fuel Systems Technologies                                     35,600         28,480
                                       Worldwide, Inc. (a)
                                       Stoneridge, Inc. (a)                                                   8,500         17,935
                                       Tenneco, Inc. (a)                                                     24,800         40,424
                                       Wonder Auto Technology, Inc. (a)                                       7,800         27,924
                                                                                                                      ------------
                                                                                                                           481,204
                                                                                                                      ------------
AUTO, TRUCKS & PARTS - 0.1%            Commercial Vehicle Group, Inc. (a)                                     8,850          4,867
                                       Force Protection, Inc. (a)                                            35,800        171,840
                                       Modine Manufacturing Co.                                              17,994         44,985
                                       Spartan Motors, Inc.                                                  17,200         69,144
                                       Wabash National Corp.                                                 16,445         20,227
                                                                                                                      ------------
                                                                                                                           311,063
                                                                                                                      ------------
BANKS:                                 Signature Bank (a)                                                    18,400        519,432
NEW YORK CITY - 0.2%
                                                                                                                      ------------
BANKS:                                 Banco Latinoamericano de Exportaciones, SA 'E'                        14,300        133,991
NON U.S. BANKS - 0.0%
                                                                                                                      ------------
BANKS:                                 1st Source Corp.                                                       7,884        142,306
OUTSIDE NEW YORK CITY - 6.3%           Amcore Financial, Inc.                                                12,225         19,560
                                       Ameris Bancorp                                                         7,300         34,383
                                       Ames National Corp.                                                    3,100         52,979
                                       Arrow Financial Corp.                                                  4,300        101,867
                                       Bancfirst Corp.                                                        3,890        141,596
                                       BancTrust Financial Group, Inc. (b)                                    9,300         58,869
                                       Bank of the Ozarks, Inc.                                               6,500        150,020
                                       Banner Corp. (b)                                                       8,413         24,482
                                       Boston Private Financial Holdings, Inc.                               28,733        100,853
                                       Bryn Mawr Bank Corp.                                                   3,000         50,550
                                       CVB Financial Corp. (b)                                               34,665        229,829
                                       Camden National Corp.                                                  4,000         91,400
                                       Capital City Bank Group, Inc. (b)                                      6,221         71,293

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Capitol Bancorp Ltd.                                                   8,000   $     33,200
                                       Cardinal Financial Corp.                                              12,800         73,472
                                       Cascade Bancorp (b)                                                   13,125         21,394
                                       Cathay General Bancorp (b)                                            25,844        269,553
                                       Centerstate Banks of Florida, Inc. (b)                                 4,200         46,242
                                       Central Pacific Financial Corp.                                       15,148         84,829
                                       Chemical Financial Corp.                                              12,448        259,043
                                       Citizens & Northern Corp.                                              4,300         79,507
                                       Citizens Banking Corp. (a)                                            66,287        102,745
                                       City Holding Co.                                                       8,493        231,774
                                       CityBank (b)                                                           7,898         26,063
                                       CoBiz Financial, Inc.                                                 10,126         53,161
                                       The Colonial BancGroup, Inc. (b)                                     105,500         94,950
                                       Columbia Banking System, Inc.                                          9,641         61,702
                                       Community Bank System, Inc.                                           17,100        286,425
                                       Community Trust Bancorp, Inc.                                          7,823        209,265
                                       Corus Bankshares, Inc. (a)(b)                                         16,404          4,429
                                       Danvers Bancorp, Inc.                                                  9,400        129,814
                                       East-West Bancorp, Inc.                                               33,300        152,181
                                       Encore Bancshares, Inc. (a)                                            3,400         30,158
                                       Enterprise Financial Services Corp. (b)                                5,800         56,608
                                       F.N.B. Corp. (b)                                                      44,997        345,127
                                       Farmers Capital Bank Corp.                                             2,900         45,443
                                       Financial Institutions, Inc.                                           5,900         44,958
                                       First Bancorp, Inc.                                                    3,800         60,268
                                       First Bancorp, North Carolina                                          7,536         90,206
                                       First BanCorp, Puerto Rico (b)                                        37,300        158,898
                                       First Busey Corp. (b)                                                 13,314        103,317
                                       First Commonwealth Financial Corp.                                    44,540        395,070
                                       First Community Bancshares, Inc.                                       5,094         59,447
                                       First Financial Bancorp                                               19,687        187,617
                                       First Financial Bankshares, Inc.                                      10,853        522,789
                                       First Financial Corp.                                                  5,944        219,334
                                       First Merchants Corp.                                                 11,546        124,581
                                       First Midwest Bancorp, Inc. (b)                                       25,500        219,045
                                       First South Bancorp, Inc.                                              4,400         46,728
                                       FirstMerit Corp.                                                      42,300        769,860
                                       Frontier Financial Corp. (b)                                          25,766         28,343
                                       Glacier Bancorp, Inc. (b)                                             31,764        499,012
                                       Greene County Bancshares, Inc. (b)                                     6,949         61,151
                                       Guaranty Bancorp (a)                                                  28,300         49,525
                                       Hancock Holding Co.                                                   13,454        420,841
                                       Hanmi Financial Corp.                                                 21,304         27,695
                                       Harleysville National Corp.                                           22,436        135,962
                                       Heartland Financial USA, Inc. (b)                                      6,900         93,426
                                       Heritage Commerce Corp.                                                5,700         29,925
                                       Home Bancshares, Inc.                                                  6,960        138,991

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       IBERIABANK Corp.                                                       8,350   $    383,599
                                       Independent Bank Corp./MA                                              8,545        126,039
                                       Integra Bank Corp.                                                    11,974         22,631
                                       International Bancshares Corp. (b)                                    26,710        208,338
                                       Investors Bancorp, Inc. (a)                                           23,100        195,657
                                       Lakeland Bancorp, Inc.                                                10,605         85,158
                                       Lakeland Financial Corp.                                               6,400        122,816
                                       MB Financial, Inc.                                                    18,183        247,289
                                       MainSource Financial Group, Inc.                                      10,619         85,377
                                       Meridian Interstate Bancorp, Inc. (a)                                  4,300         36,206
                                       Midwest Banc Holdings, Inc.                                           10,780         10,888
                                       NASB Financial, Inc.                                                   1,600         39,856
                                       NBT Bancorp, Inc.                                                     16,813        363,833
                                       Nara Bancorp, Inc.                                                    12,500         36,750
                                       National Penn Bancshares, Inc.                                        41,665        345,820
                                       Old National Bancorp                                                  34,695        387,543
                                       Old Second Bancorp, Inc. (b)                                           7,422         47,130
                                       Oriental Financial Group                                              13,018         63,528
                                       Pacific Capital Bancorp                                               24,162        163,577
                                       Pacific Continental Corp.                                              4,900         57,036
                                       PacWest Bancorp                                                       14,611        209,376
                                       Park National Corp. (b)                                                5,815        324,186
                                       Peapack-Gladstone Financial Corp.                                      4,400         79,332
                                       Pennsylvania Commerce Bancorp, Inc. (a)                                2,800         51,520
                                       Peoples Bancorp, Inc.                                                  5,510         71,520
                                       Pinnacle Financial Partners, Inc. (a)                                 12,400        294,004
                                       Premierwest Bancorp                                                   10,765         43,275
                                       PrivateBancorp, Inc. (b)                                              11,296        163,340
                                       Prosperity Bancshares, Inc.                                           20,500        560,675
                                       Provident Bankshares Corp.                                            15,724        110,854
                                       Provident Financial Services, Inc.                                    31,258        337,899
                                       Renasant Corp.                                                        10,998        138,135
                                       Republic Bancorp, Inc. Class A                                         4,854         90,624
                                       Rockville Financial, Inc.                                              4,800         43,680
                                       Roma Financial Corp.                                                   4,200         54,390
                                       S&T Bancorp, Inc. (b)                                                 12,463        264,340
                                       SCBT Financial Corp.                                                   5,863        122,537
                                       SVB Financial Group (a)                                               15,700        314,157
                                       SY Bancorp, Inc.                                                       7,030        170,829
                                       Sandy Spring Bancorp, Inc.                                             8,614         96,132
                                       Santander BanCorp                                                      1,903         14,996
                                       Seacoast Banking Corp. of Florida (b)                                  8,158         24,719
                                       Shore Bancshares, Inc.                                                 4,000         67,000
                                       Sierra Bancorp                                                         4,100         39,893
                                       Simmons First National Corp. Class A                                   7,300        183,887
                                       Smithtown Bancorp, Inc.                                                4,200         47,376
                                       The South Financial Group, Inc.                                       45,700         50,270

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Southside Bancshares, Inc.                                             6,349   $    119,996
                                       Southwest Bancorp, Inc.                                                7,700         72,226
                                       State Bancorp, Inc.                                                    7,700         59,290
                                       StellarOne Corp.                                                      11,900        141,729
                                       Sterling Bancorp                                                       9,516         94,208
                                       Sterling Bancshares, Inc.                                             38,314        250,574
                                       Sterling Financial Corp.                                              27,743         57,428
                                       Suffolk Bancorp                                                        5,000        129,950
                                       Sun Bancorp, Inc. (a)                                                  7,728         40,108
                                       Susquehanna Bancshares, Inc. (b)                                      45,056        420,372
                                       Texas Capital Bancshares, Inc. (a)                                    14,461        162,831
                                       Tompkins Trustco, Inc.                                                 3,040        130,720
                                       Towne Bank                                                            10,900        177,997
                                       Trico Bancshares                                                       7,278        121,834
                                       TrustCo Bank Corp. NY                                                 39,661        238,759
                                       Trustmark Corp. (b)                                                   25,927        476,538
                                       UCBH Holdings, Inc. (b)                                               61,800         93,318
                                       UMB Financial Corp.                                                   16,252        690,547
                                       Umpqua Holdings Corp. (b)                                             31,480        285,209
                                       Union Bankshares Corp.                                                 6,300         87,255
                                       United Bankshares, Inc. (b)                                           19,800        341,352
                                       United Community Banks, Inc. (b)                                      21,702         90,282
                                       United Security Bancshares                                             3,056         22,492
                                       Univest Corp. of Pennsylvania                                          6,050        105,875
                                       Washington Trust Bancorp, Inc.                                         7,100        115,375
                                       WesBanco, Inc.                                                        13,963        318,775
                                       West Bancorp., Inc.                                                    9,200         68,540
                                       West Coast Bancorp                                                     9,500         21,090
                                       Westamerica Bancorp. (b)                                              15,183        691,737
                                       Western Alliance Bancorp (a)                                          11,500         52,440
                                       Wilshire Bancorp, Inc.                                                10,400         53,664
                                       Wintrust Financial Corp.                                              12,400        152,520
                                       Yardkin Valley Financial Corp.                                         6,200         46,190
                                                                                                                      ------------
                                                                                                                        21,383,299
                                                                                                                      ------------
BEVERAGE: BREWERS                      Boston Beer Co., Inc. Class A (a)                                      4,500         93,870
(WINERIES) - 0.0%
                                                                                                                      ------------
BEVERAGE: SOFT DRINKS - 0.2%           Coca-Cola Bottling Co. Consolidated                                    2,187        113,833
                                       Farmer Bros. Co.                                                       2,910         51,798
                                       Green Mountain Coffee Roasters, Inc. (a)(b)                            9,000        432,000
                                       National Beverage Corp. (a)                                            4,308         39,504
                                       Peet's Coffee & Tea, Inc. (a)                                          6,900        149,178
                                                                                                                      ------------
                                                                                                                           786,313
                                                                                                                      ------------
BIOTECHNOLOGY RESEARCH &               AMAG Pharmaceuticals, Inc. (a)(c)                                      8,860        325,782
PRODUCTION - 5.3%                      Acadia Pharmaceuticals, Inc. (a)                                      17,800         16,910
                                       Accelrys, Inc. (a)                                                    14,400         57,312
                                       Acorda Therapeutics, Inc. (a)(c)                                      19,400        384,314
                                       Affymax, Inc. (a)                                                      6,800        109,548

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Albany Molecular Research, Inc. (a)                                   12,287   $    115,866
                                       Alexion Pharmaceuticals, Inc. (a)                                     42,760      1,610,342
                                       Allos Therapeutics, Inc. (a)                                          27,800        171,804
                                       Alnylam Pharmaceuticals, Inc. (a)(b)                                  18,600        354,144
                                       Amicus Therapeutics, Inc. (a)                                          2,300         20,999
                                       Arena Pharmaceuticals, Inc. (a)(b)                                    38,800        116,788
                                       Ariad Pharmaceuticals, Inc. (a)                                       45,519         54,168
                                       Arqule, Inc. (a)                                                      21,400         88,596
                                       Array Biopharma, Inc. (a)                                             25,200         66,528
                                       Biodel, Inc. (a)                                                       6,100         31,781
                                       BioMimetic Therapeutics, Inc. (a)                                      7,100         50,410
                                       CV Therapeutics, Inc. (a)                                             33,100        658,028
                                       Celera Corp. (a)                                                      41,900        319,697
                                       Cell Genesys, Inc. (a)                                                35,324         10,240
                                       Celldex Therapeutics, Inc. (a)(b)                                      8,000         52,080
                                       Cepheid, Inc. (a)                                                     29,800        205,620
                                       Clinical Data, Inc. (a)                                                6,000         64,800
                                       Cougar Biotechnology, Inc. (a)                                         7,600        244,720
                                       Cubist Pharmaceuticals, Inc. (a)                                      29,467        482,080
                                       Cypress Bioscience, Inc. (a)                                          19,700        140,067
                                       Cytokinetics, Inc. (a)                                                20,000         34,000
                                       Cytori Therapeutics, Inc. (a)                                         13,400         23,048
                                       Dendreon Corp. (a)(b)                                                 51,500        216,300
                                       Discovery Laboratories, Inc. (a)                                      54,000         65,880
                                       Dyax Corp. (a)                                                        29,400         73,794
                                       Emergent Biosolutions, Inc. (a)                                        7,100         95,921
                                       Enzo Biochem, Inc. (a)                                                16,995         68,320
                                       Enzon Pharmaceuticals, Inc. (a)(b)                                    23,500        142,645
                                       Exelixis, Inc. (a)(b)                                                 55,018        253,083
                                       Facet Biotech Corp. (a)                                               12,480        118,560
                                       GTx, Inc. (a)(b)                                                       9,800        103,684
                                       Genomic Health, Inc. (a)                                               7,300        177,974
                                       Geron Corp. (a)(b)                                                    45,129        201,727
                                       Halozyme Therapeutics, Inc. (a)                                       31,900        174,174
                                       Human Genome Sciences, Inc. (a)                                       63,500         52,705
                                       Idenix Pharmaceuticals, Inc. (a)                                      13,200         40,656
                                       Idera Pharmaceuticals, Inc. (a)                                       10,900         70,523
                                       ImmunoGen, Inc. (a)                                                   26,600        188,860
                                       Immunomedics, Inc. (a)                                                31,000         29,760
                                       Incyte Corp. (a)                                                      40,024         93,656
                                       InterMune, Inc. (a)                                                   18,314        301,082
                                       Kensey Nash Corp. (a)                                                  3,900         82,953
                                       Lexicon Genetics, Inc. (a)                                            37,900         41,311
                                       Life Sciences Research, Inc. (a)                                       4,900         35,133
                                       Ligand Pharmaceuticals, Inc. Class B (a)                              53,500        159,430
                                       MannKind Corp. (a)(b)                                                 27,050         94,134
                                       Marshall Edwards, Inc. (a)                                             6,400          2,560

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Martek Biosciences Corp.                                              17,200   $    313,900
                                       Maxygen, Inc. (a)                                                     13,201         89,767
                                       Medarex, Inc. (a)                                                     66,800        342,684
                                       Medivation, Inc. (a)(b)                                               13,200        241,164
                                       Metabolix, Inc. (a)                                                   10,100         68,882
                                       Molecular Insight Pharmaceuticals, Inc. (a)(b)                         9,900         35,244
                                       Momenta Pharmaceuticals, Inc. (a)                                     13,900        153,039
                                       Myriad Genetics, Inc. (a)                                             46,700      2,123,449
                                       NPS Pharmaceuticals, Inc. (a)                                         24,800        104,160
                                       Nabi Biopharmaceuticals (a)                                           27,054        100,100
                                       Nanosphere, Inc. (a)                                                   6,100         30,317
                                       Nektar Therapeutics (a)                                               48,400        260,876
                                       Neurocrine Biosciences, Inc. (a)                                      20,300         72,065
                                       Novavax, Inc. (a)                                                     27,500         28,050
                                       OSI Pharmaceuticals, Inc. (a)                                         29,900      1,143,974
                                       Onyx Pharmaceuticals, Inc. (a)                                        29,120        831,376
                                       Opko Health, Inc. (a)                                                 22,900         22,442
                                       Orexigen Therapeutics, Inc. (a)                                       11,100         28,971
                                       Osiris Therapeutics, Inc. (a)(b)                                       7,800        107,640
                                       PDL BioPharma, Inc.                                                   62,400        441,792
                                       Pharmasset, Inc. (a)                                                  10,700        104,967
                                       Progenics Pharmaceuticals, Inc. (a)                                   14,000         92,260
                                       Protalix BioTherapeutics, Inc. (a)                                     5,260         10,520
                                       RTI Biologics, Inc. (a)                                               28,300         80,655
                                       Regeneron Pharmaceuticals, Inc. (a)                                   32,419        449,327
                                       Repligen Corp. (a)                                                    16,500         79,035
                                       Rexahn Pharmaceuticals, Inc. (a)                                      12,400          8,680
                                       Rigel Pharmaceuticals, Inc. (a)                                       19,170        117,704
                                       Sangamo Biosciences, Inc. (a)                                         19,300         81,639
                                       Savient Pharmaceuticals, Inc. (a)                                     28,428        140,719
                                       Seattle Genetics, Inc. (a)                                            34,200        337,212
                                       Sequenom, Inc. (a)(b)                                                 31,800        452,196
                                       Sucampo Pharmaceuticals, Inc. Class A (a)                              4,400         26,972
                                       Synta Pharmaceuticals Corp. (a)(b)                                     9,900         21,186
                                       Targacept, Inc. (a)                                                    8,600         23,048
                                       Theravance, Inc. (a)                                                  27,100        460,700
                                       ViroPharma, Inc. (a)(b)                                               41,200        216,300
                                       XOMA Ltd. (a)                                                         54,500         28,885
                                       ZymoGenetics, Inc. (a)                                                19,700         78,603
                                                                                                                      ------------
                                                                                                                        18,044,997
                                                                                                                      ------------
BUILDING MATERIALS - 0.7%              Acuity Brands, Inc. (c)                                               21,260        479,200
                                       Ameron International Corp.                                             4,800        252,768
                                       Gibraltar Industries, Inc.                                            14,334         67,656
                                       Headwaters, Inc. (a)                                                  22,746         71,422
                                       LSI Industries, Inc.                                                  10,112         52,279
                                       Louisiana-Pacific Corp.                                               54,200        120,866
                                       NCI Building Systems, Inc. (a)                                        11,068         24,571

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Orion Energy Systems, Inc. (a)                                         3,600   $     15,876
                                       Quanex Building Products Corp.                                        19,510        148,276
                                       Simpson Manufacturing Co., Inc. (b)                                   19,532        351,967
                                       Texas Industries, Inc. (b)                                            12,205        305,125
                                       TrexCo., Inc. (a)                                                      8,109         61,872
                                       Watsco, Inc. (b)                                                      12,265        417,378
                                                                                                                      ------------
                                                                                                                         2,369,256
                                                                                                                      ------------
BUILDING: AIR CONDITIONING - 0.1%      Comfort Systems USA, Inc.                                             21,000        217,770
                                                                                                                      ------------
BUILDING: CEMENT - 0.0%                U.S. Concrete, Inc. (a)                                               20,100         40,200
                                                                                                                      ------------
BUILDING: HEATING &                    Aaon, Inc.                                                             7,050        127,746
PLUMBING - 0.1%                        Interline Brands, Inc. (a)                                            17,000        143,310
                                                                                                                      ------------
                                                                                                                           271,056
                                                                                                                      ------------
BUILDING: MISCELLANEOUS - 0.1%         Builders FirstSource, Inc. (a)(b)                                      8,600         17,372
                                       Griffon Corp. (a)                                                     28,055        210,413
                                                                                                                      ------------
                                                                                                                           227,785
                                                                                                                      ------------
BUILDING: ROOFING &                    Beacon Roofing Supply, Inc. (a)(b)                                    23,150        309,978
WALLBOARD - 0.1%                       China Architectural Engineering, Inc. (a)                              7,700          7,546
                                                                                                                      ------------
                                                                                                                           317,524
                                                                                                                      ------------
CABLE TELEVISION SERVICES - 0.0%       Charter Communications, Inc. Class A (a)                             168,400          3,503
                                       Knology, Inc. (a)                                                     15,100         62,212
                                       Mediacom Communications Corp. Class A (a)                             20,700         83,421
                                                                                                                      ------------
                                                                                                                           149,136
                                                                                                                      ------------
CASINOS & GAMBLING - 0.5%              Ameristar Casinos, Inc.                                               13,300        167,314
                                       Bally Technologies, Inc. (a)                                          28,600        526,812
                                       Dover Downs Gaming & Entertainment, Inc.                               8,005         24,575
                                       Elixir Gaming Technologies, Inc. (a)(b)                               38,000          4,180
                                       Isle of Capri Casinos, Inc. (a)                                        8,575         45,362
                                       Monarch Casino & Resort, Inc. (a)                                      6,400         33,024
                                       Pinnacle Entertainment, Inc. (a)                                      31,394        221,014
                                       Riviera Holdings Corp. (a)                                             4,900          4,998
                                       Shuffle Master, Inc. (a)                                              27,900         80,073
                                       WMS Industries, Inc. (a)                                              22,918        479,215
                                                                                                                      ------------
                                                                                                                         1,586,567
                                                                                                                      ------------
CHEMICALS - 1.3%                       Aceto Corp.                                                           12,900         76,884
                                       American Vanguard Corp.                                                9,933        128,136
                                       Arch Chemicals, Inc.                                                  13,056        247,542
                                       Balchem Corp.                                                          9,500        238,735
                                       Calgon Carbon Corp. (a)                                               28,301        401,025
                                       ICO Inc. (a)                                                          14,700         30,282
                                       Innophos Holdings, Inc.                                                5,600         63,168
                                       Innospec, Inc.                                                        12,400         46,748
                                       LSB Industries, Inc. (a)                                               9,200         90,988
                                       Landec Corp. (a)                                                      12,300         68,511
                                       NewMarket Corp.                                                        7,100        314,530
                                       OM Group, Inc. (a)                                                    16,000        309,120
                                       Olin Corp.                                                            39,114        558,157
                                       Penford Corp.                                                          6,400         23,232

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       PolyOne Corp. (a)                                                     48,967   $    113,114
                                       Polypore International, Inc. (a)                                       8,500         34,170
                                       Quaker Chemical Corp.                                                  5,900         46,846
                                       Rockwood Holdings, Inc. (a)                                           21,900        173,886
                                       Schulman A, Inc.                                                      14,206        192,491
                                       Sensient Technologies Corp.                                           25,157        591,190
                                       ShengdaTech, Inc. (a)                                                 15,900         49,290
                                       Solutia, Inc. (a)                                                     49,600         92,752
                                       Stepan Co.                                                             3,355         91,592
                                       W.R. Grace & Co. (a)                                                  37,800        238,896
                                       Westlake Chemical Corp. (b)                                           10,100        147,763
                                       Zep, Inc.                                                             10,980        112,325
                                                                                                                      ------------
                                                                                                                         4,481,373
                                                                                                                      ------------
COAL - 0.1%                            International Coal Group, Inc. (a)(b)                                 66,800        107,548
                                       James River Coal Co. (a)                                              14,400        177,696
                                       National Coal Corp. (a)                                               16,300         22,168
                                       Westmoreland Coal Co. (a)                                              5,200         37,284
                                                                                                                      ------------
                                                                                                                           344,696
                                                                                                                      ------------
COMMERCIAL INFORMATION                 HSW International, Inc. (a)                                           11,600          1,914
SERVICES - 0.0%                        LECG Corp. (a)                                                        14,300         36,322
                                       LoopNet, Inc. (a)                                                     15,400         93,632
                                                                                                                      ------------
                                                                                                                           131,868
                                                                                                                      ------------
COMMUNICATIONS & MEDIA - 0.0%          Belo Corp. Class A                                                    42,100         25,681
                                       Entravision Communications Corp. Class A (a)                          24,500          6,370
                                       Playboy Enterprises, Inc. Class B (a)                                 12,507         24,639
                                                                                                                      ------------
                                                                                                                            56,690
                                                                                                                      ------------
COMMUNICATIONS TECHNOLOGY - 2.8%       3Com Corp. (a)                                                       210,900        651,681
                                       Acme Packet, Inc. (a)                                                 13,200         80,124
                                       Adtran, Inc.                                                          29,400        476,574
                                       Airvana, Inc. (a)                                                     10,800         63,180
                                       Anaren, Inc. (a)                                                       7,722         84,479
                                       Anixter International, Inc. (a)                                       15,672        496,489
                                       Aruba Networks, Inc. (a)                                              27,500         86,350
                                       Avanex Corp. (a)                                                       8,620         15,085
                                       Avocent Corp. (a)                                                     23,450        284,683
                                       Bel Fuse, Inc.                                                         6,259         84,121
                                       BigBand Networks, Inc. (a)                                            17,300        113,315
                                       Black Box Corp.                                                        9,188        216,929
                                       Comtech Telecommunications Corp. (a)                                  14,725        364,738
                                       Digi International, Inc. (a)                                          13,500        103,545
                                       EMS Technologies, Inc. (a)                                             8,200        143,172
                                       Echelon Corp. (a)                                                     15,613        126,309
                                       Emulex Corp. (a)                                                      44,200        222,326
                                       Extreme Networks, Inc. (a)                                            46,800         71,136
                                       Finisar Corp. (a)                                                    163,819         72,080
                                       GeoEye, Inc. (a)                                                       9,400        185,650
                                       Globecomm Systems Inc. (a)                                            10,800         62,532

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Harmonic, Inc. (a)                                                    49,296   $    320,424
                                       Harris Stratex Networks, Inc. Class A (a)                             13,450         51,783
                                       Hughes Communications, Inc. (a)                                        3,800         45,714
                                       Infinera Corp. (a)(b)                                                 48,600        359,640
                                       InterDigital, Inc. (a)(b)                                             23,700        611,934
                                       Ixia (a)                                                              22,429        115,958
                                       Loral Space & Communications Ltd. (a)                                  6,100        130,296
                                       MRV Communications, Inc. (a)                                          60,666         18,806
                                       NETGEAR, Inc. (a)                                                     18,500        222,925
                                       Nextwave Wireless, Inc. (a)                                           19,900          3,184
                                       Novatel Wireless, Inc. (a)                                            16,700         93,854
                                       Oplink Communications, Inc. (a)                                       10,902         83,945
                                       Plantronics, Inc.                                                     25,599        308,980
                                       Polycom, Inc. (a)                                                     45,800        704,862
                                       Power-One, Inc. (a)                                                   35,400         31,152
                                       Riverbed Technology, Inc. (a)                                         29,400        384,552
                                       SeaChange International, Inc. (a)                                     16,200         92,664
                                       Shoretel, Inc. (a)                                                    20,300         87,493
                                       Sonus Networks, Inc. (a)                                             106,900        167,833
                                       Starent Networks Corp. (a)(b)                                         15,600        246,636
                                       Switch and Data Facilities Co., Inc. (a)                              10,800         94,716
                                       Sycamore Networks, Inc. (a)                                          100,200        267,534
                                       Syniverse Holdings, Inc. (a)                                          26,900        423,944
                                       Tekelec (a)                                                           34,100        451,143
                                       Viasat, Inc. (a)                                                      13,301        276,927
                                                                                                                      ------------
                                                                                                                         9,601,397
                                                                                                                      ------------
COMPUTER SERVICES SOFTWARE &           3PAR, Inc. (a)                                                        14,300         93,951
SYSTEMS - 6.5%                         ACI Worldwide, Inc. (a)(b)                                            17,985        337,219
                                       Actuate Corp. (a)                                                     27,000         82,620
                                       Acxiom Corp.                                                          32,000        236,800
                                       American Reprographics Co. (a)                                        19,300         68,322
                                       American Software Class A                                             12,100         63,767
                                       ArcSight, Inc. (a)                                                     3,700         47,249
                                       Ariba, Inc. (a)                                                       44,780        390,929
                                       Art Technology Group, Inc. (a)                                        67,500        172,125
                                       AsiaInfo Holdings, Inc. (a)                                           18,100        304,985
                                       Avid Technology, Inc. (a)                                             15,800        144,412
                                       Blackbaud, Inc.                                                       23,426        271,976
                                       Blackboard, Inc. (a)                                                  16,200        514,188
                                       Blue Coat Systems, Inc. (a)                                           17,400        208,974
                                       Bottomline Technologies, Inc. (a)                                     11,500         75,670
                                       CACI International, Inc. Class A (a)                                  15,800        576,542
                                       CSG Systems International, Inc. (a)                                   18,300        261,324
                                       Callidus Software, Inc. (a)                                           16,200         46,980
                                       China Information Security Technology, Inc. (a)                        9,500         30,020
                                       Chordiant Software, Inc. (a)                                          16,340         49,510
                                       Ciber, Inc. (a)                                                       32,002         87,365

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       CommVault Systems, Inc. (a)                                           22,400   $    245,728
                                       Compellent Technologies, Inc. (a)                                      7,400         80,290
                                       ComScore, Inc. (a)                                                     9,400        113,646
                                       Concur Technologies, Inc. (a)                                         22,600        433,694
                                       DealerTrack Holdings, Inc. (a)                                        20,900        273,790
                                       Delrek, Inc. (a)                                                       6,700         29,011
                                       DemandTec, Inc. (a)                                                    9,700         84,875
                                       Digimarc Corp. (a)                                                     3,157         30,686
                                       Digital River, Inc. (a)                                               19,400        578,508
                                       DivX, Inc. (a)                                                        14,300         71,929
                                       Double-Take Software, Inc. (a)                                         9,200         62,192
                                       EPIQ Systems, Inc. (a)                                                18,517        333,862
                                       Ebix, Inc. (a)                                                         3,400         84,490
                                       Entrust, Inc. (a)                                                     29,000         43,790
                                       Epicor Software Corp. (a)                                             31,100        118,491
                                       FalconStor Software, Inc. (a)                                         20,509         49,017
                                       GSI Commerce, Inc. (a)                                                12,300        161,130
                                       Gartner, Inc. Class A (a)                                             30,979        341,079
                                       Guidance Software, Inc. (a)                                            4,500         18,360
                                       The Hackett Group, Inc. (a)                                           19,400         39,188
                                       Hypercom Corp. (a)                                                    25,300         24,288
                                       i2 Technologies, Inc. (a)                                              8,300         65,570
                                       iGate Corp.                                                           11,600         37,584
                                       infoGROUP, Inc.                                                       17,361         72,222
                                       Informatica Corp. (a)                                                 46,300        613,938
                                       InfoSpace, Inc.                                                       18,100         94,120
                                       Integral Systems, Inc. (a)                                             8,982         77,245
                                       Interactive Intelligence, Inc. (a)                                     7,000         63,420
                                       Internap Network Services Corp. (a)                                   26,690         71,796
                                       Internet Brands, Inc. Class A (a)                                     11,700         68,679
                                       Internet Capital Group, Inc. (a)                                      20,400         82,212
                                       JDA Software Group, Inc. (a)                                          13,508        156,017
                                       Kenexa Corp. (a)                                                      11,900         64,141
                                       Keynote Systems, Inc. (a)                                              7,400         58,682
                                       Lawson Software, Inc. (a)                                             61,800        262,650
                                       Limelight Networks, Inc. (a)                                          15,200         50,920
                                       MSC.Software Corp. (a)                                                23,600        133,104
                                       Macrovision Solutions Corp. (a)                                       43,108        766,891
                                       Magma Design Automation, Inc. (a)                                     21,100         15,825
                                       Manhattan Associates, Inc. (a)                                        12,939        224,103
                                       Mantech International Corp. Class A (a)                               10,700        448,330
                                       Mentor Graphics Corp. (a)                                             47,600        211,344
                                       Mercury Computer Systems, Inc. (a)                                    10,656         58,928
                                       Micros Systems, Inc. (a)                                              42,596        798,675
                                       MicroStrategy, Inc. Class A (a)                                        4,700        160,693
                                       Moduslink Global Solutions, Inc. (a)                                  24,280         62,885
                                       Monotype Imaging Holdings, Inc. (a)                                    8,000         29,920

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       NCI, Inc. Class A (a)                                                  3,400   $     88,400
                                       NIC, Inc.                                                             18,800         97,760
                                       Ness Technologies, Inc. (a)                                           20,900         61,655
                                       NetScout Systems, Inc. (a)                                            15,500        110,980
                                       NetSuite, Inc. (a)                                                     3,800         42,788
                                       Omniture, Inc. (a)                                                    34,502        455,081
                                       OpenTV Corp. (a)                                                      46,200         69,762
                                       Opnet Technologies, Inc. (a)                                           6,100         52,887
                                       PROS Holdings, Inc. (a)                                                6,800         31,620
                                       Parametric Technology Corp. (a)                                       60,260        601,395
                                       Pegasystems, Inc.                                                      7,600        141,132
                                       Perficient, Inc. (a)                                                  16,800         90,720
                                       Perot Systems Corp. Class A (a)                                       45,300        583,464
                                       Phoenix Technologies Ltd. (a)                                         16,000         25,920
                                       Progress Software Corp. (a)                                           21,708        376,851
                                       QAD, Inc.                                                              6,000         15,180
                                       Quest Software, Inc. (a)                                              34,500        437,460
                                       Rackspace Hosting, Inc. (a)                                            9,100         68,159
                                       Radiant Systems, Inc. (a)                                             14,800         65,268
                                       RealNetworks, Inc. (a)                                                45,000        104,850
                                       RightNow Technologies, Inc. (a)                                       13,900        105,223
                                       SAVVIS, Inc. (a)(b)                                                   19,680        121,819
                                       SPSS, Inc. (a)                                                         9,389        266,929
                                       SRA International, Inc. Class A (a)                                   22,300        327,810
                                       SYNNEX Corp. (a)                                                       9,100        178,997
                                       Sapient Corp. (a)                                                     45,992        205,584
                                       Smith Micro Software, Inc. (a)                                        16,000         83,680
                                       Solera Holdings, Inc. (a)                                             28,900        716,142
                                       Sonic Solutions, Inc. (a)                                             12,000         14,400
                                       SonicWALL, Inc. (a)                                                   28,041        125,063
                                       Sourcefire, Inc. (a)                                                  10,500         76,440
                                       Stanley, Inc. (a)                                                      4,600        116,794
                                       SuccessFactors, Inc. (a)                                              12,800         97,664
                                       SupportSoft, Inc. (a)                                                 24,500         47,040
                                       Sybase, Inc. (a)                                                      41,500      1,257,035
                                       Synchronoss Technologies, Inc. (a)                                    10,800        132,408
                                       Syntel, Inc.                                                           6,783        139,594
                                       TIBCO Software, Inc. (a)                                              91,600        537,692
                                       TNS, Inc. (a)                                                         12,900        105,522
                                       Taleo Corp. Class A (a)                                               13,600        160,752
                                       TechTarget, Inc. (a)                                                   7,500         18,000
                                       TeleCommunication Systems, Inc. Class A (a)                           18,300        167,811
                                       Terremark Worldwide, Inc. (a)                                         24,830         66,793
                                       Tyler Technologies, Inc. (a)                                          19,700        288,211
                                       Ultimate Software Group, Inc. (a)                                     12,900        222,654
                                       Unica Corp. (a)                                                        6,600         31,878
                                       VASCO Data Security International, Inc. (a)                           14,200         81,934

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       VeriFone Holdings, Inc. (a)                                           35,800   $    243,440
                                       Vignette Corp. (a)                                                    12,980         86,706
                                       Virtusa Corp. (a)                                                      4,200         26,040
                                       Web.Com Group, Inc. (a)                                               15,000         49,800
                                       Websense, Inc. (a)                                                    23,602        283,224
                                       Wind River Systems, Inc. (a)                                          35,600        227,840
                                                                                                                      ------------
                                                                                                                        22,165,117
                                                                                                                      ------------
COMPUTER TECHNOLOGY - 0.8%             Adaptec, Inc. (a)                                                     63,400        152,160
                                       Cray, Inc. (a)                                                        17,700         61,950
                                       Data Domain, Inc. (a)(b)                                              18,200        228,774
                                       Hutchinson Technology, Inc. (a)                                       12,917         33,584
                                       Imation Corp.                                                         15,700        120,105
                                       Immersion Corp. (a)                                                   15,100         44,243
                                       Intermec, Inc. (a)                                                    32,209        334,974
                                       Isilon Systems, Inc. (a)                                              13,100         28,820
                                       Netezza Corp. (a)                                                     20,700        140,760
                                       PC-Tel, Inc.                                                          10,300         44,290
                                       Palm, Inc. (a)(b)                                                     56,088        483,479
                                       Quantum Corp. (a)                                                     84,800         56,816
                                       Rackable Systems, Inc. (a)                                            15,800         64,148
                                       Radisys Corp. (a)                                                     11,842         71,763
                                       Rimage Corp. (a)                                                       5,100         68,085
                                       STEC, Inc. (a)                                                        16,100        118,657
                                       Safeguard Scientifics, Inc. (a)                                       45,100         24,805
                                       Stratasys, Inc. (a)                                                   10,900         90,143
                                       Super Micro Computer, Inc. (a)                                        11,100         54,612
                                       Synaptics, Inc. (a)(b)                                                17,800        476,328
                                                                                                                      ------------
                                                                                                                         2,698,496
                                                                                                                      ------------
CONSTRUCTION - 0.6%                    EMCOR Group, Inc. (a)                                                 35,472        609,054
                                       Granite Construction, Inc.                                            17,371        651,065
                                       Great Lakes Dredge & Dock Corp.                                       18,700         56,287
                                       Insituform Technologies, Inc. Class A (a)                             19,338        302,446
                                       Orion Marine Group, Inc. (a)                                          11,300        148,030
                                       Perini Corp. (a)                                                      26,300        323,490
                                       Sterling Construction Co., Inc. (a)                                    6,100        108,824
                                                                                                                      ------------
                                                                                                                         2,199,196
                                                                                                                      ------------
CONSUMER ELECTRONICS - 0.3%            Audiovox Corp. Class A (a)                                             9,285         31,847
                                       EarthLink, Inc. (a)                                                   57,400        377,118
                                       TiVo, Inc. (a)                                                        53,294        375,190
                                       United Online, Inc.                                                   40,428        180,309
                                       Universal Electronics, Inc. (a)                                        7,386        133,687
                                                                                                                      ------------
                                                                                                                         1,098,151
                                                                                                                      ------------
CONSUMER PRODUCTS - 0.0%               Mannatech, Inc. (b)                                                    7,600         25,308
                                       USANA Health Sciences, Inc. (a)                                        3,500         78,260
                                                                                                                      ------------
                                                                                                                           103,568
                                                                                                                      ------------
CONTAINERS & PACKAGING: METALS         Bway Holding Co. (a)                                                   3,600         28,404
A GLASS - 0.4%                         Rock-Tenn Co. Class A                                                 19,980        540,459

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Silgan Holdings, Inc.                                                 13,200   $    693,528
                                                                                                                      ------------
                                                                                                                         1,262,391
                                                                                                                      ------------
CONTAINERS & PACKAGING: PAPER &        AEP Industries, Inc. (a)                                               2,600         39,702
PLASTIC - 0.1%                         Graphic Packaging Holding Co. (a)                                     59,600         51,852
                                       Myers Industries, Inc.                                                14,852         91,191
                                                                                                                      ------------
                                                                                                                           182,745
                                                                                                                      ------------
COSMETICS - 0.0%                       Elizabeth Arden, Inc. (a)                                             12,893         75,166
                                       Inter Parfums, Inc.                                                    7,450         43,434
                                                                                                                      ------------
                                                                                                                           118,600
                                                                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%  Advanta Corp. Class B                                                 16,450         10,857
                                       Broadpoint Securities Group, Inc. (a)                                 12,100         39,930
                                       China Direct, Inc. (a)                                                 2,600          3,276
                                       Duff & Phelps Corp. (a)                                                5,600         88,200
                                       Evercore Partners, Inc. Class A                                        5,200         80,340
                                       FBR Capital Markets Corp. (a)                                         13,500         44,415
                                       FCStone Group, Inc. (a)                                               12,700         28,956
                                       Greenhill & Co., Inc. (b)                                              9,500        701,575
                                       Piper Jaffray Cos. (a)                                                10,300        265,637
                                       Sanders Morris Harris Group, Inc.                                      9,200         35,880
                                       Stifel Financial Corp. (a)                                            14,149        612,793
                                       Thomas Weisel Partners Group, Inc. (a)                                10,600         37,948
                                                                                                                      ------------
                                                                                                                         1,949,807
                                                                                                                      ------------
DIVERSIFIED MATERIALS &                Belden, Inc.                                                          24,361        304,756
PROCESSING - 0.8%                      Brady Corp.                                                           26,294        463,563
                                       Cabot Microelectronics Corp. (a)                                      12,300        295,569
                                       Clarcor, Inc.                                                         26,410        665,268
                                       Coleman Cable, Inc. (a)                                                3,800          8,094
                                       Encore Wire Corp.                                                      9,550        204,657
                                       Fushi Copperweld, Inc. (a)                                             7,600         36,480
                                       Hexcel Corp. (a)                                                      50,262        330,221
                                       Insteel Industries, Inc.                                               9,300         64,728
                                       Koppers Holdings, Inc.                                                10,900        158,268
                                       NL Industries, Inc.                                                    2,834         28,340
                                       Tredegar Corp.                                                        12,645        206,493
                                                                                                                      ------------
                                                                                                                         2,766,437
                                                                                                                      ------------
DIVERSIFIED PRODUCTION - 0.1%          Barnes Group, Inc.                                                    25,014        267,400
                                       Lydall, Inc. (a)                                                       9,400         27,918
                                       Trimas Corp. (a)                                                       7,900         13,825
                                                                                                                      ------------
                                                                                                                           309,143
                                                                                                                      ------------
DRUG & GROCERY STORE CHAINS - 0.8%     Arden Group, Inc. Class A                                                432         50,475
                                       Casey's General Stores, Inc.                                          26,507        706,677
                                       The Great Atlantic & Pacific Tea Co., Inc. (a)                        18,527         98,378
                                       Ingles Markets, Inc. Class A                                           6,564         98,001
                                       Nash Finch Co.                                                         6,677        187,557
                                       The Pantry, Inc. (a)                                                  11,600        204,276
                                       Ruddick Corp.                                                         22,069        495,449
                                       Spartan Stores, Inc.                                                  11,500        177,215

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Susser Holdings Corp. (a)                                              4,100   $     55,104
                                       Village Super Market, Inc. Class A                                     3,400        105,978
                                       Weis Markets, Inc.                                                     5,800        180,032
                                       Winn-Dixie Stores, Inc. (a)                                           28,300        270,548
                                                                                                                      ------------
                                                                                                                         2,629,690
                                                                                                                      ------------
DRUGS & PHARMACEUTICALS - 2.0%         Acura Pharmaceuticals, Inc. (a)                                        3,400         21,828
                                       Adolor Corp. (a)                                                      24,800         50,592
                                       Akorn, Inc. (a)                                                       26,900         23,134
                                       Alexza Pharmaceuticals, Inc. (a)                                      13,500         29,835
                                       Alkermes, Inc. (a)                                                    50,000        606,500
                                       American Oriental Bioengineering, Inc. (a)                            32,400        125,064
                                       Ardea Biosciences, Inc. (a)                                            6,800         69,972
                                       Auxilium Pharmaceuticals, Inc. (a)(b)                                 21,500        595,980
                                       BMP Sunstone Corp. (a)                                                12,300         39,729
                                       BioForm Medical, Inc. (a)                                             12,000         14,640
                                       Cadence Pharmaceuticals, Inc. (a)                                     12,700        119,126
                                       Cambrex Corp. (a)                                                     15,985         36,446
                                       Caraco Pharmaceutical Laboratories Ltd. (a)                            6,300         22,176
                                       China Sky One Medical, Inc. (a)                                        4,200         48,300
                                       Columbia Laboratories, Inc. (a)                                       22,300         32,112
                                       Depomed, Inc. (a)                                                     27,200         64,192
                                       Durect Corp. (a)                                                      43,000         95,890
                                       Inspire Pharmaceuticals, Inc. (a)                                     22,200         90,132
                                       Isis Pharmaceuticals, Inc. (a)(b)                                     47,189        708,307
                                       Javelin Pharmaceuticals, Inc. (a)                                     27,000         38,880
                                       Jazz Pharmaceuticals, Inc. (a)                                         3,100          2,759
                                       K-V Pharmaceutical Co. Class A (a)                                    18,500         30,525
                                       MAP Pharmaceuticals, Inc. (a)                                          3,700          7,770
                                       Medicines Co. (a)                                                     27,227        295,141
                                       Medicis Pharmaceutical Corp. Class A                                  29,500        364,915
                                       MiddleBrook Pharmaceuticals, Inc. (a)(b)                              17,100         23,256
                                       Noven Pharmaceuticals, Inc. (a)                                       13,031        123,534
                                       Obagi Medical Products, Inc. (a)                                       9,500         51,110
                                       Optimer Pharmaceuticals, Inc. (a)(b)                                  14,200        187,298
                                       Pain Therapeutics, Inc. (a)                                           18,200         76,440
                                       Par Pharmaceutical Cos., Inc. (a)                                     18,100        171,407
                                       Pozen, Inc. (a)                                                       13,700         83,844
                                       Prestige Brands Holdings, Inc. (a)                                    17,700         91,686
                                       Questcor Pharmaceuticals, Inc. (a)                                    26,400        129,888
                                       Salix Pharmaceuticals Ltd. (a)                                        25,000        237,500
                                       United Therapeutics Corp. (a)(c)                                      13,846        915,082
                                       Valeant Pharmaceuticals International (a)(b)                          33,300        592,407
                                       Vivus, Inc. (a)                                                       36,200        156,384
                                       Xenoport, Inc. (a)                                                    14,200        274,912
                                                                                                                      ------------
                                                                                                                         6,648,693
                                                                                                                      ------------
EDUCATION SERVICES - 0.7%              Ambassadors Group, Inc.                                               10,000         81,200
                                       American Public Education, Inc. (a)                                    5,800        243,948

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Capella Education Co. (a)                                              7,500   $    397,500
                                       Corinthian Colleges, Inc. (a)(b)                                      44,500        865,525
                                       Grand Canyon Education, Inc. (a)                                       5,500         94,930
                                       K12, Inc. (a)                                                          3,400         47,260
                                       Learning Tree International, Inc. (a)                                  4,900         41,503
                                       Lincoln Educational Services Corp. (a)                                 2,300         42,136
                                       The Princeton Review, Inc. (a)                                         6,300         27,405
                                       Renaissance Learning, Inc.                                             3,849         34,526
                                       Thinkorswim Group, Inc. (a)                                           25,940        224,122
                                       Universal Technical Institute, Inc. (a)                               11,300        135,600
                                                                                                                      ------------
                                                                                                                         2,235,655
                                                                                                                      ------------
ELECTRICAL & ELECTRONICS - 0.2%        Bookham, Inc. (a)                                                     41,500         17,845
                                       Methode Electronics, Inc.                                             20,080         71,886
                                       Microvision, Inc. (a)                                                 37,100         47,859
                                       Multi-Fineline Electronix, Inc. (a)                                    4,600         77,464
                                       NVE Corp. (a)                                                          2,400         69,144
                                       Park Electrochemical Corp.                                            10,649        184,015
                                       TTM Technologies, Inc. (a)                                            22,400        129,920
                                       Technitrol, Inc.                                                      21,961         37,553
                                       Universal Display Corp. (a)(b)                                        15,207        139,448
                                                                                                                      ------------
                                                                                                                           775,134
                                                                                                                      ------------
ELECTRICAL EQUIPMENT &                 A.O. Smith Corp.                                                      10,481        263,912
COMPONENTS - 0.8%                      AZZ Inc. (a)                                                           6,400        168,896
                                       Advanced Battery Technologies, Inc. (a)(b)                            20,700         44,298
                                       American Superconductor Corp. (a)(b)                                  22,000        380,820
                                       Baldor Electric Co.                                                   24,101        349,223
                                       China BAK Battery, Inc. (a)                                           15,800         27,018
                                       Ener1, Inc. (a)(b)                                                    21,300        110,121
                                       EnerSys (a)                                                           14,400        174,528
                                       Franklin Electric Co., Inc. (b)                                       11,960        264,675
                                       GrafTech International Ltd. (a)                                       62,544        385,271
                                       Littelfuse, Inc. (a)                                                  11,360        124,846
                                       Medis Technologies Ltd. (a)                                           10,641          4,682
                                       Plug Power, Inc. (a)                                                  38,000         33,060
                                       Preformed Line Products Co.                                            1,100         41,404
                                       Taser International, Inc. (a)                                         32,800        153,504
                                       Ultralife Batteries, Inc. (a)                                          6,700         51,791
                                       Valence Technology, Inc. (a)(b)                                       28,200         60,066
                                                                                                                      ------------
                                                                                                                         2,638,115
                                                                                                                      ------------
ELECTRICAL: HOUSEHOLD
APPLIANCE - 0.0%                       National Presto Industries, Inc.                                       2,350        143,374
ELECTRONICS - 0.4%                     Agilysys, Inc.                                                        12,163         52,301
                                       American Science & Engineering, Inc.                                   4,800        267,840
                                       CPI International, Inc. (a)                                            4,500         42,300
                                       Coherent, Inc. (a)                                                    12,400        213,900
                                       Daktronics, Inc. (b)                                                  17,198        112,647
                                       II-VI, Inc. (a)                                                       12,772        219,423

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       IPG Photonics Corp. (a)                                               10,100   $     85,042
                                       iRobot Corp. (a)(b)                                                    9,400         71,440
                                       Newport Corp. (a)                                                     18,935         83,693
                                       Rofin-Sinar Technologies, Inc. (a)                                    15,500        249,860
                                                                                                                      ------------
                                                                                                                         1,398,446
                                                                                                                      ------------
ELECTRONICS: INSTRUMENTS, GAUGES &     Badger Meter, Inc.                                                     7,600        219,564
METERS -0.1%                           Faro Technologies, Inc. (a)                                            8,800        118,272
                                       Measurement Specialties, Inc. (a)                                      7,700         31,493
                                       Zygo Corp. (a)                                                         8,300         38,097
                                                                                                                      ------------
                                                                                                                           407,426
                                                                                                                      ------------
ELECTRONICS: MEDICAL SYSTEMS - 2.0%    Abaxis, Inc. (a)                                                      11,400        196,536
                                       Accuray, Inc. (a)(b)                                                  19,000         95,570
                                       Affymetrix, Inc. (a)                                                  36,500        119,355
                                       Analogic Corp.                                                         6,972        223,243
                                       Bio-Rad Laboratories, Inc. Class A (a)                                 9,900        652,410
                                       Bruker BioSciences Corp. (a)                                          26,487        163,160
                                       Caliper Life Sciences, Inc. (a)                                       23,200         22,968
                                       Cardiac Science Corp. (a)                                             10,300         31,003
                                       Cyberonics, Inc. (a)                                                  12,469        165,464
                                       Cynosure, Inc. Class A (a)                                             5,300         32,277
                                       DexCom, Inc. (a)                                                      21,400         88,596
                                       Dionex Corp. (a)                                                       9,631        455,065
                                       Greatbatch, Inc. (a)                                                  12,000        232,200
                                       Haemonetics Corp. (a)                                                 13,472        742,038
                                       IRIS International, Inc. (a)                                           8,800        101,464
                                       Luminex Corp. (a)                                                     21,551        390,504
                                       Masimo Corp. (a)                                                      24,100        698,418
                                       Natus Medical, Inc. (a)                                               14,500        123,395
                                       NxStage Medical, Inc. (a)                                             12,200         31,476
                                       OSI Systems, Inc. (a)                                                  8,300        126,658
                                       Palomar Medical Technologies, Inc. (a)                                 9,700         70,422
                                       Sirona Dental Systems, Inc. (a)                                        8,900        127,448
                                       Somanetics Corp. (a)                                                   6,300         95,634
                                       SonoSite, Inc. (a)                                                     8,815        157,612
                                       Spectranetic Corp. (a)                                                17,200         43,516
                                       Stereotaxis, Inc. (a)(b)                                              16,300         65,037
                                       Thoratec Corp. (a)                                                    28,547        733,372
                                       Tomotherapy, Inc. (a)                                                 21,900         58,035
                                       Varian, Inc. (a)                                                      15,435        366,427
                                       Vital Images, Inc. (a)                                                 7,700         86,779
                                       Zoll Medical Corp. (a)                                                10,922        156,840
                                                                                                                      ------------
                                                                                                                         6,652,922
                                                                                                                      ------------
ELECTRONICS: OTHER - 0.2%              DTS, Inc. (a)                                                          9,300        223,758
                                       THQ, Inc. (a)                                                         35,037        106,512
                                       Take-Two Interactive Software, Inc.                                   40,200        335,670
                                                                                                                      ------------
                                                                                                                           665,940
                                                                                                                      ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
ELECTRONICS: SEMI-                     Actel Corp. (a)                                                       13,316   $    134,758
CONDUCTORS/COMPONENTS - 2.4%           Advanced Analogic Technologies, Inc. (a)                              24,000         86,400
                                       Amkor Technology, Inc. (a)                                            57,200        153,296
                                       Anadigics, Inc. (a)                                                   33,300         68,931
                                       Applied Micro Circuits Corp. (a)                                      34,000        165,240
                                       Atheros Communications, Inc. (a)                                      31,000        454,460
                                       AuthenTec, Inc. (a)                                                   14,600         21,608
                                       Cavium Networks, Inc. (a)                                             15,900        183,486
                                       Ceva, Inc. (a)                                                        10,600         77,168
                                       Cirrus Logic, Inc. (a)                                                34,100        128,216
                                       DSP Group, Inc. (a)                                                   12,283         53,063
                                       Diodes, Inc. (a)                                                      15,212        161,399
                                       Emcore Corp. (a)                                                      34,800         26,100
                                       Entropic Communications, Inc. (a)                                        700            518
                                       Exar Corp. (a)                                                        19,627        122,472
                                       Formfactor, Inc. (a)                                                  25,600        461,312
                                       Hittite Microwave Corp. (a)                                           10,200        318,240
                                       IXYS Corp.                                                            11,393         91,828
                                       Kopin Corp. (a)                                                       36,700         85,144
                                       Lattice Semiconductor Corp. (a)                                       60,700         83,766
                                       MIPS Technologies, Inc. (a)                                           23,600         69,148
                                       Micrel, Inc.                                                          23,900        168,256
                                       Microsemi Corp. (a)                                                   43,290        502,164
                                       Microtune, Inc. (a)                                                   25,700         46,774
                                       Monolithic Power Systems, Inc. (a)                                    13,700        212,350
                                       Netlogic Microsystems, Inc. (a)                                        9,000        247,320
                                       Omnivision Technologies, Inc. (a)                                     26,800        180,096
                                       PLX Technology, Inc. (a)                                              17,800         38,626
                                       PMC-Sierra, Inc. (a)                                                 114,400        729,872
                                       ParkerVision, Inc. (a)(b)                                             15,200         25,688
                                       Pericom Semiconductor Corp. (a)                                       11,593         84,745
                                       Power Integrations, Inc.                                              14,400        247,680
                                       RF Micro Devices, Inc. (a)                                           137,884        183,386
                                       Rubicon Technology, Inc. (a)                                           7,200         38,232
                                       Semtech Corp. (a)                                                     32,300        431,205
                                       Sigma Designs, Inc. (a)                                               13,900        172,916
                                       Silicon Image, Inc. (a)                                               38,576         92,582
                                       Silicon Storage Technology, Inc. (a)                                  41,158         67,911
                                       SiRF Technology Holdings, Inc. (a)                                    28,900         66,470
                                       Skyworks Solutions, Inc. (a)                                          85,233        686,978
                                       Spansion LLC Class A (a)                                              52,600          6,822
                                       Standard Microsystems Corp. (a)                                       11,810        219,666
                                       Supertex, Inc. (a)                                                     5,867        135,528
                                       Techwell, Inc. (a)                                                     7,300         46,063
                                       Trident Microsystems, Inc. (a)                                        33,000         48,180
                                       TriQuint Semiconductor, Inc. (a)                                      75,136        185,586
                                       Volterra Semiconductor Corp. (a)                                      13,200        111,408

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Zoran Corp. (a)                                                       27,108   $    238,550
                                                                                                                      ------------
                                                                                                                         8,161,607
                                                                                                                      ------------
ELECTRONICS: TECHNOLOGY - 0.2%         3D Systems Corp. (a)                                                   9,400         61,946
                                       Checkpoint Systems, Inc. (a)                                          20,823        186,782
                                       Cogent, Inc. (a)                                                      21,500        255,850
                                       ScanSource, Inc. (a)                                                  13,800        256,404
                                       Smart Modular Technologies WWH, Inc. (a)                              23,500         32,430
                                                                                                                      ------------
                                                                                                                           793,412
                                                                                                                      ------------
ENERGY EQUIPMENT - 0.3%                Ascent Solar Technologies, Inc. (a)(b)                                 4,600         18,676
                                       Capstone Turbine Corp. (a)                                            62,600         45,072
                                       Energy Conversion Devices, Inc. (a)(b)                                23,564        312,694
                                       Evergreen Solar, Inc. (a)(b)                                          75,200        160,176
                                       FuelCell Energy, Inc. (a)(b)                                          36,026         86,462
                                       GT Solar International, Inc. (a)                                      15,900        105,576
                                       PowerSecure International, Inc. (a)                                    9,300         31,806
                                       Raser Technologies, Inc. (a)(b)                                       27,100        113,549
                                                                                                                      ------------
                                                                                                                           874,011
                                                                                                                      ------------
ENERGY MISCELLANEOUS - 0.2%            Akeena Solar, Inc. (a)                                                10,200         11,424
                                       Clean Energy Fuels Corp. (a)(b)                                       13,100         79,779
                                       Comverge, Inc. (a)                                                    11,500         79,925
                                       EnerNOC, Inc. (a)                                                      5,100         74,154
                                       Evergreen Energy, Inc. (a)(b)                                         65,200         90,758
                                       GeoMet, Inc. (a)                                                       9,100          5,278
                                       GreenHunter Energy, Inc. (a)(b)                                        1,800          3,420
                                       Pacific Ethanol, Inc. (a)                                             17,300          5,709
                                       US Geothermal, Inc. (a)                                               29,600         21,016
                                       USEC, Inc. (a)(b)                                                     58,259        279,643
                                                                                                                      ------------
                                                                                                                           651,106
                                                                                                                      ------------
ENGINEERING & CONTRACTING              Dycom Industries, Inc. (a)                                            21,102        122,181
SERVICES - 0.2%                        ENGlobal Corp. (a)                                                    14,400         65,376
                                       Furmamite Corp. (a)                                                   19,200         59,712
                                       Hill International, Inc. (a)                                          12,800         38,912
                                       Integrated Electrical Services, Inc. (a)                               3,700         33,744
                                       Layne Christensen Co. (a)                                             10,100        162,307
                                       Michael Baker Corp. (a)                                                3,800         98,800
                                       VSE Corp.                                                              2,100         56,070
                                                                                                                      ------------
                                                                                                                           637,102
                                                                                                                      ------------
ENTERTAINMENT - 0.3%                   CKX, Inc. (a)                                                         27,600        113,160
                                       Cinemark Holdings, Inc.                                               15,700        147,423
                                       Live Nation, Inc. (a)                                                 39,800        106,266
                                       Marvel Entertainment, Inc. (a)                                        25,600        679,680
                                       World Wrestling Entertainment, Inc.                                   11,196        129,202
                                                                                                                      ------------
                                                                                                                         1,175,731
                                                                                                                      ------------
FERTILIZERS - 0.0%                     Rentech, Inc. (a)(b)                                                  68,400         37,620
                                                                                                                      ------------
FINANCE COMPANIES - 0.1%               Federal Agricultural Mortgage Corp. Class B                            5,700         15,276
                                       Financial Federal Corp.                                               13,300        281,694
                                       Medallion Financial Corp.                                              7,900         58,539

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       NewStar Financial, Inc. (a)                                           12,700   $     29,464
                                                                                                                      ------------
                                                                                                                           384,973
                                                                                                                      ------------
FINANCE: SMALL LOAN - 0.1%             Advance America, Cash Advance Centers, Inc.                           22,200         37,518
                                       Dollar Financial Corp. (a)                                            12,700        120,904
                                       Encore Capital Group, Inc. (a)(b)                                      7,600         34,428
                                       The First Marblehead Corp. (a)                                        36,500         47,085
                                       Nelnet, Inc. Class A (a)                                               9,200         81,328
                                                                                                                      ------------
                                                                                                                           321,263
                                                                                                                      ------------
FINANCIAL DATA PROCESSING              Advent Software, Inc. (a)                                              8,600        286,466
SERVICES & SYSTEMS - 1.0%              Cardtronics, Inc. (a)                                                  6,900         12,213
                                       Cass Information Systems, Inc.                                         3,215        104,262
                                       CompuCredit Corp. (a)(b)                                               8,589         21,043
                                       CyberSource Corp. (a)                                                 36,064        534,108
                                       Euronet Worldwide, Inc. (a)                                           24,650        321,929
                                       Fair Isaac Corp.                                                      25,500        358,785
                                       Global Cash Access, Inc. (a)                                          21,100         80,602
                                       Heartland Payment Systems, Inc.                                       12,900         85,269
                                       Jack Henry & Associates, Inc.                                         39,200        639,744
                                       Net 1 UEPS Technologies, Inc. (a)                                     26,100        396,981
                                       Online Resources Corp. (a)                                            15,400         64,834
                                       Riskmetrics Group, Inc. (a)                                           11,300        161,477
                                       Wright Express Corp. (a)                                              20,300        369,866
                                                                                                                      ------------
                                                                                                                         3,437,579
                                                                                                                      ------------
FINANCIAL INFORMATION                  Bankrate, Inc. (a)(b)                                                  6,700        167,165
SERVICES - 0.2%                        Interactive Data Corp.                                                19,200        477,312
                                       S1 Corp. (a)                                                          24,522        126,288
                                       TheStreet.com, Inc.                                                   10,600         20,882
                                       Value Line, Inc.                                                         300          8,202
                                                                                                                      ------------
                                                                                                                           799,849
                                                                                                                      ------------
FINANCIAL MISCELLANEOUS - 0.3%         Asset Acceptance Capital Corp. (a)                                     7,900         41,949
                                       Cash America International, Inc.                                      15,219        238,329
                                       Credit Acceptance Corp. (a)                                            2,669         57,357
                                       First Cash Financial Services, Inc. (a)                               10,400        155,168
                                       Portfolio Recovery Associates, Inc. (a)(b)                             8,000        214,720
                                       World Acceptance Corp. (a)                                             8,600        147,060
                                                                                                                      ------------
                                                                                                                           854,583
                                                                                                                      ------------
FOODS- 1.6%                            American Dairy, Inc. (a)                                               3,800         64,258
                                       B&G Foods, Inc. Class A                                               10,800         56,160
                                       Chiquita Brands International, Inc. (a)                               22,700        150,501
                                       Diamond Foods, Inc.                                                    8,400        234,612
                                       Flowers Foods, Inc.                                                   40,476        950,376
                                       Hain Celestial Group, Inc. (a)                                        21,257        302,700
                                       J&J Snack Foods Corp.                                                  7,400        255,966
                                       Lance, Inc.                                                           14,200        295,644
                                       Lifeway Foods, Inc. (a)                                                1,900         15,200
                                       Omega Protein Corp. (a)                                               10,400         27,456
                                       Ralcorp Holdings, Inc. (a)                                            29,395      1,583,803

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Schiff Nutrition International, Inc. (a)                               5,700   $     25,650
                                       Smart Balance, Inc. (a)                                               32,800        198,112
                                       Synutra International, Inc. (a)(b)                                     4,300         35,303
                                       Tootsie Roll Industries, Inc. (b)                                     12,857        279,255
                                       TreeHouse Foods, Inc. (a)                                             16,300        469,277
                                       United Natural Foods, Inc. (a)                                        22,480        426,446
                                       Zhongpin, Inc. (a)                                                     9,700         86,136
                                                                                                                      ------------
                                                                                                                         5,456,855
                                                                                                                      ------------
FOREST PRODUCTS - 0.1%                 Deltic Timber Corp.                                                    5,509        217,110
                                       Universal Forest Products, Inc.                                        8,734        232,412
                                                                                                                      ------------
                                                                                                                           449,522
                                                                                                                      ------------
FORMS & BULK PRINTING                  Deluxe Corp.                                                          27,000        260,010
SERVICES - 0.2%                        Ennis, Inc.                                                           13,500        119,610
                                       Innerworkings, Inc. (a)                                               16,800         71,736
                                       M&F Worldwide Corp. (a)                                                6,100         71,431
                                       Multi-Color Corp.                                                      5,050         61,762
                                       The Standard Register Co.                                              8,045         36,846
                                                                                                                      ------------
                                                                                                                           621,395
                                                                                                                      ------------
FUNERAL PARLORS & CEMETERIES - 0.2%    Matthews International Corp. Class A                                  16,373        471,706
                                       Stewart Enterprises, Inc. Class A                                     43,924        142,314
                                                                                                                      ------------
                                                                                                                           614,020
                                                                                                                      ------------
GLASS - 0.0%                           Apogee Enterprises, Inc.                                              15,200        166,896
                                                                                                                      ------------
GOLD - 0.3%                            Allied Nevada Gold Corp. (a)                                          21,600        126,360
                                       Coeur d'Alene Mines Corp. (a)(b)                                     227,500        213,850
                                       Royal Gold, Inc.                                                      15,300        715,428
                                                                                                                      ------------
                                                                                                                         1,055,638
                                                                                                                      ------------
HEALTH CARE FACILITIES - 0.6%          Amsurg Corp. (a)                                                      16,500        261,525
                                       Assisted Living Concepts, Inc. (a)                                     5,740         77,834
                                       Capital Senior Living Corp. (a)                                       10,600         25,864
                                       Emeritus Corp. (a)                                                    10,500         68,880
                                       The Ensign Group, Inc.                                                 3,900         60,294
                                       Five Star Quality Care, Inc. (a)                                      17,100         17,784
                                       Hanger Orthopedic Group, Inc. (a)                                     16,100        213,325
                                       Kindred Healthcare, Inc. (a)                                          14,690        219,616
                                       MedCath Corp. (a)                                                      8,400         61,068
                                       National Healthcare Corp.                                              4,500        180,675
                                       Psychiatric Solutions, Inc. (a)                                       29,000        456,170
                                       Skilled Healthcare Group, Inc. Class A (a)                             9,200         75,532
                                       Sun Healthcare Group, Inc. (a)                                        22,600        190,744
                                       Sunrise Senior Living, Inc. (a)                                       21,574         14,670
                                       US Physical Therapy, Inc. (a)                                          6,300         60,984
                                                                                                                      ------------
                                                                                                                         1,984,965
                                                                                                                      ------------
HEALTH CARE MANAGEMENT                 AMERIGROUP Corp. (a)                                                  28,000        771,120
SERVICES - 0.9%                        Catalyst Health Solutions, Inc. (a)                                   17,300        342,886
                                       Centene Corp. (a)                                                     22,700        409,054
                                       Computer Programs & Systems, Inc.                                      4,800        159,696
                                       HealthSpring, Inc. (a)                                                25,900        216,783

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Magellan Health Services, Inc. (a)                                    19,700   $    717,868
                                       Molina Healthcare, Inc. (a)                                            7,200        136,944
                                       National Research Corp.                                                  600         14,904
                                       Triple-S Management Corp. (a)                                          7,400         91,168
                                       Universal American Financial Corp. (a)                                20,600        174,482
                                                                                                                      ------------
                                                                                                                         3,034,905
                                                                                                                      ------------
HEALTH CARE SERVICES - 1.7%            Air Methods Corp. (a)                                                  5,600         94,696
                                       Alliance Healthcare Services, Inc. (a)                                13,400         91,120
                                       Almost Family, Inc. (a)(b)                                             3,400         64,906
                                       Amedisys, Inc. (a)(b)                                                 13,866        381,176
                                       athenahealth, Inc. (a)(b)                                             10,800        260,388
                                       CardioNet, Inc. (a)                                                    2,400         67,344
                                       Chemed Corp.                                                          11,672        454,041
                                       Corvel Corp. (a)                                                       3,785         76,533
                                       Eclipsys Corp. (a)                                                    28,431        288,290
                                       Emergency Medical Services Corp. (a)                                   4,900        153,811
                                       Gentiva Health Services, Inc. (a)                                     13,312        202,342
                                       HMS Holdings Corp. (a)                                                13,100        430,990
                                       HealthSouth Corp. (a)                                                 46,000        408,480
                                       Healthways, Inc. (a)                                                  18,400        161,368
                                       IPC The Hospitalist Co., Inc. (a)                                      3,200         60,896
                                       Inter Allscripts - Misys Healthcare Solutions, Inc.                   76,341        785,549
                                       LHC Group, Inc. (a)                                                    7,700        171,556
                                       Odyssey HealthCare, Inc. (a)                                          17,200        166,840
                                       Omnicell, Inc. (a)                                                    16,300        127,466
                                       PharMerica Corp. (a)                                                  15,969        265,724
                                       Phase Forward, Inc. (a)                                               22,400        286,496
                                       Quality Systems, Inc. (b)                                              9,200        416,300
                                       RehabCare Group, Inc. (a)                                              9,495        165,593
                                       Res-Care, Inc. (a)                                                    13,000        189,280
                                       Virtual Radiologic Corp. (a)(b)                                        3,500         24,465
                                                                                                                      ------------
                                                                                                                         5,795,650
                                                                                                                      ------------
HOMEBUILDING - 0.2%                    Beazer Homes USA, Inc. (a)                                            22,600         22,826
                                       Brookfield Homes Corp. (b)                                             5,051         17,426
                                       Hovnanian Enterprises, Inc. Class A (a)(b)                            25,600         39,936
                                       M/I Homes, Inc.                                                        7,500         52,425
                                       Meritage Homes Corp. (a)                                              16,100        183,862
                                       Ryland Group, Inc. (b)                                                22,200        369,852
                                       Standard-Pacific Corp. (a)                                            47,400         41,712
                                                                                                                      ------------
                                                                                                                           728,039
                                                                                                                      ------------
HOTEL/MOTEL-0.1%                       Gaylord Entertainment Co. (a)(b)                                      21,455        178,720
                                       Lodgian, Inc. (a)                                                      8,700         18,270
                                       Marcus Corp.                                                          10,679         90,772
                                       Morgans Hotel Group Co. (a)                                           13,500         41,985
                                                                                                                      ------------
                                                                                                                           329,747
                                                                                                                      ------------
HOUSEHOLD EQUIPMENT &                  American Greetings Corp. Class A                                      23,800        120,428
PRODUCTS - 0.2%                        Blyth, Inc.                                                            3,225         84,269

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       CSS Industries, Inc.                                                   3,891   $     66,147
                                       Libbey, Inc.                                                           6,700          6,164
                                       Russ Berrie & Co., Inc. (a)                                            9,147         12,074
                                       Tupperware Corp.                                                      32,474        551,733
                                                                                                                      ------------
                                                                                                                           840,815
                                                                                                                      ------------
HOUSEHOLD FURNISHINGS - 0.2%           American Woodmark Corp.                                                5,600         98,336
                                       Ethan Allen Interiors, Inc. (b)                                       12,900        145,254
                                       Furniture Brands International, Inc.                                  22,100         32,487
                                       Hooker Furniture Corp.                                                 5,000         42,200
                                       La-Z-Boy, Inc.                                                        28,700         35,875
                                       Sealy Corp. (a)                                                       23,500         35,015
                                       Tempur-Pedic International, Inc. (b)                                  39,100        285,430
                                                                                                                      ------------
                                                                                                                           674,597
                                                                                                                      ------------
IDENTIFICATION CONTROL & FILTER        CIRCOR International, Inc.                                             8,800        198,176
DEVICES - 0.7%                         China Security & Surveillance Technology, Inc. (a)(b)                 16,500         63,360
                                       ESCO Technologies, Inc. (a)                                           13,532        523,688
                                       Energy Recovery, Inc. (a)                                              7,800         59,280
                                       Flanders Corp. (a)                                                     7,600         30,704
                                       The Gorman-Rupp Co.                                                    7,497        148,441
                                       ICx Technologies, Inc. (a)                                             6,500         26,325
                                       L-1 Identity Solutions, Inc. (a)                                      37,928        193,812
                                       Mine Safety Appliances Co.                                            16,226        324,845
                                       PMFG, Inc. (a)                                                         7,000         55,160
                                       Protection One, Inc. (a)                                               1,200          3,828
                                       Robbins & Myers, Inc.                                                 14,724        223,363
                                       Sun Hydraulics, Inc.                                                   6,150         89,852
                                       Watts Water Technologies, Inc. Class A                                15,336        299,972
                                                                                                                      ------------
                                                                                                                         2,240,806
                                                                                                                      ------------
INDUSTRIAL PRODUCTS - 0.0%             A.M. Castle & Co.                                                      8,700         77,604
                                                                                                                      ------------
INSURANCE - 0.0%                       United America Indemnity, Ltd. (a)                                     9,800         39,396
                                                                                                                      ------------
INSURANCE: LIFE - 0.3%                 American Equity Investment Life Holding Co.                           28,700        119,392
                                       Citizens, Inc. (a)(b)                                                 20,700        150,489
                                       Delphi Financial Group, Inc. Class A                                  21,605        290,803
                                       FBL Financial Group, Inc. Class A                                      7,225         29,984
                                       Independence Holding Co.                                               1,440          7,214
                                       Kansas City Life Insurance Co.                                         2,442         87,546
                                       Life Partners Holdings, Inc.                                           3,900         66,534
                                       National Western Life Insurance Co. Class A                            1,188        134,244
                                       The Phoenix Cos., Inc.                                                60,400         70,668
                                       Presidential Life Corp.                                               11,393         88,751
                                                                                                                      ------------
                                                                                                                         1,045,625
                                                                                                                      ------------
INSURANCE: MULTI-LINE - 0.8%           AMBAC Financial Group, Inc.                                          134,500        104,910
                                       Assured Guaranty Ltd. (b)                                             29,200        197,684
                                       Crawford & Co. Class B (a)                                            12,609         84,732
                                       eHealth, Inc. (a)                                                     13,100        209,731
                                       Flagstone Reinsurance Holdings Ltd.                                   15,800        123,082
                                       Horace Mann Educators Corp.                                           21,268        178,013

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Maiden Holdings Ltd.                                                  25,800   $    115,326
                                       Max Capital Group Ltd.                                                28,900        498,236
                                       Pico Holdings, Inc. (a)                                                8,497        255,505
                                       Platinum Underwriters Holdings Ltd.                                   27,800        788,408
                                       Primus Guaranty Ltd. (a)(b)                                           12,700         19,939
                                                                                                                      ------------
                                                                                                                         2,575,566
                                                                                                                      ------------
INSURANCE: PROPERTY-CASUALTY - 3.2%    American Physicians Capital, Inc.                                      3,956        161,879
                                       American Safety Insurance Holdings Ltd. (a)                            5,600         64,456
                                       Amerisafe, Inc. (a)                                                    9,900        151,668
                                       AmTrust Financial Services, Inc.                                       8,400         80,220
                                       Argo Group International Holdings Ltd. (a)                            16,079        484,460
                                       Aspen Insurance Holdings Ltd.                                         44,700      1,003,962
                                       Baldwin & Lyons, Inc. Class B                                          4,032         76,285
                                       CNA Surety Corp. (a)                                                   8,786        162,014
                                       Donegal Group, Inc. Class A                                            5,144         79,063
                                       EMC Insurance Group, Inc.                                              2,800         58,996
                                       Employers Holdings, Inc.                                              25,880        246,895
                                       Enstar Group Ltd. (a)                                                  2,900        163,328
                                       FPIC Insurance Group, Inc. (a)                                         4,300        159,229
                                       First Acceptance Corp. (a)                                             8,277         20,030
                                       First Mercury Financial Corp. (a)                                      7,600        109,744
                                       Greenlight Capital Re Ltd. (a)                                        15,100        241,147
                                       Hallmark Financial Services, Inc. (a)                                  2,800         19,404
                                       Harleysville Group, Inc.                                               6,862        218,280
                                       Hilltop Holdings, Inc. (a)                                            23,572        268,721
                                       IPC Holdings, Ltd.                                                    29,300        792,272
                                       Infinity Property & Casualty Corp.                                     7,500        254,475
                                       Meadowbrook Insurance Group, Inc.                                     29,052        177,217
                                       Montpelier Re Holdings Ltd.                                           48,900        633,744
                                       NYMAGIC, Inc.                                                          2,400         29,280
                                       National Interstate Corp.                                              2,600         43,966
                                       Navigators Group, Inc. (a)                                             6,900        325,542
                                       Odyssey Re Holdings Corp.                                             11,500        436,195
                                       PMA Capital Corp. Class A (a)                                         16,806         70,081
                                       The PMI Group, Inc.                                                   38,400         23,808
                                       ProAssurance Corp. (a)(c)                                             16,823        784,288
                                       RLI Corp.                                                              9,754        489,651
                                       Radian Group, Inc.                                                    42,700         77,714
                                       Safety Insurance Group, Inc.                                           8,500        264,180
                                       SeaBright Insurance Holdings, Inc. (a)                                11,100        116,106
                                       Selective Insurance Group, Inc.                                       27,908        339,361
                                       State Auto Financial Corp.                                             7,412        130,451
                                       Stewart Information Services Corp.                                     8,922        173,979
                                       Tower Group, Inc.                                                     18,786        462,699
                                       United Fire & Casualty Co.                                            11,900        261,324
                                       Validus Holdings Ltd.                                                 33,700        798,016

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Zenith National Insurance Corp.                                       19,455   $    469,060
                                                                                                                      ------------
                                                                                                                        10,923,190
                                                                                                                      ------------
INVESTMENT MANAGEMENT                  Ampal-American Israel Corp. Class A (a)                                9,400         16,074
COMPANIES - 0.5%                       Apollo Investment Corp. (b)                                           74,546        259,420
                                       Ares Capital Corp.                                                    50,872        246,220
                                       Calamos Asset Management, Inc. Class A                                10,900         52,429
                                       Capital Southwest Corp.                                                1,600        122,224
                                       Cohen & Steers, Inc.                                                   8,800         98,208
                                       Diamond Hill Investments Group                                         1,100         43,252
                                       Epoch Holding Corp.                                                    5,200         35,724
                                       Fifth Street Finance Corp.                                             5,300         41,022
                                       GAMCO Investors, Inc. Class A                                          3,996        130,469
                                       Harris & Harris Group, Inc. (a)                                       13,900         51,430
                                       Kohlberg Capital Corp.                                                 9,200         28,152
                                       MCG Capital Corp.                                                     40,600         51,968
                                       MVC Capital, Inc.                                                     12,800        107,648
                                       NGP Capital Resources Co.                                             11,623         57,766
                                       National Financial Partners Corp.                                     21,000         67,200
                                       Pzena Investment Management, Inc. Class A                              4,100          7,831
                                       Resource America, Inc. Class A                                         4,749         18,949
                                       Teton Advisors, Inc. (a)                                                  53            121
                                       U.S. Global Investors, Inc.                                            7,000         34,090
                                       Virtus Investment Partners, Inc. (a)                                   3,265         21,255
                                       Westwood Holdings Group, Inc.                                          2,500         97,725
                                                                                                                      ------------
                                                                                                                         1,589,177
                                                                                                                      ------------
JEWELRY, WATCHES & GEMSTONES - 0.1%    Fossil, Inc. (a)                                                      23,700        372,090
                                       Fuqi International, Inc. (a)                                           5,600         26,320
                                       Movado Group, Inc.                                                     8,500         64,090
                                                                                                                      ------------
                                                                                                                           462,500
                                                                                                                      ------------
LEAD & ZINC-0.1%                       Horsehead Holding Corp. (a)                                           18,300        100,650
                                       Stillwater Mining Co. (a)                                             20,864         77,197
                                                                                                                      ------------
                                                                                                                           177,847
                                                                                                                      ------------
LEISURE TIME-0.5%                      Bluegreen Corp. (a)                                                    7,000         12,180
                                       Callaway Golf Co.                                                     34,700        249,146
                                       Churchill Downs, Inc.                                                  5,032        151,262
                                       Dover Motorsports, Inc.                                                8,800         16,280
                                       Great Wolf Resorts, Inc. (a)                                          14,300         33,319
                                       Life Time Fitness, Inc. (a)(b)                                        18,200        228,592
                                       Nautilus, Inc. (a)                                                    11,163          7,033
                                       Orbitz Worldwide, Inc. (a)                                            17,300         22,317
                                       Pool Corp. (b)                                                        25,000        335,000
                                       Rick's Cabaret International, Inc. (a)                                 4,300         19,522
                                       Six Flags, Inc. (a)                                                   34,500          9,315
                                       Smith & Wesson Holding Corp. (a)                                      19,700        118,594
                                       Speedway Motorsports, Inc.                                             7,155         84,572
                                       Steinway Musical Instruments, Inc. (a)                                 3,700         44,289
                                       Town Sports International Holdings, Inc. (a)                          10,500         31,395

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Vail Resorts, Inc. (a)(b)                                             15,556   $    317,809
                                                                                                                      ------------
                                                                                                                         1,680,625
                                                                                                                      ------------
MACHINE TOOLS - 0.0%                   Thermadyne Holdings Corp. (a)                                          7,900         16,748
                                                                                                                      ------------
MACHINERY & ENGINEERING - 0.1%         Applied Industrial Technologies, Inc. (c)                             22,190        374,345
                                                                                                                      ------------
MACHINERY: AGRICULTURAL - 0.1%         Alamo Group, Inc.                                                      2,900         30,914
                                       Lindsay Manufacturing Co. (b)                                          6,213        167,751
                                                                                                                      ------------
                                                                                                                           198,665
                                                                                                                      ------------
MACHINERY: CONSTRUCTION &              Astec Industries, Inc. (a)                                             9,417        247,008
HANDLING - 0.1%                        NACCO Industries, Inc. Class A                                         3,087         83,905
                                                                                                                      ------------
                                                                                                                           330,913
                                                                                                                      ------------
MACHINERY: ENGINES - 0.1%              Briggs & Stratton Corp. (b)                                           25,900        427,350
                                       Harbin Electric, Inc. (a)(b)                                           4,000         24,600
                                                                                                                      ------------
                                                                                                                           451,950
                                                                                                                      ------------
MACHINERY: INDUSTRIAL/                 Actuant Corp. Class A (b)                                             29,300        302,669
SPECIALTY - 0.8%                       Altra Holdings, Inc. (a)                                              14,200         55,096
                                       Chart Industries, Inc. (a)                                            14,900        117,412
                                       Colfax Corp. (a)                                                      11,300         77,631
                                       Columbus McKinnon Corp. (a)                                           10,000         87,200
                                       DXP Enterprises, Inc. (a)                                              3,900         40,287
                                       EnPro Industries, Inc. (a)                                            10,600        181,260
                                       Flow International Corp. (a)                                          20,600         33,372
                                       Gerber Scientific, Inc. (a)                                           12,600         30,114
                                       Graham Corp.                                                           5,300         47,541
                                       Kadant, Inc. (a)                                                       6,870         79,142
                                       MTS Systems Corp.                                                      9,200        209,300
                                       Middleby Corp. (a)                                                     9,517        308,636
                                       Nordson Corp.                                                         17,610        500,652
                                       Sauer-Danfoss, Inc.                                                    5,973         14,574
                                       Tecumseh Products Co. Class A (a)                                      8,828         39,903
                                       Tennant Co.                                                            8,774         82,212
                                       Twin Disc, Inc.                                                        4,100         28,372
                                       Woodward Governor Co.                                                 30,758        343,874
                                                                                                                      ------------
                                                                                                                         2,579,247
                                                                                                                      ------------
MACHINERY: OIL WELL EQUIPMENT &        Allis-Chalmers Energy, Inc. (a)                                       14,900         28,757
SERVICES - 1.0%                        Basic Energy Services, Inc. (a)                                       21,600        139,752
                                       Bolt Technology Corp. (a)                                              4,700         33,417
                                       Bronco Drilling Co., Inc. (a)                                         13,900         73,114
                                       CARBO Ceramics, Inc.                                                  10,802        307,209
                                       Cal Dive International, Inc. (a)                                      23,174        156,888
                                       Complete Production Services, Inc. (a)                                25,300         77,924
                                       Dawson Geophysical Co. (a)                                             4,100         55,350
                                       Dril-Quip, Inc. (a)                                                   16,176        496,603
                                       Flotek Industries, Inc. (a)(b)                                        13,600         21,352
                                       Geokinetics, Inc. (a)                                                  2,600          8,502
                                       Gulf Island Fabrication, Inc.                                          6,517         52,201
                                       Hornbeck Offshore Services, Inc. (a)                                  12,140        185,014
                                       ION Geophysical Corp. (a)                                             47,246         73,704

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Lufkin Industries, Inc.                                                7,700   $    291,676
                                       Matrix Service Co. (a)                                                13,700        112,614
                                       Mitcham Industries, Inc. (a)                                           5,600         21,336
                                       NATCO Group, Inc. Class A (a)                                         10,500        198,765
                                       Natural Gas Services Group (a)                                         6,500         58,500
                                       Newpark Resources, Inc. (a)                                           47,120        119,214
                                       OYO Geospace Corp. (a)                                                 2,300         30,038
                                       Parker Drilling Co. (a)                                               59,281        109,077
                                       Pioneer Drilling Co. (a)                                              26,200         85,936
                                       RPC, Inc.                                                             15,200        100,776
                                       Sulphco, Inc. (a)(b)                                                  20,500         21,935
                                       Superior Well Services, Inc. (a)                                       8,900         45,657
                                       T-3 Energy Services, Inc. (a)                                          6,600         77,748
                                       Trico Marine Services, Inc. (a)(b)                                     7,500         15,750
                                       Union Drilling, Inc. (a)                                               7,700         29,260
                                       Willbros Group, Inc. (a)                                              20,400        197,880
                                                                                                                      ------------
                                                                                                                         3,225,949
                                                                                                                      ------------
MACHINERY: SPECIALTY - 0.1%            Albany International Corp. Class A                                    15,574        140,945
                                       Cascade Corp.                                                          4,800         84,624
                                       Hurco Companies, Inc. (a)                                              3,500         37,205
                                       K-Tron International, Inc. (a)                                         1,300         78,871
                                       Key Technology, Inc. (a)                                               2,800         24,640
                                       Presstek, Inc. (a)                                                    13,100         27,117
                                                                                                                      ------------
                                                                                                                           393,402
                                                                                                                      ------------
MANUFACTURED HOUSING - 0.1%            Cavco Industries, Inc. (a)                                             3,400         80,240
                                       Champion Enterprises, Inc. (a)                                        33,027         15,853
                                       Palm Harbor Homes, Inc. (a)(b)                                         5,405         12,053
                                       Skyline Corp.                                                          3,601         68,455
                                                                                                                      ------------
                                                                                                                           176,601
                                                                                                                      ------------
MANUFACTURING - 0.1%                   Federal Signal Corp.                                                  25,159        132,588
                                       Standex International Corp.                                            6,631         61,005
                                                                                                                      ------------
                                                                                                                           193,593
                                                                                                                      ------------
MEDICAL & DENTAL INSTRUMENTS &         Abiomed, Inc. (a)                                                     17,900         87,710
SUPPLIES - 2.8%                        Align Technology, Inc. (a)                                            32,000        253,760
                                       Alphatec Holdings, Inc. (a)                                           13,300         23,541
                                       American Medical Systems Holdings, Inc. (a)                           38,100        424,815
                                       AngioDynamics, Inc. (a)                                               12,700        142,748
                                       Atrion Corp.                                                             600         52,944
                                       CONMED Corp. (a)                                                      15,028        216,553
                                       Cantel Medical Corp. (a)                                               6,600         84,942
                                       Conceptus, Inc. (a)(b)                                                15,800        185,650
                                       CryoLife, Inc. (a)                                                    14,700         76,146
                                       ev3, Inc. (a)                                                         36,832        261,507
                                       Exactech, Inc. (a)                                                     4,000         45,960
                                       Hansen Medical, Inc. (a)(b)                                            9,500         38,190
                                       I-Flow Corp. (a)                                                      11,700         42,705
                                       ICU Medical, Inc. (a)                                                  6,150        197,538

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Immucor, Inc. (a)                                                     36,643   $    921,571
                                       Insulet Corp. (a)                                                     10,200         41,820
                                       Integra LifeSciences Holdings Corp. (a)                                9,300        229,989
                                       Invacare Corp.                                                        16,822        269,657
                                       Landauer, Inc.                                                         4,878        247,217
                                       Medical Action Industries, Inc. (a)                                    7,450         61,761
                                       Meridian Bioscience, Inc.                                             21,000        380,520
                                       Merit Medical Systems, Inc. (a)                                       14,510        177,167
                                       Micrus Endovascular Corp. (a)                                          8,400         50,148
                                       Neogen Corp. (a)                                                       7,600        165,908
                                       NuVasive, Inc. (a)                                                    18,600        583,668
                                       OraSure Technologies, Inc. (a)                                        24,659         62,387
                                       Orthofix International NV (a)                                          9,000        166,680
                                       Orthovita, Inc. (a)                                                   31,100         83,348
                                       Owens & Minor, Inc.                                                   21,498        712,229
                                       PSS World Medical, Inc. (a)                                           32,373        464,553
                                       Quidel Corp. (a)                                                      14,800        136,456
                                       Steris Corp.                                                          30,600        712,368
                                       SurModics, Inc. (a)                                                    8,083        147,515
                                       Symmetry Medical, Inc. (a)                                            18,600        117,366
                                       Synovis Life Technologies, Inc. (a)                                    6,100         84,424
                                       Trans1, Inc. (a)                                                       6,700         40,803
                                       VNUS Medical Technologies, Inc. (a)                                    6,800        144,636
                                       Vision-Sciences, Inc. (a)                                              8,400         10,752
                                       Volcano Corp. (a)                                                     24,700        359,385
                                       West Pharmaceutical Services, Inc.                                    16,876        553,702
                                       Wright Medical Group, Inc. (a)                                        19,500        254,085
                                                                                                                      ------------
                                                                                                                         9,314,824
                                                                                                                      ------------
MEDICAL SERVICES - 0.2%                Bio-Reference Labs, Inc. (a)                                           6,100        127,551
                                       eResearch Technology, Inc. (a)                                        22,650        119,139
                                       Genoptix, Inc. (a)                                                     4,400        120,032
                                       Kendle International, Inc. (a)                                         6,800        142,528
                                       Nighthawk Radiology Holdings, Inc. (a)                                12,200         32,940
                                       Parexel International Corp. (a)                                       29,694        288,923
                                       RadNet, Inc. (a)                                                      10,100         12,524
                                                                                                                      ------------
                                                                                                                           843,637
                                                                                                                      ------------
METAL FABRICATING - 0.7%               Ampco-Pittsburgh Corp.                                                 4,400         58,344
                                       Dynamic Materials Corp.                                                6,800         62,288
                                       Haynes International, Inc. (a)                                         6,300        112,266
                                       Kaydon Corp.                                                          17,926        489,918
                                       L.B. Foster Co. Class A (a)                                            5,400        134,082
                                       Mueller Industries, Inc.                                              19,382        420,396
                                       Mueller Water Products, Inc. Series A                                 60,360        199,188
                                       NN, Inc.                                                               8,700         10,962
                                       Northwest Pipe Co. (a)                                                 4,800        136,656
                                       Omega Flex, Inc.                                                       1,200         19,332
                                       RBC Bearings, Inc. (a)                                                11,400        174,192

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       RTI International Metals, Inc. (a)                                    12,113   $    141,722
                                       Worthington Industries, Inc.                                          33,700        293,527
                                                                                                                      ------------
                                                                                                                         2,252,873
                                                                                                                      ------------
METALS & MINERALS                      AMCOL International Corp.                                             14,373        213,295
MISCELLANEOUS - 0.6%                   Brush Engineered Materials, Inc. (a)                                  10,711        148,561
                                       Compass Minerals International, Inc.                                  16,900        952,653
                                       General Moly, Inc. (a)                                                33,400         35,404
                                       Hecla Mining Co. (a)                                                 113,800        227,600
                                       Minerals Technologies, Inc.                                            9,853        315,789
                                       United States Lime & Minerals, Inc. (a)                                  700         19,152
                                       Uranium Resources, Inc. (a)                                           19,000          8,930
                                                                                                                      ------------
                                                                                                                         1,921,384
                                                                                                                      ------------
MISCELLANEOUS BUSINESS &               Coinstar, Inc. (a)                                                    14,592        478,034
CONSUMER DISCRETIONARY - 0.6%          Core-Mark Holdings Co., Inc. (a)                                       5,000         91,100
                                       Jackson Hewitt Tax Service, Inc.                                      15,200         79,344
                                       The Knot, Inc. (a)                                                    15,600        127,920
                                       Mercadolibre, Inc. (a)                                                13,300        246,715
                                       Move, Inc. (a)                                                        67,400         97,730
                                       Nutri/System, Inc. (b)                                                16,000        228,320
                                       Pre-Paid Legal Services, Inc. (a)                                      4,160        120,765
                                       Sotheby's Holdings, Inc. Class A (b)                                  35,236        317,124
                                       Steiner Leisure Ltd. (a)                                               8,200        200,162
                                                                                                                      ------------
                                                                                                                         1,987,214
                                                                                                                      ------------
MISCELLANEOUS CONSUMER
STAPLES - 0.0%                         Reddy Ice Holdings, Inc.                                              10,900         16,023
MISCELLANEOUS EQUIPMENT - 0.0%         China Fire & Security Group, Inc. (a)(b)                               6,000         47,160
                                                                                                                      ------------
MISCELLANEOUS HEALTH CARE - 0.1%       MedAssets, Inc. (a)                                                    9,600        136,800
                                       The Providence Service Corp. (a)                                       6,700         46,096
                                                                                                                      ------------
                                                                                                                           182,896
                                                                                                                      ------------
MISCELLANEOUS MATERIALS &
COMMODITIES - 0.0%                     Symyx Technologies, Inc. (a)                                          17,679         78,672
MISCELLANEOUS MATERIALS &
PROCESSING - 0.0%                      Rogers Corp. (a)                                                       8,855        167,182
                                                                                                                      ------------
MISCELLANEOUS PRODUCER                 Blount International, Inc. (a)                                        20,100         92,862
DURABLES - 0.0%                        Park-Ohio Holdings Corp. (a)                                           4,400         14,344
                                                                                                                      ------------
                                                                                                                           107,206
                                                                                                                      ------------
MISCELLANEOUS TECHNOLOGY - 0.3%        Benchmark Electronics, Inc. (a)                                       35,329        395,685
                                       CTS Corp.                                                             17,868         64,503
                                       LaBarge, Inc. (a)                                                      6,400         53,568
                                       Plexus Corp. (a)                                                      20,898        288,810
                                       Sanmina-SCI Corp. (a)                                                219,200         66,856
                                       TerreStar Corp. (a)                                                   23,900         13,384
                                       Vocus, Inc. (a)                                                        8,400        111,636
                                                                                                                      ------------
                                                                                                                           994,442
                                                                                                                      ------------
MULTI-SECTOR COMPANIES - 0.3%          Brunswick Corp.                                                       45,900        158,355
                                       GenCorp, Inc. (a)                                                     30,071         63,751
                                       GenTek, Inc. (a)                                                       4,200         73,458

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Kaman Corp. Class A                                                   13,294   $    166,707
                                       Lancaster Colony Corp.                                                10,599        439,647
                                       Raven Industries, Inc.                                                 8,400        174,552
                                                                                                                      ------------
                                                                                                                         1,076,470
                                                                                                                      ------------
OFFICE FURNITURE & BUSINESS            ACCO Brands Corp. (a)                                                 28,800         28,224
EQUIPMENT - 0.3%                       Electronics for Imaging, Inc. (a)                                     27,839        272,822
                                       HNI Corp. (b)                                                         23,300        242,320
                                       Herman Miller, Inc.                                                   29,400        313,404
                                       Kimball International, Inc. Class B                                   16,774        110,037
                                       Knoll, Inc.                                                           25,400        155,702
                                                                                                                      ------------
                                                                                                                         1,122,509
                                                                                                                      ------------
OIL: CRUDE PRODUCERS - 2.0%            APCO Argentina, Inc.                                                   1,600         17,632
                                       ATP Oil & Gas Corp. (a)(b)                                            14,800         75,924
                                       Abraxas Petroleum Corp. (a)                                           23,800         24,514
                                       American Oil & Gas, Inc. (a)                                          15,100         11,627
                                       Approach Resources, Inc. (a)                                           4,800         29,760
                                       Arena Resources, Inc. (a)(c)                                          19,800        504,504
                                       Atlas America, Inc.                                                   18,087        158,261
                                       BMB Munai, Inc. (a)                                                   15,400          8,932
                                       BPZ Resources, Inc. (a)(b)                                            37,400        138,380
                                       Berry Petroleum Co. Class A                                           22,402        245,526
                                       Bill Barrett Corp. (a)                                                19,200        427,008
                                       Brigham Exploration Co. (a)                                           25,000         47,500
                                       Callon Petroleum Co. (a)                                              13,000         14,170
                                       Cano Petroleum, Inc. (a)                                              16,100          6,923
                                       Carrizo Oil & Gas, Inc. (a)                                           14,300        126,984
                                       Cheniere Energy, Inc. (a)(b)                                          27,400        116,724
                                       Clayton Williams Energy, Inc. (a)                                      2,800         81,872
                                       Comstock Resources, Inc. (a)                                          23,857        710,939
                                       Concho Resources, Inc. (a)(c)                                         28,900        739,551
                                       Contango Oil & Gas Co. (a)                                             6,900        270,480
                                       Delta Petroleum Corp. (a)(b)                                          33,800         40,560
                                       Double Eagle Pete & Mining Co. (a)                                     4,700         24,299
                                       EXCO Resources, Inc. (a)                                              78,100        781,000
                                       Endeavour International Corp. (a)                                     46,900         40,803
                                       Energy XXI Bermuda Ltd.                                               46,200         17,325
                                       FX Energy, Inc. (a)                                                   22,400         62,272
                                       GMX Resources, Inc. (a)                                                8,800         57,200
                                       Gasco Energy, Inc. (a)                                                38,600         15,054
                                       GeoGlobal Resources, Inc. (a)(b)                                      18,300         13,176
                                       GeoResources, Inc. (a)                                                 2,900         19,488
                                       Goodrich Petroleum Corp. (a)                                          11,800        228,448
                                       Gran Tierra Energy, Inc. (a)                                         115,800        290,658
                                       Gulfport Energy Corp. (a)                                             14,300         33,176
                                       Harvest Natural Resources, Inc. (a)                                   17,600         59,664
                                       Houston American Energy Corp.                                          7,100         13,206
                                       McMoRan Exploration Co. (a)                                           31,500        148,050

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Meridian Resource Corp. (a)                                           31,911   $      6,701
                                       Northern Oil And Gas, Inc. (a)                                        11,700         42,120
                                       Oilsands Quest, Inc. (a)                                              87,300         62,856
                                       Panhandle Oil & Gas, Inc.                                              3,900         66,768
                                       Parallel Petroleum Corp. (a)                                          22,000         28,160
                                       Penn Virginia Corp.                                                   21,816        239,540
                                       Petroleum Development Corp. (a)                                        7,800         92,118
                                       Petroquest Energy, Inc. (a)(b)                                        23,100         55,440
                                       PrimeEnergy Corp. (a)                                                    300         14,970
                                       Quest Resource Corp. (a)                                               9,800          3,067
                                       Ram Energy Resources, Inc. (a)                                        15,500         11,315
                                       Rex Energy Corp. (a)                                                   9,300         26,691
                                       Rosetta Resources, Inc. (a)                                           27,000        133,650
                                       Stone Energy Corp. (a)                                                16,898         56,270
                                       Swift Energy Co. (a)                                                  16,017        116,924
                                       TXCO Resources, Inc. (a)(b)                                           16,800          6,922
                                       Toreador Resources Corp.                                               8,100         20,331
                                       Tri-Valley Corp. (a)                                                  10,900         12,426
                                       Vaalco Energy, Inc. (a)                                               31,000        163,990
                                       Venoco, Inc. (a)                                                      11,000         36,080
                                       Warren Resources, Inc. (a)                                            32,300         31,008
                                                                                                                      ------------
                                                                                                                         6,828,937
                                                                                                                      ------------
OIL: INTEGRATED DOMESTIC - 0.1%        Alon USA Energy, Inc.                                                  5,700         78,090
                                       CVR Energy, Inc. (a)                                                  12,100         67,034
                                       Delek US Holdings, Inc.                                                7,000         72,520
                                       Western Refining, Inc.                                                15,700        187,458
                                                                                                                      ------------
                                                                                                                           405,102
                                                                                                                      ------------
PAINTS & COATINGS - 0.1%               Ferro Corp.                                                           24,176         34,572
                                       H.B. Fuller Co.                                                       25,380        329,940
                                                                                                                      ------------
                                                                                                                           364,512
                                                                                                                      ------------
PAPER - 0.2%                           AbitibiBowater, Inc. (a)(b)                                           21,944         12,069
                                       Boise, Inc. (a)                                                       14,600          8,906
                                       Buckeye Technologies, Inc. (a)                                        20,898         44,513
                                       Clearwater Paper Corp. (a)                                             6,099         48,975
                                       Kapstone Paper and Packaging Corp. (a)                                 9,600         23,616
                                       Mercer International, Inc.-Sbi (a)                                    14,600          9,636
                                       Neenah Paper, Inc.                                                     8,100         29,403
                                       P.H. Glatfelter Co.                                                   23,701        147,894
                                       Schweitzer-Mauduit International, Inc.                                 8,220        151,741
                                       Verso Paper Corp.                                                      5,800          3,712
                                       Wausau Paper Corp.                                                    23,142        121,727
                                                                                                                      ------------
                                                                                                                           602,192
                                                                                                                      ------------
PLASTICS - 0.0%                        Spartech Corp.                                                        16,454         40,477
                                                                                                                      ------------
POLLUTION CONTROL &                    American Ecology Corp.                                                 8,500        118,490
ENVIRONMENTAL SERVICES - 0.7%          Clean Harbors, Inc. (a)                                               10,300        494,400
                                       Darling International, Inc. (a)                                       42,700        158,417
                                       EnergySolutions, Inc.                                                 17,400        150,510

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Fuel Tech, Inc. (a)(b)                                                 9,900   $    103,554
                                       Met-Pro Corp.                                                          8,000         65,200
                                       Metalico, Inc. (a)(b)                                                 13,800         23,460
                                       Team, Inc. (a)                                                         9,700        113,684
                                       Waste Connections, Inc. (a)                                           41,727      1,072,384
                                       Waste Services, Inc. (a)                                              12,533         53,641
                                                                                                                      ------------
                                                                                                                         2,353,740
                                                                                                                      ------------
POWER TRANSMISSION EQUIPMENT - 0.3%    Advanced Energy Industries, Inc. (a)                                  17,212        129,606
                                       Beacon Power Corp. (a)(b)                                             36,500         17,155
                                       Maxwell Technologies, Inc. (a)                                        10,400         72,280
                                       Powell Industries, Inc. (a)                                            3,931        138,804
                                       Regal-Beloit Corp.                                                    16,851        516,315
                                       Vicor Corp.                                                           10,296         50,347
                                                                                                                      ------------
                                                                                                                           924,507
                                                                                                                      ------------
PRINTING & COPYING SERVICES - 0.2%     Bowne & Co., Inc.                                                     15,222         48,863
                                       Casella Waste Systems, Inc. (a)                                       13,678         23,389
                                       Cenveo, Inc. (a)                                                      25,400         82,550
                                       Schawk, Inc.                                                           8,000         48,320
                                       VistaPrint Ltd. (a)                                                   23,100        635,019
                                                                                                                      ------------
                                                                                                                           838,141
                                                                                                                      ------------
PRODUCTION TECHNOLOGY                  ATMI, Inc. (a)(c)                                                     16,857        260,103
EQUIPMENT - 0.8%                       Asyst Technologies, Inc. (a)                                          20,541          5,751
                                       Axcelis Technologies, Inc. (a)                                        44,800         17,024
                                       Brooks Automation, Inc. (a)                                           33,278        153,411
                                       Cognex Corp.                                                          20,756        277,093
                                       Cohu, Inc.                                                            12,118         87,250
                                       Cymer, Inc. (a)                                                       15,900        353,934
                                       Electro Scientific Industries, Inc. (a)                               14,261         84,425
                                       Entegris, Inc. (a)                                                    53,899         46,353
                                       FEI Co. (a)                                                           19,055        294,019
                                       Intevac, Inc. (a)                                                     11,500         59,915
                                       Kulicke & Soffa Industries, Inc. (a)                                  32,656         85,559
                                       LTX-Credence Corp. (a)                                                57,003         15,961
                                       MKS Instruments, Inc. (a)                                             26,100        382,887
                                       Mattson Technology, Inc. (a)                                          21,099         17,744
                                       Photronics, Inc. (a)                                                  22,479         21,580
                                       Rudolph Technologies, Inc. (a)                                        16,173         49,004
                                       Semitool, Inc. (a)                                                    11,941         33,196
                                       Tessera Technologies, Inc. (a)                                        25,300        338,261
                                       Ultra Clean Holdings, Inc. (a)                                        10,800         11,556
                                       Ultratech, Inc. (a)                                                   12,290        153,502
                                       Veeco Instruments, Inc. (a)                                           16,727        111,569
                                                                                                                      ------------
                                                                                                                         2,860,097
                                                                                                                      ------------
PUBLISHING: MISCELLANEOUS - 0.1%       Consolidated Graphics, Inc. (a)                                        5,300         67,416
                                       Courier Corp.                                                          5,450         82,677
                                       Martha Stewart Living Omnimedia, Inc. Class A (a)                     14,182         35,313
                                       Primedia, Inc.                                                        13,400         33,098

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Scholastic Corp.                                                      12,660   $    190,786
                                                                                                                      ------------
                                                                                                                           409,290
                                                                                                                      ------------
PUBLISHING: NEWSPAPERS - 0.1%          AH Belo Corp.                                                          9,780          9,584
                                       Dolan Media Co. (a)                                                   13,400        105,458
                                       Journal Communications, Inc. Class A                                  20,000         15,000
                                       Lee Enterprises, Inc. (b)                                             19,500          5,460
                                       McClatchy Co. Class A (b)                                             24,300         11,907
                                       Media General, Inc. Class A (b)                                       13,100         25,152
                                                                                                                      ------------
                                                                                                                           172,561
                                                                                                                      ------------
RADIO & TV BROADCASTERS - 0.1%         Cox Radio, Inc. Class A (a)                                           12,900         52,890
                                       Crown Media Holdings, Inc. Class A (a)                                 4,498          9,176
                                       Cumulus Media, Inc. Class A (a)                                       13,900         14,039
                                       Entercom Communications Corp.                                         13,900         15,290
                                       Fisher Communications, Inc.                                            3,600         35,136
                                       Gray Television, Inc.                                                 19,500          6,240
                                       Lin TV Corp. Class A (a)                                              14,400         16,128
                                       Outdoor Channel Holdings, Inc. (a)                                     8,100         55,242
                                       RHI Entertainment, Inc. (a)                                            6,400          9,728
                                       Sinclair Broadcast Group, Inc. Class A                                25,964         26,743
                                                                                                                      ------------
                                                                                                                           240,612
                                                                                                                      ------------
RAILROAD EQUIPMENT - 0.3%              American Railcar Industries, Inc.                                      4,900         37,387
                                       Freightcar America, Inc.                                               6,200        108,686
                                       Greenbrier Cos., Inc.                                                  9,100         33,306
                                       Westinghouse Air Brake Technologies Corp.                             25,339        668,443
                                                                                                                      ------------
                                                                                                                           847,822
                                                                                                                      ------------
RAILROADS - 0.1%                       Genesee & Wyoming, Inc. Class A (a)                                   16,075        341,594
                                                                                                                      ------------
REAL ESTATE - 0.2%                     Avatar Holdings, Inc. (a)                                              3,300         49,434
                                       Consolidated-Tomoka Land Co.                                           2,900         86,130
                                       FX Real Estate and Entertainment, Inc. (a)                             3,220            517
                                       Forestar Group, Inc. (a)(b)                                           17,200        131,580
                                       Griffin Land & Nurseries, Inc.                                         1,500         52,500
                                       Grubb & Ellis Co.                                                     14,200          8,946
                                       Maui Land & Pineapple Co., Inc. (a)                                    2,463         20,911
                                       Meruelo Maddux Properties, Inc. (a)                                   17,380          1,269
                                       Stratus Properties, Inc. (a)                                           3,000         18,150
                                       Tejon Ranch Co. (a)                                                    5,815        120,196
                                       Thomas Properties Group, Inc.                                         12,900         15,222
                                       United Capital Corp. (a)                                                 600         10,350
                                                                                                                      ------------
                                                                                                                           515,205
                                                                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS          Acadia Realty Trust (c)                                               17,813        188,996
(REITS) - 5.2%                         Agree Realty Corp.                                                     4,200         65,898
                                       Alexander's, Inc.                                                      1,067        181,795
                                       American Campus Communities, Inc.                                     22,203        385,444
                                       American Capital Agency Corp.                                          5,300         90,683
                                       Anthracite Capital, Inc. (d)                                          27,800          9,452
                                       Anworth Mortgage Asset Corp.                                          51,900        318,147
                                       Arbor Realty Trust, Inc. (b)                                           7,100          5,112

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Ashford Hospitality Trust, Inc.                                       46,080   $     70,963
                                       Associated Estates Realty Corp.                                        7,800         44,304
                                       BioMed Realty Trust, Inc. (b)                                         42,120        285,152
                                       Capital Trust, Inc. (b)                                                9,100         10,010
                                       CapLease, Inc.                                                        23,600         46,492
                                       Capstead Mortgage Corp.                                               33,100        355,494
                                       Care Investment Trust, Inc.                                            5,800         31,668
                                       Cedar Shopping Centers, Inc.                                          20,300         35,322
                                       Chimera Investment Corp.                                              71,400        239,904
                                       Cogdell Spencer, Inc.                                                  6,700         34,170
                                       Colonial Properties Trust                                             24,900         94,869
                                       Corporate Office Properties Trust                                     22,000        546,260
                                       Cousins Properties, Inc. (b)                                          22,800        146,832
                                       DCT Industrial Trust, Inc.                                            89,910        285,015
                                       DiamondRock Hospitality Co.                                           49,650        199,097
                                       Dupont Fabros Technology, Inc.                                         7,000         48,160
                                       Eastgroup Properties, Inc.                                            13,027        365,668
                                       Education Realty Trust, Inc.                                          15,300         53,397
                                       Entertainment Properties Trust                                        18,180        286,517
                                       Equity Lifestyle Properties, Inc.                                     10,694        407,441
                                       Equity One, Inc. (b)                                                  16,900        206,011
                                       Extra Space Storage, Inc.                                             44,850        247,124
                                       FelCor Lodging Trust, Inc.                                            34,670         47,151
                                       First Industrial Realty Trust, Inc. (b)                               23,600         57,820
                                       First Potomac Realty Trust                                            14,400        105,840
                                       Franklin Street Properties Corp. (b)                                  30,900        380,070
                                       Friedman Billings Ramsey Group, Inc. Class A (a)                      60,800         12,160
                                       Getty Realty Corp.                                                     9,100        166,985
                                       Glimcher Realty Trust                                                 21,156         29,618
                                       Gramercy Capital Corp.                                                20,002         19,402
                                       Hatteras Financial Corp.                                               8,100        202,419
                                       Healthcare Realty Trust, Inc.                                         30,800        461,692
                                       Hersha Hospitality Trust                                              26,400         50,160
                                       Highwoods Properties, Inc.                                            33,200        711,144
                                       Home Properties, Inc.                                                 16,520        506,338
                                       Inland Real Estate Corp.                                              30,100        213,409
                                       Investors Real Estate Trust                                           30,100        296,786
                                       Kite Realty Group Trust                                               12,640         30,968
                                       LTC Properties, Inc.                                                  12,100        212,234
                                       LaSalle Hotel Properties                                              21,020        122,757
                                       Lexington Corporate Properties Trust                                  42,192        100,417
                                       MFA Financial, Inc.                                                  116,500        685,020
                                       Maguire Properties, Inc. (a)                                          18,100         13,032
                                       Medical Properties Trust, Inc.                                        41,800        152,570
                                       Mid-America Apartment Communities, Inc.                               14,729        454,095
                                       Mission West Properties, Inc.                                          9,300         59,520
                                       Monmouth Real Estate Investment Corp. Class A                          9,300         61,473

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       National Health Investors, Inc.                                       11,629   $    312,471
                                       National Retail Properties, Inc.                                      40,975        649,044
                                       Newcastle Investment Corp.                                            21,800         14,170
                                       NorthStar Realty Finance Corp. (b)                                    29,465         68,359
                                       Omega Healthcare Investors, Inc.                                      42,900        604,032
                                       One Liberty Properties, Inc.                                           4,400         15,488
                                       PS Business Parks, Inc.                                                7,908        291,410
                                       Parkway Properties, Inc.                                               8,004         82,441
                                       Pennsylvania Real Estate Investment Trust (b)                         18,732         66,499
                                       Post Properties, Inc.                                                 23,086        234,092
                                       Potlatch Corp.                                                        20,647        478,804
                                       RAIT Investment Trust (b)                                             32,810         40,028
                                       Ramco-Gershenson Properties Trust                                      8,500         54,825
                                       Realty Income Corp. (b)                                               53,000        997,460
                                       Redwood Trust, Inc.                                                   31,495        483,448
                                       Resource Capital Corp.                                                11,300         34,352
                                       Saul Centers, Inc.                                                     5,022        115,355
                                       Senior Housing Properties Trust                                       63,014        883,456
                                       Sovran Self Storage, Inc.                                             11,480        230,518
                                       Strategic Hotel Capital, Inc.                                         35,200         24,288
                                       Sun Communities, Inc.                                                  8,643        102,247
                                       Sunstone Hotel Investors, Inc.                                        28,521         75,010
                                       Tanger Factory Outlet Centers, Inc.                                   16,522        509,869
                                       U-Store-It Trust                                                      26,670         53,873
                                       Universal Health Realty Income Trust                                   6,227        182,015
                                       Urstadt Biddle Properties, Inc. Class A                               10,900        146,278
                                       Washington Real Estate Investment Trust                               27,365        473,415
                                       Winthrop Realty Trust                                                  6,040         41,736
                                                                                                                      ------------
                                                                                                                        17,703,460
                                                                                                                      ------------
RECREATIONAL VEHICLES & BOATS - 0.2%   Drew Industries, Inc. (a)                                             10,400         90,272
                                       Marine Products Corp.                                                  4,775         20,246
                                       Polaris Industries, Inc. (b)                                          17,300        370,912
                                       Winnebago Industries, Inc.                                            15,390         81,721
                                                                                                                      ------------
                                                                                                                           563,151
                                                                                                                      ------------
RENTAL & LEASING SERVICES:             Aircastle Ltd.                                                        24,500        113,925
COMMERCIAL - 0.3%                      CAI International, Inc. (a)                                            4,000         11,320
                                       Electro Rent Corp.                                                    10,753        103,659
                                       H&E Equipment Services, Inc. (a)                                       8,800         57,640
                                       McGrath RentCorp                                                      12,410        195,582
                                       Mobile Mini, Inc. (a)                                                 18,142        208,996
                                       RSC Holdings, Inc. (a)(b)                                             25,000        131,500
                                       TAL International Group, Inc.                                          7,700         56,364
                                                                                                                      ------------
                                                                                                                           878,986
                                                                                                                      ------------
RENTAL & LEASING SERVICES:             Amerco, Inc. (a)                                                       4,900        164,297
CONSUMER - 0.3%                        Dollar Thrifty Automotive Group, Inc. (a)                             11,695         13,566
                                       Rent-A-Center, Inc. (a)                                               34,900        676,013
                                                                                                                      ------------
                                                                                                                           853,876
                                                                                                                      ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
RESTAURANTS - 1.8%                     AFC Enterprises, Inc. (a)                                             13,300   $     59,983
                                       BJ's Restaurants, Inc. (a)                                             9,100        126,581
                                       Bob Evans Farms, Inc.                                                 16,280        364,998
                                       Buffalo Wild Wings, Inc. (a)(b)                                        9,350        342,023
                                       CEC Entertainment, Inc. (a)                                           10,550        273,034
                                       CKE Restaurants, Inc.                                                 27,400        230,160
                                       California Pizza Kitchen, Inc. (a)                                    10,950        143,226
                                       The Cheesecake Factory, Inc. (a)                                      31,300        358,385
                                       Cracker Barrel Old Country Store, Inc.                                11,600        332,224
                                       Denny's Corp. (a)                                                     50,000         83,500
                                       DineEquity, Inc. (b)                                                   9,148        108,495
                                       Domino's Pizza, Inc. (a)                                              20,550        134,603
                                       Einstein Noah Restaurant Group, Inc. (a)                               2,100         12,243
                                       Jack in the Box, Inc. (a)                                             30,736        715,841
                                       Krispy Kreme Doughnuts, Inc. (a)(b)                                   29,700         47,520
                                       Landry's Restaurants, Inc.                                             6,396         33,387
                                       Luby's, Inc. (a)                                                      10,200         50,082
                                       O'Charleys, Inc.                                                      10,084         30,353
                                       P.F. Chang's China Bistro, Inc. (a)                                   12,708        290,759
                                       Papa John's International, Inc. (a)                                   11,496        262,914
                                       Red Robin Gourmet Burgers, Inc. (a)                                    8,100        142,803
                                       Ruby Tuesday, Inc. (a)                                                27,400         80,008
                                       Ruth's Hospitality Group, Inc. (a)                                    12,400         15,004
                                       Sonic Corp. (a)                                                       31,420        314,828
                                       The Steak n Shake Co. (a)(b)                                          15,028        113,762
                                       Texas Roadhouse, Inc. Class A (a)                                     25,900        246,827
                                       Wendy's                                                              207,352      1,042,981
                                                                                                                      ------------
                                                                                                                         5,956,524
                                                                                                                      ------------
RETAIL - 4.0%                          1-800-FLOWERS.COM, Inc. Class A (a)                                   14,724         30,479
                                       99 Cents Only Stores (a)                                              24,600        227,304
                                       Aaron's, Inc. (b)                                                     23,793        634,321
                                       Aeropostale, Inc. (a)                                                 34,975        928,936
                                       America's Car Mart, Inc. (a)                                           5,300         72,027
                                       Asbury Automotive Group, Inc.                                         16,900         72,839
                                       bebe Stores, Inc.                                                     20,100        134,067
                                       Bidz.com, Inc. (a)                                                     2,800         11,256
                                       Big 5 Sporting Goods Corp.                                            11,600         68,092
                                       Blockbuster, Inc. Class A (a)(b)                                      83,200         59,904
                                       Blue Nile, Inc. (a)(b)                                                 7,000        211,050
                                       Borders Group, Inc. (a)                                               25,000         15,750
                                       Brown Shoe Co., Inc.                                                  22,427         84,101
                                       The Buckle, Inc.                                                      12,109        386,640
                                       Build-A-Bear Workshop, Inc. (a)                                        8,900         54,023
                                       Cabela's, Inc. Class A (a)(b)                                         20,600        187,666
                                       Cache, Inc. (a)                                                        7,050         20,304
                                       Casual Male Retail Group, Inc. (a)                                    14,500          7,105
                                       The Cato Corp. Class A                                                14,495        264,969

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Central Garden & Pet Co. Class A (a)                                  33,234   $    249,920
                                       Charlotte Russe Holding, Inc. (a)                                     11,000         89,650
                                       Charming Shoppes, Inc. (a)                                            59,640         83,496
                                       Chico's FAS, Inc. (a)                                                 92,300        495,651
                                       The Children's Place Retail Stores, Inc. (a)                          12,185        266,730
                                       Christopher & Banks Corp.                                             18,528         75,779
                                       Citi Trends, Inc. (a)                                                  7,500        171,675
                                       Coldwater Creek, Inc. (a)                                             30,000         75,300
                                       Collective Brands, Inc. (a)                                           33,500        326,290
                                       Conn's, Inc. (a)(b)                                                    5,200         73,008
                                       DSW, Inc. Class A (a)(b)                                               7,100         65,959
                                       Dillard's, Inc. Class A (b)                                           29,900        170,430
                                       Dress Barn, Inc. (a)                                                  23,590        289,921
                                       drugstore.com, Inc. (a)                                               44,100         51,597
                                       Ezcorp, Inc. (a)                                                      23,500        271,895
                                       The Finish Line, Inc. Class A                                         22,380        148,156
                                       Fred's, Inc.                                                          20,935        236,147
                                       Gaiam, Inc. (a)                                                        9,900         32,472
                                       Genesco, Inc. (a)                                                     10,038        189,016
                                       Group 1 Automotive, Inc.                                              12,132        169,484
                                       Gymboree Corp. (a)                                                    14,858        317,218
                                       Haverty Furniture Cos., Inc.                                           9,436         99,361
                                       hhgregg, Inc. (a)                                                      6,600         93,390
                                       Hibbett Sports, Inc. (a)                                              14,875        285,898
                                       Hot Topic, Inc. (a)                                                   22,881        256,038
                                       Insight Enterprises, Inc. (a)                                         24,798         75,882
                                       Jo-Ann Stores, Inc. (a)                                               13,305        217,404
                                       Jos. A. Bank Clothiers, Inc. (a)(b)                                    9,533        265,113
                                       Lawson Products, Inc.                                                  1,988         24,194
                                       Lumber Liquidators, Inc. (a)                                           5,000         63,750
                                       MarineMax, Inc. (a)                                                    9,800         19,208
                                       Men's Wearhouse, Inc.                                                 27,000        408,780
                                       Monro Muffler, Inc.                                                    8,550        233,672
                                       NetFlix, Inc. (a)(b)                                                  21,100        905,612
                                       New York & Co. (a)                                                    12,300         43,665
                                       Nu Skin Enterprises, Inc. Class A                                     25,926        271,964
                                       Overstock.com, Inc. (a)                                                8,100         74,115
                                       PC Connection, Inc. (a)                                                4,500         17,100
                                       PC Mall, Inc. (a)                                                      6,400         29,056
                                       Pacific Sunwear of California, Inc. (a)                               35,400         58,764
                                       The Pep Boys - Manny, Moe & Jack                                      22,210         97,946
                                       PetMed Express, Inc. (a)                                              12,400        204,352
                                       Pier 1 Imports, Inc. (a)                                              36,699         20,551
                                       PriceSmart, Inc.                                                       7,600        136,876
                                       Retail Ventures, Inc. (a)                                             15,400         23,408
                                       Rex Stores Corp. (a)                                                   4,400         47,168
                                       Rush Enterprises, Inc. Class A (a)                                    17,600        156,992

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Sally Beauty Co., Inc. (a)                                            49,400   $    280,592
                                       School Specialty, Inc. (a)                                             9,854        173,332
                                       Shoe Carnival, Inc. (a)                                                4,200         43,470
                                       Shutterfly, Inc. (a)                                                  10,400         97,448
                                       Sonic Automotive, Inc.                                                15,100         24,160
                                       Stage Stores, Inc.                                                    20,050        202,104
                                       Stamps.com, Inc. (a)                                                   7,303         70,839
                                       Stein Mart, Inc. (a)                                                  13,424         38,795
                                       Syms Corp. (a)                                                         3,200         19,584
                                       Systemax, Inc.                                                         5,000         64,600
                                       The Talbots, Inc. (b)                                                 13,300         46,683
                                       Titan Machinery, Inc. (a)                                              4,000         35,960
                                       Tractor Supply Co. (a)                                                17,400        627,444
                                       Tuesday Morning Corp. (a)                                             16,190         20,561
                                       Tween Brands, Inc. (a)                                                14,166         30,315
                                       Ulta Salon Cosmetics & Fragrance, Inc. (a)                            10,700         70,834
                                       The Wet Seal, Inc. Class A (a)                                        48,300        162,288
                                       Zale Corp. (a)(b)                                                     18,700         36,465
                                       Zumiez, Inc. (a)                                                      10,300         99,910
                                                                                                                      ------------
                                                                                                                        13,596,270
                                                                                                                      ------------
SAVINGS & LOAN - 1.3%                  Abington Bancorp, Inc.                                                12,880        106,646
                                       Anchor Bancorp Wisconsin, Inc.                                        10,337         13,955
                                       Bank Mutual Corp.                                                     25,338        229,562
                                       BankFinancial Corp.                                                   10,400        103,688
                                       Beneficial Mutual Bancorp, Inc. (a)                                   17,200        169,420
                                       Berkshire Hills Bancorp, Inc.                                          6,300        144,396
                                       Brookline Bancorp, Inc.                                               30,487        289,627
                                       Brooklyn Federal Bancorp, Inc.                                         2,400         26,472
                                       Clifton Savings Bancorp, Inc.                                          4,400         44,000
                                       Dime Community Bancshares, Inc.                                       12,449        116,772
                                       Doral Financial Corp. (a)                                              2,600          4,680
                                       ESSA Bancorp, Inc.                                                     8,300        110,473
                                       First Financial Holdings, Inc.                                         6,326         48,394
                                       First Financial Northwest, Inc.                                       10,800         90,072
                                       First Niagara Financial Group, Inc.                                   62,053        676,378
                                       First Place Financial Corp.                                            9,500         31,920
                                       Flagstar Bancorp, Inc. (a)                                            18,150         13,613
                                       Flushing Financial Corp.                                              11,275         67,876
                                       Fox Chase Bancorp, Inc. (a)                                            2,900         27,405
                                       Guaranty Financial Group, Inc. (a)(b)                                 42,800         44,940
                                       Home Federal Bancorp, Inc.                                             3,800         33,174
                                       Kearny Financial Corp.                                                 7,700         80,696
                                       NewAlliance Bancshares, Inc.                                          56,800        666,832
                                       Northfield Bancorp, Inc. (b)                                           8,700         95,091
                                       Northwest Bancorp, Inc.                                                8,967        151,542
                                       OceanFirst Financial Corp.                                             4,800         49,056
                                       Ocwen Financial Corp. (a)                                             18,665        213,341

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Oritani Financial Corp. (a)                                            5,500   $     77,000
                                       Provident New York Bancorp                                            21,089        180,311
                                       United Community Financial Corp.                                      14,514         17,562
                                       United Financial Bancorp, Inc.                                         8,900        116,501
                                       ViewPoint Financial Group                                              4,600         55,338
                                       W Hldg Co., Inc.                                                       1,396         12,690
                                       WSFS Financial Corp.                                                   3,291         73,587
                                       Waterstone Financial, Inc. (a)                                         2,700          5,508
                                       Westfield Financial, Inc.                                             16,712        147,066
                                                                                                                      ------------
                                                                                                                         4,335,584
                                                                                                                      ------------
SECURITIES BROKERAGE &                 BGC Partners, Inc.                                                    18,123         40,052
SERVICES - 0.7%                        GFI Group, Inc.                                                       34,700        111,387
                                       Gladstone Investment Corp.                                            11,700         44,694
                                       Interactive Brokers Group, Inc. Class A (a)                           21,300        343,569
                                       International Assets Holding Corp., Inc. (a)                           2,200         22,418
                                       KBW, Inc. (a)(b)                                                      14,400        293,040
                                       Knight Capital Group, Inc. Class A (a)                                49,200        725,208
                                       LaBranche & Co., Inc. (a)                                             26,700         99,858
                                       Ladenburg Thalmann Financial Services, Inc. (a)                       42,000         22,260
                                       MarketAxess Holdings, Inc. (a)                                        16,300        124,532
                                       optionsXpress Holdings, Inc.                                          22,200        252,414
                                       Penson Worldwide, Inc. (a)                                             8,900         57,227
                                       SWS Group, Inc.                                                       12,806        198,877
                                       TradeStation Group, Inc. (a)                                          16,900        111,540
                                                                                                                      ------------
                                                                                                                         2,447,076
                                                                                                                      ------------
SERVICES: COMMERCIAL - 3.2%            ABM Industries, Inc. (b)                                              22,870        375,068
                                       AMN Healthcare Services, Inc. (a)                                     17,805         90,805
                                       Administaff, Inc.                                                     11,261        237,945
                                       The Advisory Board Co. (a)                                             8,400        139,272
                                       CBIZ, Inc. (a)                                                        23,453        163,467
                                       CDI Corp.                                                              6,601         64,162
                                       COMSYS IT Partners, Inc. (a)                                           7,000         15,470
                                       CRA International, Inc. (a)                                            5,800        109,504
                                       CoStar Group, Inc. (a)                                                10,250        310,063
                                       Compass Diversified Holdings                                          12,500        111,500
                                       Cornell Cos., Inc. (a)                                                 5,800         94,946
                                       Cross Country Healthcare, Inc. (a)                                    16,100        105,455
                                       Dice Holdings, Inc. (a)                                                7,500         20,850
                                       DynCorp. International, Inc. (a)                                      13,000        173,290
                                       ExlService Holdings, Inc. (a)                                          7,500         64,650
                                       Exponent, Inc. (a)                                                     7,204        182,477
                                       First Advantage Corp. Class A (a)                                      5,400         74,412
                                       Forrester Research, Inc. (a)                                           8,181        168,201
                                       G&K Services, Inc. Class A                                             9,677        182,992
                                       The Geo Group, Inc. (a)                                               26,700        353,775
                                       Gevity HR, Inc.                                                       11,800         46,610
                                       Global Sources Ltd. (a)                                                8,798         34,223

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Global Traffic Network, Inc. (a)                                       5,600   $     16,968
                                       Healthcare Services Group, Inc.                                       21,837        326,900
                                       Heidrick & Struggles International, Inc.                               9,058        160,689
                                       Hudson Highland Group, Inc. (a)                                       13,700         15,207
                                       Huron Consulting Group, Inc. (a)                                      10,900        462,487
                                       ICF International, Inc. (a)                                            3,500         80,395
                                       ICT Group, Inc. (a)                                                    4,700         26,179
                                       inVentiv Health, Inc. (a)                                             17,300        141,168
                                       Kelly Services, Inc. Class A                                          13,768        110,832
                                       Kforce, Inc. (a)                                                      16,100        113,183
                                       Korn/Ferry International (a)                                          24,268        219,868
                                       Liquidity Services, Inc. (a)                                           7,800         54,522
                                       MAXIMUS, Inc.                                                          9,204        366,871
                                       MPS Group, Inc. (a)                                                   49,405        293,960
                                       Midas, Inc. (a)                                                        7,342         58,149
                                       Navigant Consulting, Inc. (a)                                         25,323        330,972
                                       On Assignment, Inc. (a)                                               19,000         51,490
                                       PHH Corp. (a)(b)                                                      28,364        398,514
                                       PRG-Schultz International, Inc. (a)                                    8,500         24,140
                                       Regis Corp.                                                           22,500        325,125
                                       Resources Connection, Inc. (a)                                        23,832        359,387
                                       Rollins, Inc.                                                         21,753        373,064
                                       SYKES Enterprises, Inc. (a)                                           17,261        287,050
                                       Spherion Corp. (a)                                                    27,129         56,428
                                       Standard Parking Corp. (a)                                             4,000         65,600
                                       TeleTech Holdings, Inc. (a)                                           19,089        207,879
                                       Tetra Tech, Inc. (a)                                                  30,831        628,336
                                       TrueBlue, Inc. (a)                                                    23,222        191,582
                                       Unifirst Corp.                                                         7,500        208,800
                                       Viad Corp.                                                            10,900        153,908
                                       Volt Information Sciences, Inc. (a)                                    6,438         42,813
                                       Watson Wyatt Worldwide, Inc.                                          22,315      1,101,692
                                       World Fuel Services Corp.                                             15,000        474,450
                                                                                                                      ------------
                                                                                                                        10,847,745
                                                                                                                      ------------
SHIPPING - 0.6%                        American Commercial Lines, Inc. (a)                                   19,000         60,230
                                       DHT Maritime, Inc.                                                    20,600         79,104
                                       Eagle Bulk Shipping, Inc. (b)                                         24,600        104,550
                                       Genco Shipping & Trading Ltd. (b)                                     12,700        156,718
                                       General Maritime Corp.                                                25,440        178,080
                                       Golar LNG Ltd.                                                        18,600         63,798
                                       Gulfmark Offshore, Inc. (a)                                           11,800        281,548
                                       Horizon Lines, Inc. Class A (b)                                       16,100         48,783
                                       International Shipholding Corp.                                        3,000         59,010
                                       Knightsbridge Tankers Ltd.                                             9,000        130,950
                                       Nordic American Tanker Shipping Ltd. (b)                              19,800        580,140
                                       Ship Finance International Ltd.                                       22,100        144,976
                                       TBS International Ltd. (a)                                             5,700         41,895

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Teekay Tankers Ltd. Class A                                            7,100   $     67,521
                                       Ultrapetrol Bahamas Ltd. (a)                                          12,600         34,020
                                                                                                                      ------------
                                                                                                                         2,031,323
                                                                                                                      ------------
SHOES - 0.6%                           Crocs, Inc. (a)(b)                                                    44,700         53,193
                                       Deckers Outdoor Corp. (a)                                              6,800        360,672
                                       Iconix Brand Group, Inc. (a)(b)                                       30,200        267,270
                                       K-Swiss, Inc. Class A                                                 13,596        116,110
                                       Kenneth Cole Productions, Inc. Class A                                 4,992         31,899
                                       Skechers U.S.A., Inc. Class A (a)                                     17,255        115,091
                                       Steven Madden Ltd. (a)                                                 9,268        174,053
                                       Timberland Co. Class A (a)                                            25,000        298,500
                                       Weyco Group, Inc.                                                      3,400         88,128
                                       Wolverine World Wide, Inc. (b)                                        26,008        405,205
                                                                                                                      ------------
                                                                                                                         1,910,121
                                                                                                                      ------------
SOAPS & HOUSEHOLD                      Chattem, Inc. (a)(b)                                                   9,000        504,450
CHEMICALS - 0.3%                       Helen of Troy Ltd. (a)                                                15,800        217,250
                                       WD-40 Co.                                                              8,589        207,338
                                                                                                                      ------------
                                                                                                                           929,038
                                                                                                                      ------------
STEEL - 0.0%                           China Precision Steel, Inc. (a)                                       11,000         12,870
                                       General Steel Holdings, Inc. (a)(b)                                    5,400         14,202
                                       Olympic Steel, Inc.                                                    4,800         72,816
                                       Sutor Technology Group Ltd. (a)                                        3,200          4,480
                                       Universal Stainless & Alloy Products, Inc. (a)                         3,600         34,812
                                                                                                                      ------------
                                                                                                                           139,180
                                                                                                                      ------------
SUGAR - 0.0%                           Imperial Sugar Co. New Shares                                          6,400         46,016
                                                                                                                      ------------
SYNTHETIC FIBERS - 0.0%                ZoltekCos., Inc. (a)(b)                                               14,500         98,745
                                                                                                                      ------------
TELECOMMUNICATIONS                     Applied Signal Technology, Inc.                                        6,600        133,518
EQUIPMENT - 0.3%                       Arris Group, Inc. (a)                                                 64,100        472,417
                                       Cogo Group, Inc. (a)                                                  12,500         83,500
                                       Mastec, Inc. (a)                                                      25,300        305,877
                                       OpNext, Inc. (a)                                                      14,400         24,624
                                       Powerwave Technologies, Inc. (a)                                      55,677         33,072
                                       Symmetricom, Inc. (a)                                                 24,200         84,700
                                       UTStarcom, Inc. (a)                                                   52,100         40,638
                                                                                                                      ------------
                                                                                                                         1,178,346
                                                                                                                      ------------
TEXTILE PRODUCTS - 0.0%                Interface, Inc. Class A                                               28,521         85,278
                                       Unifi, Inc. (a)                                                       21,600         13,824
                                       Xerium Technologies, Inc. (a)                                          6,700          4,489
                                                                                                                      ------------
                                                                                                                           103,591
                                                                                                                      ------------
TEXTILES APPAREL                       American Apparel, Inc. (a)                                            18,200         53,144
MANUFACTURERS - 0.8%                   Carter's, Inc. (a)                                                    29,600        556,776
                                       Cherokee, Inc.                                                         4,000         62,400
                                       Columbia Sportswear Co. (b)                                            6,500        194,480
                                       FGX International Holdings Ltd. (a)                                    7,300         84,826
                                       G-III Apparel Group, Ltd. (a)                                          7,300         40,296
                                       J. Crew Group, Inc. (a)(b)                                            22,170        292,201
                                       lululemon athletica, inc. (a)                                         10,300         89,198

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       Maidenform Brands, Inc. (a)                                           11,800   $    108,088
                                       Oxford Industries, Inc.                                                7,742         47,768
                                       Perry Ellis International, Inc. (a)                                    6,850         23,701
                                       Quiksilver, Inc. (a)                                                  66,300         84,864
                                       True Religion Apparel, Inc. (a)                                        9,000        106,290
                                       Under Armour, Inc. Class A (a)(b)                                     17,300        284,239
                                       Volcom, Inc. (a)                                                       9,600         93,120
                                       The Warnaco Group, Inc. (a)                                           23,800        571,200
                                                                                                                      ------------
                                                                                                                         2,692,591
                                                                                                                      ------------
TIRES & RUBBER - 0.1%                  Cooper Tire & Rubber Co.                                              30,900        124,836
                                       Titan International, Inc.                                             18,025         90,666
                                                                                                                      ------------
                                                                                                                           215,502
                                                                                                                      ------------
TOBACCO - 0.3%                         Alliance One International, Inc. (a)                                  46,555        178,771
                                       Star Scientific, Inc. (a)(b)                                          38,500        164,780
                                       Universal Corp.                                                       13,356        399,612
                                       Vector Group Ltd. (b)                                                 17,291        224,610
                                                                                                                      ------------
                                                                                                                           967,773
                                                                                                                      ------------
TOYS - 0.1%                            Jakks Pacific, Inc. (a)                                               14,330        176,976
                                       Leapfrog Enterprises, Inc. (a)                                        18,446         25,455
                                       RC2 Corp. (a)                                                          9,313         49,080
                                                                                                                      ------------
                                                                                                                           251,511
                                                                                                                      ------------
TRANSPORTATION MISCELLANEOUS - 0.2%    Dynamex, Inc. (a)                                                      4,700         61,476
                                       HUB Group, Inc. Class A (a)                                           19,400        329,800
                                       Odyssey Marine Exploration, Inc. (a)(b)                               27,500         93,225
                                       Pacer International, Inc.                                             18,500         64,750
                                       Textainer Group Holdings Ltd.                                          4,000         27,000
                                                                                                                      ------------
                                                                                                                           576,251
                                                                                                                      ------------
TRUCKERS - 0.8%                        Arkansas Best Corp.                                                   11,841        225,216
                                       Celadon Group, Inc. (a)                                               10,300         57,165
                                       Forward Air Corp.                                                     15,132        245,592
                                       Heartland Express, Inc.                                               28,873        427,609
                                       Knight Transportation, Inc. (b)                                       29,962        454,224
                                       Marten Transport Ltd. (a)                                              8,050        150,374
                                       Old Dominion Freight Line, Inc. (a)                                   14,525        341,192
                                       Patriot Transportation Holding, Inc. (a)                                 600         37,392
                                       Saia, Inc. (a)                                                         7,081         84,618
                                       Universal Truckload Services, Inc.                                     2,300         32,982
                                       Werner Enterprises, Inc.                                              22,300        337,176
                                       YRC Worldwide, Inc. (a)(b)                                            30,000        134,700
                                                                                                                      ------------
                                                                                                                         2,528,240
                                                                                                                      ------------
UTILITIES: ELECTRICAL - 2.6%           Allete, Inc. (c)                                                      14,466        386,097
                                       Avista Corp.                                                          27,775        382,739
                                       Black Hills Corp.                                                     20,100        359,589
                                       CH Energy Group, Inc.                                                  8,289        388,754
                                       Central Vermont Public Service Corp.                                   6,100        105,530
                                       Cleco Corp.                                                           31,467        682,519
                                       El Paso Electric Co. (a)                                              23,508        331,228

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       The Empire District Electric Co.                                      17,668   $    255,126
                                       IDACORP, Inc.                                                         23,700        553,632
                                       ITC Holdings Corp.                                                    25,900      1,129,758
                                       MGE Energy, Inc.                                                      11,545        362,167
                                       NorthWestern Corp.                                                    18,800        403,824
                                       Otter Tail Corp.                                                      18,486        407,616
                                       PNM Resources, Inc.                                                   45,200        373,352
                                       Pike Electric Corp. (a)                                                8,900         82,325
                                       Portland General Electric Co.                                         39,300        691,287
                                       UIL Holdings Corp.                                                    13,267        296,119
                                       Unisource Energy Corp.                                                17,983        506,941
                                       Westar Energy, Inc.                                                   54,900        962,397
                                                                                                                      ------------
                                                                                                                         8,661,000
                                                                                                                      ------------
UTILITIES: GAS DISTRIBUTORS - 1.6%     Chesapeake Utilities Corp.                                             3,600        109,728
                                       The Laclede Group, Inc.                                               11,448        446,243
                                       New Jersey Resources Corp.                                            21,961        746,235
                                       Nicor, Inc.                                                           23,600        784,228
                                       Northwest Natural Gas Co.                                             13,799        599,153
                                       Piedmont Natural Gas Co. (b)                                          38,400        994,176
                                       South Jersey Industries, Inc.                                         15,532        543,620
                                       Southwest Gas Corp.                                                   22,690        478,078
                                       WGL Holdings, Inc.                                                    25,900        849,520
                                                                                                                      ------------
                                                                                                                         5,550,981
                                                                                                                      ------------
UTILITIES: GAS PIPELINES - 0.0%        Crosstex Energy, Inc.                                                 22,000         36,080
                                                                                                                      ------------
UTILITIES: MISCELLANEOUS - 0.1%        Ormat Technologies, Inc. (b)                                           9,400        258,124
                                       Synthesis Energy Systems, Inc. (a)                                     8,600          5,676
                                                                                                                      ------------
                                                                                                                           263,800
                                                                                                                      ------------
UTILITIES:                             Alaska Communications Systems Group, Inc.                             22,700        152,090
TELECOMMUNICATIONS - 1.3%              Atlantic Tele-Network, Inc.                                            5,000         95,900
                                       Cbeyond Communications, Inc. (a)                                      12,500        235,375
                                       Centennial Communications Corp. (a)                                   33,826        279,403
                                       Cincinnati Bell, Inc. (a)                                            120,700        277,610
                                       Cogent Communications Group, Inc. (a)                                 23,400        168,480
                                       Consolidated Communications Holdings, Inc.                            12,135        124,505
                                       FairPoint Communications, Inc.                                        41,793         32,599
                                       FiberTower Corp. (a)                                                  46,850          9,370
                                       General Communication, Inc. Class A (a)                               23,739        158,577
                                       Global Crossing Ltd. (a)                                              13,700         95,900
                                       Globalstar, Inc. (a)                                                  18,000          6,300
                                       ICO Global Communications Holdings Ltd. (a)                           42,700         14,945
                                       IDT Corp. Class B (a)                                                 11,366         13,185
                                       iPCS, Inc. (a)                                                         9,000         87,390
                                       Ibasis, Inc. (a)                                                      10,600          7,102
                                       Iowa Telecommunications Services, Inc.                                16,800        192,528
                                       j2 Global Communications, Inc. (a)                                    23,200        507,848
                                       NTELOS Holdings Corp.                                                 15,700        284,798
                                       Neutral Tandem, Inc. (a)                                               8,700        214,107

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                               COMMON STOCKS                                                      SHARES          VALUE
------------------------------------   -------------------------------------------------------------   ------------   ------------
                                       ORBCOMM, Inc. (a)                                                     15,200   $     22,344
                                       PAETEC Holding Corp. (a)                                              65,020         93,629
                                       Premiere Global Services, Inc. (a)                                    32,400        285,768
                                       RCN Corp. (a)                                                         19,800         73,260
                                       Shenandoah Telecom Co.                                                11,800        269,040
                                       TW Telecom, Inc. (a)                                                  77,000        673,750
                                       USA Mobility, Inc.                                                    11,620        107,020
                                       Virgin Mobile USA, Inc. (a)                                           20,800         26,832
                                       Vonage Holdings Corp. (a)(b)                                          24,300          9,720
                                                                                                                      ------------
                                                                                                                         4,519,375
                                                                                                                      ------------
UTILITIES: WATER - 0.4%                American States Water Co.                                              9,085        329,967
                                       California Water Service Group                                        10,296        430,990
                                       Connecticut Water Service, Inc.                                        4,000         81,120
                                       Consolidated Water Co., Inc.                                           7,700         83,545
                                       Middlesex Water Co.                                                    7,100        102,240
                                       SJW Corp.                                                              6,848        174,145
                                       Southwest Water Co.                                                   13,083         56,257
                                                                                                                      ------------
                                                                                                                         1,258,264
                                                                                                                      ------------
WHOLESALERS - 0.2%                     Brightpoint, Inc. (a)                                                 26,230        112,264
                                       Chindex International, Inc. (a)                                        6,100         30,317
                                       Houston Wire & Cable Co.                                               9,500         73,625
                                       MWI Veterinary Supply, Inc. (a)                                        5,400        153,792
                                       United Stationers, Inc. (a)                                           12,269        344,514
                                                                                                                      ------------
                                                                                                                           714,512
                                                                                                                      ------------
                                       TOTAL COMMON STOCKS - 97.5%                                                     330,046,289
                                                                                                                      ------------
                                       MUTUAL FUNDS
                                       BlackRock Kelso Capital Corp. (d)                                      6,900         28,911
                                       Gladstone Capital Corp.                                               11,100         69,486
                                       Hercules Technology Growth Capital, Inc.                              18,260         91,300
                                       Kayne Anderson Energy Development Co.                                  5,400         50,436
                                       Patriot Capital Funding, Inc.                                         11,100         20,313
                                       Pennantpark Investment Corp.                                          11,500         43,125
                                       Prospect Capital Corp.                                                15,600        132,912
                                                                                                                      ------------
                                       TOTAL MUTUAL FUNDS - 0.1%                                                           436,483
                                                                                                                      ------------
                                       WARRANTS (E)
COMMUNICATIONS TECHNOLOGY - 0.0%       Lantronix, Inc. (expires 2/09/11)                                        138              0
ENERGY MISCELLANEOUS - 0.0%            GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)                        180              0
                                                                                                                      ------------
                                       TOTAL WARRANTS - 0.0%                                                                     0
                                                                                                                      ------------
                                       RIGHTS
INSURANCE: PROPERTY-CASUALTY - 0.0%    United America Indemnity (g)                                           7,841          3,675
                                                                                                                      ------------
                                       TOTAL RIGHTS - 0.0%                                                                   3,675
                                                                                                                      ------------
                                       OTHER INTERESTS (H)
OIL: CRUDE PRODUCERS - 0.0%            PetroCorp Inc. (Escrow Shares) (a)                                       500              0
                                                                                                                      ------------
                                       TOTAL OTHER INTERESTS - 0.0%                                                              0
                                                                                                                      ------------
                                       TOTAL LONG-TERM INVESTMENTS
                                       (COST - $470,499,391) - 97.6%                                                   330,486,447
                                                                                                                      ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                       SHORT-TERM SECURITIES                                              SHARES          VALUE
                                       ------------------------------------------------------------   -------------   ------------
                                       BlackRock Liquidity Funds, TempFund, 0.646% (d)(i)                15,472,679   $ 15,472,679
                                                                                                                      ------------

                                                                                                        BENEFICIAL
                                                                                                         INTEREST
                                                                                                          (000)
                                                                                                      -------------
                                       BlackRock Liquidity Series, LLC Money Market Series, 1.17%
                                          (d)(i)(j)                                                   USD    31,039     31,038,878
                                                                                                                      ------------
                                       TOTAL SHORT-TERM SECURITIES (COST - $46,511,557) - 13.8%                         46,511,557
                                                                                                                      ------------
                                       TOTAL INVESTMENTS
                                       (COST - $517,010,948*) - 111.4%                                                 376,998,004
                                       LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%                                 (38,476,860)
                                                                                                                      ------------
                                       NET ASSETS- 100.0%                                                             $338,521,144
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                   $ 537,375,460
                                 =============
Gross unrealized appreciation    $  20,011,009
Gross unrealized depreciation     (180,388,465)
                                 -------------
Net unrealized depreciation      $(160,377,456)
                                 =============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                    PURCHASE        SALE      REALIZED
AFFILIATE                             COST          COST        GAIN      INCOME
---------                         -----------   -----------   --------   --------
Anthracite Capital, Inc.          $     5,968            --
BlackRock Kelso Capital Corp.     $    11,712            --         --   $    752
BlackRock Liquidity Funds,
   TempFund                        15,472,679*           --         --   $  4,764
BlackRock Liquidity Series, LLC
   Cash Sweep Series                       --   $33,514,609**       --   $ 38,919
BlackRock Liquidity Series, LLC
   Money Market Series            $ 6,394,676*           --         --   $128,816

*    Represents net purchase cost.
**   Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Restricted security as to resale, representing 0.0% of net assets were as follows:

                           Acquisition
Issue                          Date      Cost   Value
-----                      -----------   ----   -----
GreenHunter Energy, Inc.     6/27/08      --      --

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

(g)  The rights may be exercised until 4/06/09.

(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)  Represents the current yield as of report date.

(j)  Security was purchased with the cash proceeds from securities loans.

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

-    Financial futures contracts purchased as of March 31, 2008 were as follows:

                                    EXPIRATION      FACE       UNREALIZED
CONTRACTS           ISSUE              DATE         VALUE     APPRECIATION
---------   ---------------------   ----------   ----------   ------------
   195      Russell 2008 ICE MINI    June 2009   $7,533,308     $682,042

- The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series own assumption used in determining the fair value of investments)

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

          The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series' investments:

                   INVESTMENT IN   OTHER FINANCIAL
                     SECURITIES      INSTRUMENTS*
VALUATION INPUTS       ASSETS           ASSETS
----------------   -------------   ---------------
Level 1             $345,955,330       $682,042
Level 2               31,042,553             --
Level 3                      121             --
                    ------------       --------
TOTAL               $376,998,004       $682,042
                    ============       ========

     * Other financial instruments are future contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

          The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

                                    INVESTMENTS IN
                                      SECURITIES
                                    --------------
Balance, as of January 1, 2009               --
Accrued discounts/premiums                   --
Realized gain (loss)                  $(276,187)
Change in unrealized appreciation            --
Net purchases (sales)                      (498)
Net transfers in/out of Level 3         276,806
                                      ---------
Balance, as of March 31, 2009         $     121
                                      =========

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 98.51%
      0.875%, Due 4/15/2010 ++ ...............   $       10,553   $       10,500
      3.50%, Due 1/15/2011 ++ ................            4,840            5,053
      2.375%, Due 4/15/2011 ++ ...............            6,573            6,744
      3.375%, Due 1/15/2012 ++ ...............            2,354            2,503
      2.00%, Due 4/15/2012 ++ ................            5,816            5,983
      3.00%, Due 7/15/2012 ++ ................            7,761            8,258
      0.625%, Due 4/15/2013 ++ ...............            5,244            5,190
      1.875%, Due 7/15/2013 ++ ...............            7,828            8,023
      2.00%, Due 1/15/2014 ++ ................            8,940            9,212
      2.00%, Due 7/15/2014 ++ ................            7,963            8,222
      1.625%, Due 1/15/2015 ++ ...............            7,441            7,515
      1.875%, Due 7/15/2015 ++ ...............            6,376            6,542
      2.00%, Due 1/15/2016 ++ ................            6,292            6,490
      2.50%, Due 7/15/2016 ++ ................            6,225            6,653
      2.375%, Due 1/15/2017 ++ ...............            6,213            6,598
      2.625%, Due 7/15/2017 ++ ...............            5,037            5,470
      1.625%, Due 1/15/2018 ++ ...............            5,039            5,092
      1.375%, Due 7/15/2018 ++ ...............            5,644            5,598
      2.125%, Due 1/15/2019 ++ ...............            2,262            2,408
                                                                  --------------
   TOTAL U.S. TREASURY OBLIGATIONS ...........                           122,054
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 0.20%
   Columbia Government Reserve Fund ..........          249,787              250
                                                                  --------------
TOTAL INVESTMENTS - 98.71% (COST $119,563)....                    $      122,304
OTHER ASSETS, NET OF LIABILITIES - 1.29% .....                             1,601
TOTAL NET ASSETS - 100.00% ...................                    --------------
                                                                  $      123,905
                                                                  ==============


     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of March 31, 2009 is as follows (in thousands):

                                                Investments
Valuation Inputs                               in Securities
----------------                               -------------
Level 1 - Quoted Prices                         $  122,304
Level 2 - Other significant observable inputs             0
Level 3 - Significant unobservable inputs                 0
                                                -----------
Total                                              $122,304

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

         As of March 31, 2009, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 121,010       $  1,827            $ (533)    $ 1,294


The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2009 is provided below.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 49.23%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
   12.07%
      1.65%, Due 4/1/2009 ....................   $       10,000   $       10,000
      0.35%, Due 4/14/2009 ...................           13,335           13,333
      0.41%, Due 5/1/2009 ....................            2,800            2,799
      0.29%, Due 5/27/2009 ...................            7,000            6,997
      0.30%, Due 5/27/2009 ...................            3,000            2,998
      1.405%, Due 6/2/2009 ...................            5,000            4,988
      0.40%, Due 6/23/2009 ...................            6,000            5,995
      1.05%, Due 6/24/2009 ...................           10,000            9,976
      1.05%, Due 7/10/2009 ...................            5,000            4,985
      0.50%, Due 9/30/2009 ...................           10,000            9,975
                                                                  --------------
                                                                          72,046
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   20.43%
      1.20%, Due 5/5/2009 ....................            5,000            4,994
      0.32%, Due 5/6/2009 ....................            5,000            4,999
      0.40%, Due 5/13/2009 ...................           32,059           32,038
      1.49%, Due 5/13/2009 ...................            5,000            4,997
      0.39%, Due 5/20/2009 ...................           20,000           19,989
      1.28%, Due 6/22/2009 ...................            5,000            4,985
      0.35%, Due 7/1/2009 ....................            5,000            4,996
      0.55%, Due 7/30/2009 ..................            25,000           24,954
      0.44%, Due 8/5/2009 ....................           10,000            9,985
      1.08%, Due 10/1/2009 ...................           10,000            9,945
                                                                  --------------
                                                                         121,882
                                                                  --------------
OTHER GOVERNMENT RELATED - 16.73%
   Bank of America Corp., (FDIC Guaranteed)
      0.50%, Due 5/28/2009 ##...................           15,000         14,988
      0.60%, Due 6/23/2009 ##...................           10,000          9,986
   Citigroup Funding, Inc., (FDIC Guaranteed)
      0.50%, Due 6/11/2009 ##...................           25,000         24,975

   General Electric Capital Corp., (FDIC Guaranteed)
      0.53%, Due 6/26/2009 ##...................           15,000         14,981
      0.65%, Due 6/29/2009 ##...................           10,000          9,984
   US Bank, NA, (FDIC Guaranteed)
      1.02%, Due 9/21/2009 ##...................           10,000          9,951
      0.86%, Due 9/30/2009 ##...................           15,000         14,935
                                                                  --------------
                                                                          99,800
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS .............                           293,728
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 9.89%
OTHER SHORT-TERM INVESTMENTS - 9.89%
   Goldman Sachs Financial Square Government
      Fund ...................................       29,500,000           29,500
   JP Morgan U.S. Government Money Market
      Fund ...................................       29,500,000           29,500
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS ..............                            59,000
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                      AMOUNT           VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS - 40.89%
   Banc of America Securities LLC, 0.20%,
      Due 4/1/2009 (Held at Bank of New York
      Mellon, Collateralized by U.S.
      Government Agency Obligations valued at
      $56,100, 5.5%, 5/1/2038)................   $       55,000   $       55,000
   Barclays Capital, Inc., 0.23%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $163,200, Zero
      Coupon, 12/3/2010 - 3/12/2012)..........          160,000          160,000
   Credit Suisse Securities (USA) LLC, 0.25%,
      Due 4/1/2009 (Held at JPMorgan Chase,
      Collateralized by U.S. Government
      Agency Obligations valued at
      $25,501, Zero Coupon, 4/1/2038).........           25,000           25,000
   Goldman Sachs & Co., 0.15%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $3,992, 5.0% -
      11.5%, 10/1/2009 - 7/1/2036)............            3,914            3,914
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS................                           243,914
                                                                  --------------
TOTAL INVESTMENTS - 100.01% (COST $596,642)...                    $      596,642
LIABILITIES, NET OF OTHER ASSETS - (0.01%)....                               (56)
                                                                  --------------
TOTAL NET ASSETS - 100.00%....................                    $      596,586
                                                                  ==============

Percentages are stated as a percent of net assets.

## Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $99,800 or 16.73% of net assets.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of March 31, 2009 is as follows (in thousands):

                                                Investments
Valuation Inputs                               in Securities
----------------                               -------------
Level 1 - Quoted Prices                         $    59,000
Level 2 - Other significant observable inputs       537,642
Level 3 - Significant unobservable inputs                 0
                                                -----------
Total                                            $  596,642

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2009
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2009
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 29, 2009
      ------------------